UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21774

First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.4%
20,244	Astronics Corp. (a)	$755,101
9,902	Ducommun, Inc. (a)	300,823
10,638	Vectrus, Inc. (a)	396,159
		1,452,083

	Air Freight & Logistics — 0.1%
32,702	Radiant Logistics, Inc. (a)	126,557

	Auto Components — 2.0%
18,321	Motorcar Parts of America, Inc. (a)	392,619
25,704	Stoneridge, Inc. (a)	709,430
3,558	Strattec Security Corp.	129,333
22,249	Superior Industries International, Inc.	295,912
19,718	Tower International, Inc.	547,175
		2,074,469

	Banks — 24.8%
14,201	Access National Corp.	405,155
11,142	Allegiance Bancshares, Inc. (a)	436,209
13,380	Arrow Financial Corp.	454,251
24,642	Atlantic Capital Bancshares, Inc. (a)	446,020
14,692	Bank of Commerce Holdings	171,162
5,253	Bank of Marin Bancorp	362,194
14,833	Bar Harbor Bankshares	411,171
12,137	BCB Bancorp, Inc.	189,944
17,780	Bridge Bancorp, Inc.	596,519
18,204	Bryn Mawr Bank Corp.	800,066
14,912	Camden National Corp.	663,584
15,981	Carolina Financial Corp.	627,734
9,784	Central Valley Community Bancorp	191,375
11,764	Citizens & Northern Corp.	271,631
8,620	Civista Bancshares, Inc.	197,053
13,783	CNB Financial Corp.	400,947
36,509	CoBiz Financial, Inc.	715,576
21,202	Community Bankers Trust Corp. (a)	190,818
3,903	Community Financial (The) Corp.	145,270
28,650	ConnectOne Bancorp, Inc.	825,120
8,252	Enterprise Bancorp, Inc.	291,213
12,346	Equity Bancshares, Inc., Class A (a)	483,469
4,594	Evans Bancorp, Inc.	207,879
7,221	Farmers Capital Bank Corp.	288,479
24,340	Farmers National Banc Corp.	337,109
21,135	Fidelity Southern Corp.	487,584
14,259	Financial Institutions, Inc.	422,066
8,795	First Bancshares, (The), Inc.	283,639
12,249	First Bank	176,386
14,368	First Community Bancshares, Inc.	428,885
13,460	First Connecticut Bancorp, Inc.	344,576
10,822	First Financial Corp.	450,195
30,461	First Foundation, Inc. (a)	564,747
7,594	First Internet Bancorp	280,978
8,756	First Mid-Illinois Bancshares, Inc.	319,156

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
11,824	Franklin Financial Network, Inc. (a)	$385,462
11,096	Great Southern Bancorp, Inc.	554,245
23,578	Guaranty Bancorp	668,436
34,858	Heritage Commerce Corp.	574,460
16,412	HomeTrust Bancshares, Inc. (a)	427,533
23,282	Horizon Bancorp	698,693
8,379	Howard Bancorp, Inc. (a)	165,904
20,491	Independent Bank Corp.	469,244
8,408	Investar Holding Corp.	217,347
15,937	Mercantile Bank Corp.	529,905
15,961	Midland States Bancorp, Inc.	503,729
8,914	MidWestOne Financial Group, Inc.	296,747
6,821	Nicolet Bankshares, Inc. (a)	375,632
7,077	Northeast Bancorp	145,079
5,689	Norwood Financial Corp. (b)	171,182
8,050	Old Line Bancshares, Inc.	265,650
28,458	Old Second Bancorp, Inc.	395,566
5,601	Parke Bancorp, Inc.	116,501
15,739	Peapack-Gladstone Financial Corp.	525,525
4,504	Penns Woods Bancorp, Inc.	190,564
4,607	Peoples Bancorp of North Carolina, Inc. (b)	141,527
17,565	Peoples Bancorp, Inc.	622,679
12,433	QCR Holdings, Inc.	557,620
8,579	Republic Bancorp, Inc., Class A	328,576
10,382	Sierra Bancorp	276,576
6,642	SmartFinancial, Inc. (a)	156,486
6,438	Southern First Bancshares, Inc. (a)	286,491
20,906	TriState Capital Holdings, Inc. (a)	486,065
17,603	Triumph Bancorp, Inc. (a)	725,244
6,915	Two River Bancorp	124,816
		25,251,644

	Biotechnology — 0.7%
32,743	AMAG Pharmaceuticals, Inc. (a)	659,771

	Building Products — 2.1%
15,340	CSW Industrials, Inc. (a)	691,067
47,701	PGT Innovations, Inc. (a)	889,624
33,686	Quanex Building Products Corp.	586,136
		2,166,827

	Capital Markets — 4.0%
14,970	B. Riley Financial, Inc.	291,915
3,099	Diamond Hill Investment Group, Inc.	640,130
3,683	GAMCO Investors, Inc., Class A	91,449
15,144	Hamilton Lane, Inc., Class A	563,811
15,024	INTL FCStone, Inc. (a)	641,224
15,616	Pzena Investment Management, Inc., Class A	173,806
38,580	Virtu Financial, Inc., Class A (b)	1,273,140

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
7,694	Westwood Holdings Group, Inc.	$434,634
		4,110,109

	Chemicals — 3.5%
25,185	American Vanguard Corp.	508,737
7,014	Core Molding Technologies, Inc.	125,060
9,143	Hawkins, Inc.	321,376
11,517	KMG Chemicals, Inc.	690,444
19,958	Koppers Holdings, Inc. (a)	820,274
49,642	Rayonier Advanced Materials, Inc.	1,065,814
		3,531,705

	Commercial Services & Supplies — 3.1%
24,414	Ennis, Inc.	480,956
12,747	Heritage-Crystal Clean, Inc. (a)	300,192
35,130	Hudson Technologies, Inc. (a)	173,542
44,188	InnerWorkings, Inc. (a)	399,901
35,736	Kimball International, Inc., Class B	608,942
21,653	SP Plus Corp. (a)	770,847
8,224	VSE Corp.	425,345
		3,159,725

	Construction & Engineering — 0.4%
7,667	NV5 Global, Inc. (a)	427,435

	Construction Materials — 0.1%
1,928	United States Lime & Minerals, Inc.	141,091

	Consumer Finance — 1.6%
32,320	Enova International, Inc. (a)	712,656
9,009	Regional Management Corp. (a)	286,847
5,844	World Acceptance Corp. (a)	615,373
		1,614,876

	Containers & Packaging — 0.2%
6,283	UFP Technologies, Inc. (a)	185,349

	Diversified Consumer Services — 1.9%
15,744	American Public Education, Inc. (a)	676,992
26,086	Bridgepoint Education, Inc. (a)	175,819
14,144	Carriage Services, Inc.	391,223
7,621	Collectors Universe, Inc.	119,726
37,393	K12, Inc. (a)	530,233
7,309	Liberty Tax, Inc.	73,821
		1,967,814

	Diversified Financial Services — 0.2%
8,609	Marlin Business Services Corp.	244,065

	Electric Utilities — 0.1%
11,743	Spark Energy, Inc., Class A (b)	139,155

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 0.5%
6,718	Allied Motion Technologies, Inc.	$267,040
12,740	TPI Composites, Inc. (a)	286,013
		553,053

	Electronic Equipment, Instruments & Components — 1.7%
7,177	Airgain, Inc. (a) (b)	55,550
31,637	CTS Corp.	860,526
25,641	Kimball Electronics, Inc. (a)	414,102
11,321	Napco Security Technologies, Inc. (a)	132,456
11,091	PC Connection, Inc.	277,275
		1,739,909

	Equity Real Estate Investment Trusts — 1.6%
11,402	CorEnergy Infrastructure Trust, Inc.	428,031
81,608	Independence Realty Trust, Inc.	749,161
18,408	NexPoint Residential Trust, Inc.	457,255
		1,634,447

	Food Products — 1.4%
10,227	Farmer Brothers Co. (a)	308,856
8,399	John B. Sanfilippo & Son, Inc.	486,050
26,447	Landec Corp. (a)	345,133
11,589	Limoneira Co.	275,007
		1,415,046

	Gas Utilities — 0.2%
6,513	RGC Resources, Inc. (b)	165,430

	Health Care Equipment & Supplies — 1.8%
35,295	AngioDynamics, Inc. (a)	608,839
6,040	FONAR Corp. (a) (b)	179,992
28,730	Lantheus Holdings, Inc. (a)	456,807
40,638	Meridian Bioscience, Inc.	577,059
		1,822,697

	Health Care Providers & Services — 1.3%
29,549	Aceto Corp.	224,572
7,133	Addus HomeCare Corp. (a)	347,021
14,787	Civitas Solutions, Inc. (a)	227,720
4,853	Psychemedics Corp.	100,360
28,361	RadNet, Inc. (a)	408,398
		1,308,071

	Hotels, Restaurants & Leisure — 3.0%
26,509	Century Casinos, Inc. (a)	197,757
34,921	Del Taco Restaurants, Inc. (a)	361,781
20,791	El Pollo Loco Holdings, Inc. (a)	197,514
10,584	Fogo De Chao, Inc. (a)	166,698

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
14,439	Golden Entertainment, Inc. (a)	$335,418
10,917	Monarch Casino & Resort, Inc. (a)	461,680
2,814	Nathan’s Famous, Inc.	207,955
22,395	Potbelly Corp. (a)	269,860
8,589	RCI Hospitality Holdings, Inc.	243,842
27,940	Ruth’s Hospitality Group, Inc.	683,133
		3,125,638

	Household Durables — 4.1%
10,353	AV Homes, Inc. (a)	192,048
9,720	Bassett Furniture Industries, Inc.	295,002
22,671	Century Communities, Inc. (a)	678,996
7,090	Flexsteel Industries, Inc.	280,622
14,576	Green Brick Partners, Inc. (a)	158,878
11,298	Hooker Furniture Corp.	414,637
121,038	Hovnanian Enterprises, Inc., Class A (a)	221,500
11,838	Lifetime Brands, Inc.	146,791
26,770	M/I Homes, Inc. (a)	852,625
13,226	New Home Co., (The), Inc. (a)	146,544
27,649	William Lyon Homes, Class A (a)	760,071
		4,147,714

	Insurance — 2.5%
9,062	Baldwin & Lyons, Inc., Class B	199,364
8,450	EMC Insurance Group, Inc.	228,826
6,948	Global Indemnity Ltd.	239,845
28,083	Greenlight Capital Re, Ltd., Class A (a)	450,732
7,611	HCI Group, Inc.	290,436
11,590	Health Insurance Innovations, Inc., Class A (a) (b)	334,951
22,450	Heritage Insurance Holdings, Inc. (b)	340,342
1,377	Investors Title Co.	275,262
8,778	Kingstone Cos., Inc.	147,471
		2,507,229

	Internet Software & Services — 0.1%
68,964	Meet Group, (The), Inc. (a)	144,135

	IT Services — 1.7%
25,048	Hackett Group (The), Inc.	402,271
33,443	Perficient, Inc. (a)	766,513
48,408	Unisys Corp. (a)	520,386
		1,689,170

	Leisure Products — 1.9%
5,485	Johnson Outdoors, Inc., Class A	340,070
19,700	Malibu Boats, Inc., Class A (a)	654,237
7,349	Marine Products Corp.	102,959
15,894	MCBC Holdings, Inc. (a)	400,529

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
29,495	Nautilus, Inc. (a)	$396,708
		1,894,503

	Machinery — 3.4%
9,695	Blue Bird Corp. (a)	229,771
19,681	Columbus McKinnon Corp.	705,367
25,620	Commercial Vehicle Group, Inc. (a)	198,555
6,014	Eastern (The) Co.	171,399
21,026	Global Brass & Copper Holdings, Inc.	703,320
5,979	Hurco Cos., Inc.	274,436
10,929	Miller Industries, Inc.	273,225
8,425	Park-Ohio Holdings Corp.	327,311
31,694	Spartan Motors, Inc.	545,137
		3,428,521

	Media —1.3%
63,131	Entravision Communications Corp., Class A	296,716
16,206	Hemisphere Media Group, Inc. (a)	182,318
15,262	Reading International, Inc., Class A (a)	254,112
18,483	Marcus (The) Corp.	560,959
		1,294,105

	Metals & Mining — 1.0%
15,011	Ryerson Holding Corp. (a)	122,340
25,937	Schnitzer Steel Industries, Inc., Class A	839,062
		961,402

	Mortgage Real Estate Investment Trusts — 3.3%
27,080	AG Mortgage Investment Trust, Inc.	470,380
94,263	Anworth Mortgage Asset Corp.	452,462
46,229	Arbor Realty Trust, Inc. (b)	407,740
27,388	Ares Commercial Real Estate Corp.	338,242
11,223	Cherry Hill Mortgage Investment Corp.	196,851
48,562	Dynex Capital, Inc.	321,966
9,863	Ellington Residential Mortgage REIT (b)	108,098
15,009	Great Ajax Corp.	203,372
107,493	New York Mortgage Trust, Inc. (b)	637,434
15,059	Sutherland Asset Management Corp.	228,144
		3,364,689

	Multi-Utilities — 0.7%
14,232	Unitil Corp.	660,507

	Oil, Gas & Consumable Fuels — 1.3%
79,713	Gener8 Maritime, Inc. (a)	450,379

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
5,551	REX American Resources Corp. (a)	$404,113
34,240	SandRidge Energy, Inc. (a)	496,822
		1,351,314

	Paper & Forest Products — 0.6%
46,213	Mercer International, Inc.	575,352

	Personal Products — 1.0%
10,087	Medifast, Inc.	942,630
6,101	Natural Health Trends Corp. (b)	115,980
		1,058,610

	Pharmaceuticals — 1.2%
29,080	Lannett Co., Inc. (a) (b)	466,734
18,817	Phibro Animal Health Corp., Class A	747,035
95,665	VIVUS, Inc. (a)	34,047
		1,247,816

	Professional Services — 2.7%
6,827	BG Staffing, Inc.	129,645
7,789	CRA International, Inc.	407,287
16,121	GP Strategies Corp. (a)	365,140
18,044	Heidrick & Struggles International, Inc.	563,875
22,626	Kforce, Inc.	612,033
47,546	RPX Corp.	508,267
7,240	Willdan Group, Inc. (a)	205,254
		2,791,501

	Real Estate Management & Development — 1.3%
11,179	Altisource Portfolio Solutions S.A. (a) (b)	296,914
5,364	Consolidated-Tomoka Land Co.	337,127
10,070	Forestar Group, Inc. (a) (b)	212,981
6,845	RMR Group, (The), Inc., Class A	478,808
		1,325,830

	Road & Rail — 1.1%
24,630	ArcBest Corp.	789,391
11,637	Covenant Transportation Group, Inc., Class A (a)	347,132
		1,136,523

	Semiconductors & Semiconductor Equipment — 3.3%
18,805	Alpha & Omega Semiconductor Ltd. (a)	290,537
30,783	Axcelis Technologies, Inc. (a)	757,262
27,413	Cohu, Inc.	625,291
17,658	Ichor Holdings Ltd. (a) (b)	427,500
22,823	Nanometrics, Inc. (a)	613,939

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
52,717	Xcerra Corp. (a)	$614,153
		3,328,682

	Specialty Retail — 1.3%
54,533	Barnes & Noble, Inc.	269,938
13,198	Citi Trends, Inc.	407,950
16,699	Container Store Group, (The), Inc. (a) (b)	90,843
18,660	Haverty Furniture Cos., Inc.	375,999
11,346	J. Jill, Inc. (a)	50,149
13,045	Tilly’s, Inc., Class A	147,409
		1,342,288

	Textiles, Apparel & Luxury Goods — 1.2%
10,033	Culp, Inc.	306,508
12,040	Perry Ellis International, Inc. (a)	310,632
16,345	Unifi, Inc. (a)	592,506
		1,209,646

	Thrifts & Mortgage Finance — 6.3%
8,206	BSB Bancorp, Inc. (a)	251,104
13,663	Charter Financial Corp.	278,588
6,583	Entegra Financial Corp. (a)	190,907
8,728	Federal Agricultural Mortgage Corp., Class C	759,510
9,746	First Defiance Financial Corp.	558,641
6,678	Home Bancorp, Inc.	288,289
25,831	HomeStreet, Inc. (a)	740,058
13,885	Impac Mortgage Holdings, Inc. (a) (b)	109,691
55,466	NMI Holdings, Inc., Class A (a)	917,962
20,115	PennyMac Financial Services, Inc., Class A (a)	455,605
20,161	Riverview Bancorp, Inc.	188,304
6,781	Southern Missouri Bancorp, Inc.	248,185
5,882	Timberland Bancorp, Inc.	178,813
47,834	United Community Financial Corp.	471,643
26,969	Waterstone Financial, Inc.	466,564
26,355	Western New England Bancorp, Inc.	280,681
		6,384,545

	Water Utilities — 0.9%
7,984	Artesian Resources Corp., Class A	291,256

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities (Continued)
15,701	Middlesex Water Co.	$576,227
		867,483

	Total Common Stocks — 99.9%	101,728,531
	(Cost $91,991,599)

	Money Market Funds — 1.3%
1,387,907	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (c) (d)	1,387,907
	(Cost $1,387,907)

Principal Value	Description	Value

	Repurchase Agreements — 2.1%
$39,573	BNP Paribas S.A., 1.73% (c), dated 03/29/18, due 04/02/18, with a maturity value of $39,581. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $40,761. (d)	39,573
2,084,708	JPMorgan Chase & Co., 1.72% (c), dated 03/29/18, due 04/02/18, with a maturity value of $2,085,106. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 06/30/21 to 03/31/22. The value of the collateral including accrued interest is $2,138,950. (d)	2,084,708

	Total Repurchase Agreements — 2.1%	2,124,281
	(Cost $2,124,281)

	Total Investments — 103.3%	105,240,719
	(Cost $95,503,787) (e)
	Net Other Assets and Liabilities — (3.3)%	(3,409,793)
	Net Assets — 100.0%	$101,830,926

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,494,293 and the total value of the collateral held by the Fund is $3,512,188.
(c)	Rate shown reflects yield as of March 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,445,392 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,708,460. The net unrealized appreciation was $9,736,932.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$101,728,531	$—	$—
Money Market Funds	1,387,907	—	—
Repurchase Agreements	—	2,124,281	—
Total Investments	$103,116,438	$2,124,281	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.5%
116,424	Boeing (The) Co.	$38,173,101

	Air Freight & Logistics — 1.7%
244,966	United Parcel Service, Inc., Class B	25,638,142

	Automobiles — 1.7%
2,352,208	Ford Motor Co.	26,062,465

	Banks — 0.8%
112,481	F.N.B. Corp.	1,512,869
40,941	Old National Bancorp	691,903
49,508	PacWest Bancorp	2,452,131
4,926	Park National Corp.	511,122
128,391	People’s United Financial, Inc.	2,395,776
20,042	Trustmark Corp.	624,509
74,371	Umpqua Holdings Corp.	1,592,283
40,408	United Bankshares, Inc.	1,424,382
7,595	Westamerica Bancorporation	441,118
		11,646,093

	Beverages — 4.0%
1,384,707	Coca-Cola (The) Co.	60,137,825

	Capital Markets — 0.8%
29,724	Federated Investors, Inc., Class B	992,782
151,272	Invesco Ltd.	4,842,217
52,660	T. Rowe Price Group, Inc.	5,685,700
		11,520,699

	Chemicals — 0.8%
5,988	Kronos Worldwide, Inc.	135,329
113,711	LyondellBasell Industries N.V., Class A	12,016,978
		12,152,307

	Commercial Services & Supplies — 0.0%
32,589	Steelcase, Inc., Class A	443,210

	Communications Equipment — 3.8%
1,350,126	Cisco Systems, Inc.	57,906,904

	Containers & Packaging — 0.7%
152,333	International Paper Co.	8,139,152
33,903	Sonoco Products Co.	1,644,296
		9,783,448

	Diversified Consumer Services — 0.1%
74,592	H&R Block, Inc.	1,895,383

	Diversified Telecommunication Services — 15.1%
3,552,785	AT&T, Inc.	126,656,785

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services (Continued)
2,130,036	Verizon Communications, Inc.	$101,858,322
		228,515,107

	Electric Utilities — 7.0%
86,983	Alliant Energy Corp.	3,554,125
200,705	American Electric Power Co., Inc.	13,766,356
353,680	Duke Energy Corp.	27,399,590
89,531	Entergy Corp.	7,053,252
114,223	Eversource Energy	6,730,019
85,550	Great Plains Energy, Inc.	2,719,635
43,912	Hawaiian Electric Industries, Inc.	1,509,695
91,846	OGE Energy Corp.	3,009,793
13,915	Otter Tail Corp.	603,215
423,975	PPL Corp.	11,994,253
571,937	Southern (The) Co.	25,542,706
49,263	Westar Energy, Inc.	2,590,741
		106,473,380

	Electrical Equipment — 1.6%
139,227	Eaton Corp. PLC	11,125,630
188,988	Emerson Electric Co.	12,907,880
		24,033,510

	Food Products — 1.4%
185,977	Archer-Daniels-Midland Co.	8,065,822
47,598	B&G Foods, Inc.	1,128,073
63,242	Flowers Foods, Inc.	1,382,470
233,261	General Mills, Inc.	10,510,741
		21,087,106

	Gas Utilities — 0.0%
10,647	Northwest Natural Gas Co.	613,800

	Health Care Providers & Services — 0.0%
39,544	Owens & Minor, Inc.	614,909

	Hotels, Restaurants & Leisure — 0.1%
20,567	Brinker International, Inc.	742,469

	Household Durables — 0.3%
40,175	Garmin Ltd.	2,367,513
29,722	Tupperware Brands Corp.	1,437,950
		3,805,463

	Household Products — 4.9%
938,081	Procter & Gamble (The) Co.	74,371,062

	Industrial Conglomerates — 2.7%
3,067,168	General Electric Co.	41,345,425

	Insurance — 1.3%
53,461	AmTrust Financial Services, Inc.	658,105
376,446	MetLife, Inc.	17,275,107

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
99,073	Old Republic International Corp.	$2,125,116
		20,058,328

	IT Services — 4.2%
346,699	International Business Machines Corp.	53,194,027
105,329	Paychex, Inc.	6,487,213
172,007	Western Union (The) Co.	3,307,695
		62,988,935

	Media — 0.1%
16,014	Meredith Corp.	861,553

	Metals & Mining — 0.1%
16,671	Compass Minerals International, Inc.	1,005,261

	Multiline Retail — 1.6%
60,558	Kohl’s Corp.	3,967,154
164,266	Macy’s, Inc.	4,885,271
36,188	Nordstrom, Inc.	1,751,861
201,530	Target Corp.	13,992,228
		24,596,514

	Multi-Utilities — 4.2%
88,498	Ameren Corp.	5,011,642
21,580	Avista Corp.	1,105,975
191,280	CenterPoint Energy, Inc.	5,241,072
127,276	Consolidated Edison, Inc.	9,919,892
293,987	Dominion Energy, Inc.	19,823,543
21,791	NorthWestern Corp.	1,172,356
199,897	Public Service Enterprise Group, Inc.	10,042,825
89,616	SCANA Corp.	3,365,081
124,822	WEC Energy Group, Inc.	7,826,339
		63,508,725

	Oil, Gas & Consumable Fuels — 16.5%
802,766	Chevron Corp.	91,547,435
1,876,705	Exxon Mobil Corp.	140,020,960
55,618	HollyFrontier Corp.	2,717,496
160,824	Valero Energy Corp.	14,919,642
		249,205,533

	Paper & Forest Products — 0.1%
24,188	Domtar Corp.	1,028,957

	Pharmaceuticals — 5.6%
2,406,151	Pfizer, Inc.	85,394,299

	Semiconductors & Semiconductor Equipment — 6.2%
92,151	Cypress Semiconductor Corp.	1,562,881
1,168,571	Intel Corp.	60,859,178

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
576,772	QUALCOMM, Inc.	$31,958,936
		94,380,995

	Software — 0.2%
94,716	CA, Inc.	3,210,872

	Specialty Retail — 0.8%
43,720	American Eagle Outfitters, Inc.	871,340
48,481	Chico’s FAS, Inc.	438,268
32,306	DSW, Inc., Class A	725,593
103,161	GameStop Corp., Class A	1,301,892
64,306	Gap (The), Inc.	2,006,347
143,138	L Brands, Inc.	5,469,303
24,581	Williams-Sonoma, Inc.	1,296,893
		12,109,636

	Technology Hardware, Storage & Peripherals — 0.7%
136,140	Seagate Technology PLC	7,966,913
76,584	Xerox Corp.	2,204,087
		10,171,000

	Textiles, Apparel & Luxury Goods — 0.4%
88,019	VF Corp.	6,523,968

	Thrifts & Mortgage Finance — 0.1%
43,910	Northwest Bancshares, Inc.	727,149
19,849	Provident Financial Services, Inc.	507,936
		1,235,085

	Tobacco — 7.8%
836,222	Altria Group, Inc.	52,113,355
664,098	Philip Morris International, Inc.	66,011,341
		118,124,696

	Trading Companies & Distributors — 0.0%
34,288	Aircastle Ltd.	680,960

	Total Investments — 99.9%	1,512,047,125
	(Cost $1,461,831,691) (a)
	Net Other Assets and Liabilities — 0.1%	2,243,438
	Net Assets — 100.0%	$1,514,290,563

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $123,435,571 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $73,220,137. The net unrealized appreciation was $50,215,434.

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,512,047,125	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Automobiles — 3.6%
1,854,962	Fiat Chrysler Automobiles N.V. (a)	$38,063,820

	Banks — 1.9%
476,506	Citizens Financial Group, Inc.	20,003,722

	Biotechnology — 10.7%
653,800	AbbVie, Inc.	61,882,170
34,952	Avexis, Inc. (a)	4,319,368
41,595	Blueprint Medicines Corp. (a)	3,814,261
285,520	Shire PLC, ADR	42,653,833
		112,669,632

	Capital Markets — 2.6%
107,265	Cboe Global Markets, Inc.	12,238,937
52,664	Hamilton Lane, Inc., Class A	1,960,681
62,634	Houlihan Lokey, Inc.	2,793,476
84,580	Moelis & Co., Class A	4,300,893
178,175	Virtu Financial, Inc., Class A (b)	5,879,775
		27,173,762

	Chemicals — 1.1%
180,829	Chemours (The) Co.	8,808,181
40,176	Ingevity Corp. (a)	2,960,569
		11,768,750

	Communications Equipment — 2.3%
70,309	Arista Networks, Inc. (a)	17,949,888
77,643	Casa Systems, Inc. (a) (b)	2,278,045
59,565	Lumentum Holdings, Inc. (a)	3,800,247
		24,028,180

	Construction Materials — 0.3%
118,966	Summit Materials, Inc., Class A (a)	3,602,290

	Consumer Finance — 4.0%
413,786	Ally Financial, Inc.	11,234,290
343,203	Santander Consumer USA Holdings, Inc.	5,594,209
756,949	Synchrony Financial	25,380,500
		42,208,999

	Containers & Packaging — 0.6%
124,799	Berry Global Group, Inc. (a)	6,840,233

	Diversified Consumer Services — 0.6%
128,739	ServiceMaster Global Holdings, Inc. (a)	6,546,378

	Diversified Telecommunication Services — 0.8%
236,092	Zayo Group Holdings, Inc. (a)	8,064,903

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 1.9%
145,067	CDW Corp.	$10,199,661
178,492	Keysight Technologies, Inc. (a)	9,351,196
		19,550,857

	Equity Real Estate Investment Trusts — 0.6%
228,417	MGM Growth Properties LLC, Class A	6,062,187

	Food & Staples Retailing — 0.9%
98,980	Performance Food Group Co. (a)	2,954,553
213,848	US Foods Holding Corp. (a)	7,007,799
		9,962,352

	Food Products — 10.9%
186,144	Blue Buffalo Pet Products, Inc. (a)	7,410,392
1,046,908	Kraft Heinz (The) Co.	65,211,899
139,167	Lamb Weston Holdings, Inc.	8,102,303
113,288	Pinnacle Foods, Inc.	6,128,881
380,135	Tyson Foods, Inc., Class A	27,822,081
		114,675,556

	Health Care Equipment & Supplies — 0.4%
32,483	Penumbra, Inc. (a)	3,756,659

	Health Care Providers & Services — 0.3%
57,743	HealthEquity, Inc. (a)	3,495,761

	Health Care Technology — 0.2%
58,748	Teladoc, Inc. (a) (b)	2,367,544

	Hotels, Restaurants & Leisure — 1.1%
94,462	Hilton Grand Vacations, Inc. (a)	4,063,755
118,209	ILG, Inc.	3,677,482
95,173	Planet Fitness, Inc., Class A (a)	3,594,684
		11,335,921

	Insurance — 0.9%
190,347	Athene Holding Ltd., Class A (a)	9,100,490

	Internet & Direct Marketing Retail — 0.7%
90,807	Stitch Fix, Inc., Class A (a) (b)	1,841,566
83,591	Wayfair, Inc., Class A (a)	5,644,900
		7,486,466

	Internet Software & Services — 8.5%
50,172	2U, Inc. (a)	4,215,953
52,346	Alteryx, Inc., Class A (a)	1,787,093

See Notes to Portfolio of Investments

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
100,971	CarGurus, Inc. (a) (b)	$3,884,354
52,389	Coupa Software, Inc. (a)	2,389,986
159,890	GoDaddy, Inc., Class A (a)	9,820,444
82,985	GrubHub, Inc. (a)	8,420,488
47,588	LogMeIn, Inc.	5,498,793
261,091	Match Group, Inc. (a) (b)	11,602,884
84,607	MuleSoft, Inc., Class A (a)	3,721,016
52,765	New Relic, Inc. (a)	3,910,942
152,035	Nutanix, Inc., Class A (a)	7,466,439
706,942	Twitter, Inc. (a)	20,508,387
121,525	Zillow Group, Inc., Class C (a)	6,538,045
		89,764,824

	IT Services — 16.3%
147,969	Black Knight, Inc. (a)	6,969,340
200,310	Conduent, Inc. (a)	3,733,779
271,900	DXC Technology Co.	27,334,107
808,976	First Data Corp., Class A (a)	12,943,616
1,142,236	PayPal Holdings, Inc. (a)	86,661,445
377,227	Square, Inc., Class A (a)	18,559,568
190,347	Worldpay, Inc., Class A (a)	15,654,137
		171,855,992

	Life Sciences Tools & Services — 2.3%
198,219	IQVIA Holdings, Inc. (a)	19,447,266
60,712	PRA Health Sciences, Inc. (a)	5,036,668
		24,483,934

	Machinery — 3.2%
107,798	Evoqua Water Technologies Corp. (a)	2,295,019
331,233	Fortive Corp.	25,677,182
186,841	Gardner Denver Holdings, Inc. (a)	5,732,282
		33,704,483

	Media — 4.7%
661,457	Altice USA, Inc., Class A (a) (b)	12,223,725
5,457	Cable One, Inc.	3,749,559
172,583	Liberty Broadband Corp., Class A (a)	14,635,039
319,927	Liberty Media Corp-Liberty SiriusXM, Class A (a)	13,149,000
22,841	Madison Square Garden (The) Co., Class A (a)	5,614,318
		49,371,641

	Metals & Mining — 0.9%
177,189	Alcoa Corp. (a)	7,966,418
50,713	Warrior Met Coal, Inc.	1,420,471
		9,386,889

Shares	Description	Value

	Common Stocks (Continued)
	Multiline Retail — 0.3%
58,682	Ollie's Bargain Outlet Holdings, Inc. (a)	$3,538,525

	Oil, Gas & Consumable Fuels — 1.1%
245,276	EQT Corp.	11,653,063

	Pharmaceuticals — 0.5%
126,884	Catalent, Inc. (a)	5,209,857

	Professional Services — 2.8%
404,213	IHS Markit Ltd. (a)	19,499,235
174,780	TransUnion (a)	9,924,009
		29,423,244

	Real Estate Management & Development — 0.2%
77,832	Redfin Corp. (a) (b)	1,776,905

	Road & Rail — 0.4%
168,343	Schneider National, Inc., Class B	4,387,019

	Semiconductors & Semiconductor Equipment — 0.4%
103,678	Versum Materials, Inc.	3,901,403

	Software — 4.2%
50,631	Blackline, Inc. (a)	1,985,241
128,064	CDK Global, Inc.	8,111,574
36,031	HubSpot, Inc. (a)	3,902,157
56,327	Paycom Software, Inc. (a)	6,048,957
85,607	SailPoint Technologies Holding, Inc. (a)	1,771,209
1,146,137	Snap, Inc., Class A (a) (b)	18,189,194
98,391	Zendesk, Inc. (a)	4,709,977
		44,718,309

	Specialty Retail — 1.9%
64,954	Burlington Stores, Inc. (a)	8,648,625
109,449	Camping World Holdings, Inc., Class A	3,529,730
91,047	Floor & Decor Holdings, Inc., Class A (a)	4,745,370
166,554	Michaels (The) Cos., Inc. (a)	3,282,779
		20,206,504

	Technology Hardware, Storage & Peripherals — 3.2%
1,665,537	Hewlett Packard Enterprise Co.	29,213,519
206,320	Pure Storage, Inc., Class A (a)	4,116,084
		33,329,603

	Textiles, Apparel & Luxury Goods — 0.6%
420,830	Under Armour, Inc., Class A (a) (b)	6,880,571

See Notes to Portfolio of Investments

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 2.1%
27,029	Herc Holdings, Inc. (a)	$1,755,533
38,094	SiteOne Landscape Supply, Inc. (a)	2,934,762
80,353	United Rentals, Inc. (a)	13,879,374
134,307	Univar, Inc. (a)	3,727,019
		22,296,688

	Total Common Stocks — 100.0%	1,054,653,916
	(Cost $897,506,563)

	Money Market Funds — 1.7%
18,119,822	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (c) (d)	18,119,822
	(Cost $18,119,822)

Principal Value	Description	Value

	Repurchase Agreements — 2.6%
$516,646	BNP Paribas S.A., 1.73% (c), dated 03/29/18, due 04/02/18, with a maturity value of $516,745. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $532,519. (d)	516,646
27,216,909	JPMorgan Chase & Co., 1.72% (c), dated 03/29/18, due 04/02/18, with a maturity value of $27,222,110. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 06/30/21 to 03/31/22. The value of the collateral including accrued interest is $27,925,061. (d)	27,216,909

	Total Repurchase Agreements — 2.6%	27,733,555
	(Cost $27,733,555)

	Total Investments — 104.3%	1,100,507,293
	(Cost $943,359,940) (e)
	Net Other Assets and Liabilities — (4.3)%	(45,858,015)
	Net Assets — 100.0%	$1,054,649,278

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $45,733,728 and the total value of the collateral held by the Fund is $45,853,377.
(c)	Rate shown reflects yield as of March 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)

Aggregate cost for financial reporting purposes, approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $189,392,858 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $32,245,505. The net unrealized appreciation was $157,147,353.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,054,653,916	$—	$—
Money Market Funds	18,119,822	—	—
Repurchase Agreements	—	27,733,555	—
Total Investments	$1,072,773,738	$27,733,555	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Biotechnology — 78.4%
1,754,507	ACADIA Pharmaceuticals, Inc. (a)	$39,423,772
675,756	Agios Pharmaceuticals, Inc. (a)	55,263,326
390,280	Alexion Pharmaceuticals, Inc. (a)	43,500,609
828,359	Alkermes PLC (a)	48,011,688
378,441	Alnylam Pharmaceuticals, Inc. (a)	45,072,323
249,515	Amgen, Inc.	42,537,317
577,526	Avexis, Inc. (a)	71,370,663
138,134	Biogen, Inc. (a)	37,823,852
530,167	BioMarin Pharmaceutical, Inc. (a)	42,980,639
276,070	Bluebird Bio, Inc. (a)	47,138,952
460,005	Celgene Corp. (a)	41,037,046
987,102	FibroGen, Inc. (a)	45,604,112
583,228	Gilead Sciences, Inc.	43,969,559
1,961,488	Grifols S.A., ADR	41,583,546
506,926	Incyte Corp. (a)	42,242,144
818,274	Intercept Pharmaceuticals, Inc. (a) (b)	50,340,216
3,633,116	Intrexon Corp. (a) (b)	55,695,668
940,619	Ionis Pharmaceuticals, Inc. (a)	41,462,485
585,420	Neurocrine Biosciences, Inc. (a)	48,548,881
127,170	Regeneron Pharmaceuticals, Inc. (a)	43,792,261
883,173	Seattle Genetics, Inc. (a)	46,225,275
960,792	Ultragenyx Pharmaceutical, Inc. (a)	48,990,784
338,535	United Therapeutics Corp. (a)	38,037,793
299,069	Vertex Pharmaceuticals, Inc. (a)	48,742,266
		1,109,395,177

	Life Sciences Tools & Services — 16.6%
335,466	Bio-Techne Corp.	50,668,785
437,641	Charles River Laboratories International, Inc. (a)	46,713,800
193,825	Illumina, Inc. (a)	45,824,106
458,688	IQVIA Holdings, Inc. (a)	45,001,880
1,437,022	QIAGEN N.V. (a)	46,430,181
		234,638,752

	Pharmaceuticals — 5.0%
659,529	Nektar Therapeutics (a)	70,081,551

	Total Common Stocks — 100.0%	1,414,115,480
	(Cost $1,382,177,787)

Shares	Description	Value

	Money Market Funds — 2.7%
38,031,541	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class – 1.62% (c) (d)	$38,031,541
	(Cost $38,031,541)

Principal Value	Description	Value

	Repurchase Agreements — 4.1%
$1,084,384	BNP Paribas S.A., 1.73% (c), dated 03/29/18, due 04/02/18, with a maturity value of $1,084,592. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $1,116,944. (d)	1,084,384
57,125,339	JPMorgan Chase & Co., 1.72% (c), dated 03/29/18, due 04/02/18, with a maturity value of $57,136,256. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 06/30/21 to 03/31/22. The value of the collateral including accrued interest is $58,611,673. (d)	57,125,339

	Total Repurchase Agreements — 4.1%	58,209,723
	(Cost $58,209,723)

	Total Investments — 106.8%	1,510,356,744
	(Cost $1,478,419,051) (e)
	Net Other Assets and Liabilities — (6.8)%	(96,319,661)
	Net Assets — 100.0%	$1,414,037,083

See Notes to Portfolio of Investments

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $93,528,734 and the total value of the collateral held by the Fund is $96,241,264.
(c)	Rate shown reflects yield as of March 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $179,577,500 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $147,639,807. The net unrealized appreciation was $31,937,693.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,414,115,480	$—	$—
Money Market Funds	38,031,541	—	—
Repurchase Agreements	—	58,209,723	—
Total Investments	$1,452,147,021	$58,209,723	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Capital Markets — 5.5%
3,414,962	E*TRADE Financial Corp. (a)	$189,223,044
3,288,730	TD Ameritrade Holding Corp.	194,791,478
		384,014,522

	Communications Equipment — 5.4%
626,842	Arista Networks, Inc. (a)	160,032,763
5,864,340	Juniper Networks, Inc.	142,679,392
1,365,087	NETGEAR, Inc. (a)	78,082,976
		380,795,131

	Diversified Telecommunication Services — 2.3%
1,794,575	Cogent Communications Holdings, Inc.	77,884,555
7,952,072	Vonage Holdings Corp. (a)	84,689,567
		162,574,122

	Health Care Technology — 2.1%
1,965,270	Veeva Systems, Inc., Class A (a)	143,504,016

	Internet & Direct Marketing Retail — 20.7%
466,043	Amazon.com, Inc. (a)	674,522,676
1,632,979	Expedia Group, Inc.	180,297,211
17,189,931	Groupon, Inc. (a)	74,604,300
1,366,160	Netflix, Inc. (a)	403,495,356
2,733,593	TripAdvisor, Inc. (a)	111,776,618
		1,444,696,161

	Internet Software & Services — 46.8%
1,311,524	2U, Inc. (a)	110,207,362
2,451,532	Akamai Technologies, Inc. (a)	174,009,741
331,356	Alphabet, Inc., Class A (a)	343,662,562
337,848	Alphabet, Inc., Class C (a)	348,588,188
2,687,242	Blucora, Inc. (a)	66,106,153
4,437,060	Box, Inc., Class A (a)	91,181,583
1,985,804	Cornerstone OnDemand, Inc. (a)	77,664,794
6,375,714	eBay, Inc. (a)	256,558,731
6,361,007	Endurance International Group Holdings, Inc. (a)	47,071,452
3,416,949	Facebook, Inc., Class A (a)	545,994,281
2,152,495	GoDaddy, Inc., Class A (a)	132,206,243
1,468,706	GrubHub, Inc. (a)	149,029,598
1,343,536	j2 Global, Inc.	106,031,861
1,081,249	LogMeIn, Inc.	124,938,322
1,325,565	New Relic, Inc. (a)	98,250,878
4,242,513	NIC, Inc.	56,425,423
1,872,799	Okta, Inc. (a)	74,631,040
13,516,514	Pandora Media, Inc. (a) (b)	67,988,065
6,310,374	Twitter, Inc. (a)	183,063,950
1,344,520	VeriSign, Inc. (a) (b)	159,406,291

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
3,151,230	Web.com Group, Inc. (a)	$57,037,263
		3,270,053,781

	IT Services — 5.0%
4,651,486	PayPal Holdings, Inc. (a)	352,908,243

	Software — 12.2%
3,967,309	8x8, Inc. (a)	73,990,313
1,838,591	Citrix Systems, Inc. (a)	170,621,245
963,260	Ebix, Inc.	71,762,870
933,014	HubSpot, Inc. (a)	101,045,416
2,897,520	salesforce.com, Inc. (a)	336,981,576
6,273,196	Snap, Inc., Class A (a) (b)	99,555,621
		853,957,041

	Total Common Stocks — 100.0%	6,992,503,017
	(Cost $5,701,489,489)

	Money Market Funds — 0.4%
24,857,763	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (c) (d)	24,857,763
4,402,457	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.56% (c)	4,402,457

	Total Money Market Funds — 0.4%	29,260,220
	(Cost $29,260,220)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$708,763	BNP Paribas S.A., 1.73% (c), dated 03/29/18, due 04/02/18, with a maturity value of $708,899. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $730,045. (d)	708,763

See Notes to Portfolio of Investments

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
March 31, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$37,337,643	JPMorgan Chase & Co., 1.72% (c), dated 03/29/18, due 04/02/18, with a maturity value of $37,344,779. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 06/30/21 to 03/31/22. The value of the collateral including accrued interest is $38,309,125. (d)	$37,337,643

	Total Repurchase Agreements — 0.6%	38,046,406
	(Cost $38,046,406)

	Total Investments — 101.0%	7,059,809,643
	(Cost $5,768,796,115) (e)
	Net Other Assets and Liabilities — (1.0)%	(67,696,954)
	Net Assets — 100.0%	$6,992,112,689

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $61,130,003 and the total value of the collateral held by the Fund is $62,904,169.
(c)	Rate shown reflects yield as of March 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,443,639,803 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $152,626,275. The net unrealized appreciation was $1,291,013,528.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$6,992,503,017	$—	$—
Money Market Funds	29,260,220	—	—
Repurchase Agreements	—	38,046,406	—
Total Investments	$7,021,763,237	$38,046,406	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 11.1%
79,842	General Dynamics Corp.	$17,637,098
50,283	Lockheed Martin Corp.	16,992,134
52,767	Northrop Grumman Corp.	18,422,015
84,882	Raytheon Co.	18,319,233
122,841	United Technologies Corp.	15,455,855
		86,826,335

	Air Freight & Logistics — 1.7%
125,448	United Parcel Service, Inc., Class B	13,129,388

	Beverages — 5.7%
353,994	Coca-Cola (The) Co.	15,373,959
249,689	Monster Beverage Corp. (a)	14,284,708
138,922	PepsiCo, Inc.	15,163,336
		44,822,003

	Biotechnology — 1.9%
88,203	Amgen, Inc.	15,036,847

	Capital Markets — 6.0%
93,362	Ameriprise Financial, Inc.	13,811,974
92,161	S&P Global, Inc.	17,608,281
142,262	T. Rowe Price Group, Inc.	15,360,028
		46,780,283

	Chemicals — 2.0%
140,954	PPG Industries, Inc.	15,730,466

	Electrical Equipment — 2.0%
198,858	Eaton Corp. PLC	15,890,743

	Electronic Equipment, Instruments & Components — 5.8%
179,257	Amphenol Corp., Class A	15,439,405
481,662	Corning, Inc.	13,428,737
165,736	TE Connectivity Ltd.	16,557,026
		45,425,168

	Health Care Equipment & Supplies — 2.1%
103,512	Stryker Corp.	16,657,151

	Health Care Providers & Services — 3.5%
75,834	Cigna Corp.	12,720,395
68,600	UnitedHealth Group, Inc.	14,680,400
		27,400,795

	Hotels, Restaurants & Leisure — 2.0%
272,516	Starbucks Corp.	15,775,951

	Household Products — 1.9%
183,312	Procter & Gamble (The) Co.	14,532,975

	Industrial Conglomerates — 3.8%
67,267	3M Co.	14,766,452

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates (Continued)
105,198	Honeywell International, Inc.	$15,202,163
		29,968,615

	Insurance — 6.1%
203,390	Marsh & McLennan Cos., Inc.	16,797,980
225,445	Principal Financial Group, Inc.	13,731,855
289,531	Progressive (The) Corp.	17,641,124
		48,170,959

	Internet Software & Services — 1.9%
92,086	Facebook, Inc., Class A (a)	14,714,422

	IT Services — 12.5%
103,211	Accenture PLC, Class A	15,842,888
137,468	Automatic Data Processing, Inc.	15,599,869
215,998	Cognizant Technology Solutions Corp., Class A	17,387,839
102,819	International Business Machines Corp.	15,775,519
100,069	Mastercard, Inc., Class A	17,528,086
136,059	Visa, Inc., Class A	16,275,378
		98,409,579

	Life Sciences Tools & Services — 4.0%
228,471	Agilent Technologies, Inc.	15,284,710
79,228	Waters Corp. (a)	15,738,642
		31,023,352

	Machinery — 1.9%
96,821	Illinois Tool Works, Inc.	15,167,978

	Media — 1.9%
150,957	Walt Disney (The) Co.	15,162,121

	Pharmaceuticals — 8.1%
195,279	Eli Lilly and Co.	15,108,736
113,287	Johnson & Johnson	14,517,729
451,932	Pfizer, Inc.	16,039,067
217,886	Zoetis, Inc.	18,195,660
		63,861,192

	Real Estate Management & Development — 2.2%
363,871	CBRE Group, Inc., Class A (a)	17,181,989

	Semiconductors & Semiconductor Equipment — 1.9%
142,895	Texas Instruments, Inc.	14,845,362

	Software — 4.1%
185,491	Microsoft Corp.	16,929,764
330,060	Oracle Corp.	15,100,245
		32,030,009

See Notes to Portfolio of Investments

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 1.9%
82,918	Home Depot (The), Inc.	$14,779,304

	Technology Hardware, Storage & Peripherals — 2.0%
93,548	Apple, Inc.	15,695,483

	Tobacco — 1.9%
234,733	Altria Group, Inc.	14,628,561

	Total Investments — 99.9%	783,647,031
	(Cost $748,154,804) (b)
	Net Other Assets and Liabilities — 0.1%	427,381
	Net Assets — 100.0%	$784,074,412

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $59,945,619 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $24,453,392. The net unrealized appreciation was $35,492,227.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$783,647,031	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Aerospace & Defense — 2.1%
63,160	Boeing (The) Co.	$20,708,901
60,413	Lockheed Martin Corp.	20,415,365
471,585	Maxar Technologies Ltd.	21,810,806
164,073	United Technologies Corp.	20,643,665
		83,578,737

	Air Freight & Logistics — 1.0%
223,998	C.H. Robinson Worldwide, Inc.	20,990,853
200,367	United Parcel Service, Inc., Class B	20,970,410
		41,961,263

	Automobiles — 0.5%
163,208	Toyota Motor Corp., ADR	21,277,427

	Banks — 6.7%
250,458	Bank of Hawaii Corp.	20,813,060
275,134	Bank of Montreal	20,791,876
337,306	Bank of Nova Scotia (The)	20,811,780
397,895	BB&T Corp.	20,706,456
233,515	Canadian Imperial Bank of Commerce	20,614,704
188,361	JPMorgan Chase & Co.	20,714,059
201,201	Park National Corp.	20,876,616
1,111,722	People’s United Financial, Inc.	20,744,733
135,795	PNC Financial Services Group (The), Inc.	20,537,636
267,587	Royal Bank of Canada	20,681,799
363,954	Toronto-Dominion (The) Bank	20,690,785
405,109	U.S. Bancorp	20,458,004
397,361	Wells Fargo & Co.	20,825,690
		269,267,198

	Beverages — 2.1%
192,837	Anheuser-Busch InBev S.A/N.V., ADR	21,200,500
486,720	Coca-Cola (The) Co.	21,138,249
154,312	Diageo PLC, ADR	20,896,931
194,533	PepsiCo, Inc.	21,233,277
		84,468,957

	Biotechnology — 0.5%
118,604	Amgen, Inc.	20,219,610

	Capital Markets — 2.1%
38,427	BlackRock, Inc.	20,816,675
591,799	Franklin Resources, Inc.	20,523,589
191,786	T. Rowe Price Group, Inc.	20,707,134
529,378	Thomson Reuters Corp.	20,460,460
		82,507,858

	Chemicals — 2.1%
129,105	Air Products and Chemicals, Inc.	20,531,568
322,240	DowDuPont, Inc.	20,529,911

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
152,993	International Flavors & Fragrances, Inc.	$20,946,272
142,208	Praxair, Inc.	20,520,614
		82,528,365

	Commercial Services & Supplies — 1.6%
623,965	ABM Industries, Inc.	20,890,348
311,889	Republic Services, Inc.	20,656,409
246,975	Waste Management, Inc.	20,775,537
		62,322,294

	Communications Equipment — 0.5%
471,585	Cisco Systems, Inc.	20,226,281

	Consumer Finance — 0.5%
289,428	Discover Financial Services	20,818,556

	Containers & Packaging — 1.0%
478,868	Bemis Co., Inc.	20,840,335
437,342	Sonoco Products Co.	21,211,087
		42,051,422

	Distributors — 0.5%
234,489	Genuine Parts Co.	21,066,492

	Diversified Telecommunication Services — 1.6%
598,965	AT&T, Inc.	21,353,102
602,787	TELUS Corp.	21,193,991
441,430	Verizon Communications, Inc.	21,109,183
		63,656,276

	Electric Utilities — 11.1%
292,897	ALLETE, Inc.	21,161,808
521,538	Alliant Energy Corp.	21,310,043
308,692	American Electric Power Co., Inc.	21,173,184
417,483	Avangrid, Inc.	21,341,731
273,683	Duke Energy Corp.	21,202,222
335,076	Edison International	21,330,938
417,649	El Paso Electric Co.	21,300,099
361,169	Eversource Energy	21,280,078
621,169	Fortis, Inc.	20,976,877
614,555	Hawaiian Electric Industries, Inc.	21,128,401
242,508	IDACORP, Inc.	21,406,181
373,707	MGE Energy, Inc.	20,964,963
128,712	NextEra Energy, Inc.	21,022,531
653,194	OGE Energy Corp.	21,405,167
483,211	Otter Tail Corp.	20,947,197
265,841	Pinnacle West Capital Corp.	21,214,112
521,538	Portland General Electric Co.	21,127,504
756,944	PPL Corp.	21,413,946
474,170	Southern (The) Co.	21,176,432
409,583	Westar Energy, Inc.	21,539,970

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
470,732	Xcel Energy, Inc.	$21,408,891
		445,832,275

	Electrical Equipment — 2.1%
885,304	ABB Ltd., ADR	21,017,117
256,204	Eaton Corp. PLC	20,473,262
298,922	Emerson Electric Co.	20,416,372
173,426	Hubbell, Inc.	21,119,818
		83,026,569

	Energy Equipment & Services — 0.5%
322,340	Schlumberger Ltd.	20,881,185

	Equity Real Estate Investment Trusts — 4.2%
143,089	American Tower Corp.	20,796,555
130,820	AvalonBay Communities, Inc.	21,514,657
352,290	Equity Residential	21,708,110
183,472	Federal Realty Investment Trust	21,302,934
236,517	Mid-America Apartment Communities, Inc.	21,579,811
105,682	Public Storage	21,177,616
415,977	Realty Income Corp.	21,518,490
135,521	Simon Property Group, Inc.	20,917,667
		170,515,840

	Food & Staples Retailing — 1.5%
346,532	Sysco Corp.	20,778,059
307,960	Walgreens Boots Alliance, Inc.	20,162,141
237,465	Walmart, Inc.	21,127,261
		62,067,461

	Food Products — 5.8%
485,129	Archer-Daniels-Midland Co.	21,040,045
489,240	Campbell Soup Co.	21,188,984
571,454	Conagra Brands, Inc.	21,075,223
458,678	General Mills, Inc.	20,668,031
211,979	Hershey (The) Co.	20,977,442
621,912	Hormel Foods Corp.	21,344,020
170,731	J.M. Smucker (The) Co.	21,172,351
324,000	Kellogg Co.	21,063,240
337,034	Kraft Heinz (The) Co.	20,993,848
173,905	Lancaster Colony Corp.	21,414,662
502,736	Mondelez International, Inc., Class A	20,979,173
		231,917,019

	Gas Utilities — 4.2%
254,353	Atmos Energy Corp.	21,426,697
535,517	New Jersey Resources Corp.	21,474,232
369,388	Northwest Natural Gas Co.	21,295,218
320,255	ONE Gas, Inc.	21,143,235
762,500	South Jersey Industries, Inc.	21,472,000
298,321	Spire, Inc.	21,568,608

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities (Continued)
480,528	UGI Corp.	$21,345,054
249,708	WGL Holdings, Inc.	20,888,074
		170,613,118

	Health Care Equipment & Supplies — 0.5%
264,823	Medtronic PLC	21,244,101

	Health Care Providers & Services — 1.6%
334,590	Cardinal Health, Inc.	20,972,101
337,306	CVS Health Corp.	20,983,806
206,912	Quest Diagnostics, Inc.	20,753,274
		62,709,181

	Hotels, Restaurants & Leisure — 1.6%
133,586	Cracker Barrel Old Country Store, Inc.	21,266,891
131,499	McDonald’s Corp.	20,563,814
359,483	Starbucks Corp.	20,810,471
		62,641,176

	Household Durables — 0.5%
474,603	Leggett & Platt, Inc.	21,053,389

	Household Products — 2.2%
167,267	Clorox (The) Co.	22,264,910
304,708	Colgate-Palmolive Co.	21,841,470
196,837	Kimberly-Clark Corp.	21,677,659
271,930	Procter & Gamble (The) Co.	21,558,610
		87,342,649

	Industrial Conglomerates — 1.6%
94,342	3M Co.	20,709,956
1,611,954	General Electric Co.	21,729,140
141,405	Honeywell International, Inc.	20,434,436
		62,873,532

	Insurance — 7.3%
471,266	Aflac, Inc.	20,622,600
304,530	Arthur J. Gallagher & Co.	20,930,347
484,902	Aspen Insurance Holdings Ltd.	21,747,855
228,734	Assurant, Inc.	20,908,575
366,587	Axis Capital Holdings Ltd.	21,104,413
151,642	Chubb Ltd.	20,740,076
284,087	Cincinnati Financial Corp.	21,096,301
415,064	CNA Financial Corp.	20,483,408
179,741	Erie Indemnity Co., Class A	21,144,731
82,307	Everest Re Group Ltd.	21,138,084
509,392	FNF Group	20,385,868
461,839	Mercury General Corp.	21,184,555
150,327	Travelers (The) Cos., Inc.	20,874,407
307,824	Validus Holdings Ltd.	20,762,729
		293,123,949

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services — 2.1%
182,169	Automatic Data Processing, Inc.	$20,672,538
1,156,266	Infosys Ltd., ADR	20,639,348
135,478	International Business Machines Corp.	20,786,390
339,400	Paychex, Inc.	20,903,646
		83,001,922

	Machinery — 1.5%
139,273	Caterpillar, Inc.	20,526,055
129,281	Cummins, Inc.	20,955,157
139,590	Snap-on, Inc.	20,595,109
		62,076,321

	Media — 2.1%
619,501	Comcast Corp., Class A	21,168,349
289,550	Omnicom Group, Inc.	21,041,599
1,096,470	Shaw Communications, Inc., Class B	21,118,012
264,116	WPP PLC, ADR	21,010,428
		84,338,388

	Multiline Retail — 0.5%
295,648	Target Corp.	20,526,841

	Multi-Utilities — 6.3%
378,817	Ameren Corp.	21,452,407
401,045	Avista Corp.	20,553,556
392,854	Black Hills Corp.	21,331,972
474,170	CMS Energy Corp.	21,475,159
271,894	Consolidated Edison, Inc.	21,191,418
305,111	Dominion Energy, Inc.	20,573,635
203,467	DTE Energy Co.	21,241,955
753,375	MDU Resources Group, Inc.	21,215,040
429,034	Public Service Enterprise Group, Inc.	21,554,668
188,925	Sempra Energy	21,012,238
328,143	Vectren Corp.	20,974,901
339,788	WEC Energy Group, Inc.	21,304,708
		253,881,657

	Oil, Gas & Consumable Fuels — 2.6%
180,130	Chevron Corp.	20,542,025
280,785	Exxon Mobil Corp.	20,949,369
216,439	Phillips 66	20,760,829
315,777	Royal Dutch Shell PLC, Class B, ADR	20,692,867
360,731	TOTAL S.A., ADR	20,810,571
		103,755,661

	Personal Products — 0.5%
391,744	Unilever PLC, ADR	21,765,297

	Pharmaceuticals — 4.2%
327,731	Bristol-Myers Squibb Co.	20,728,986

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
272,749	Eli Lilly and Co.	$21,102,590
555,119	GlaxoSmithKline PLC, ADR	21,688,499
163,106	Johnson & Johnson	20,902,034
384,495	Merck & Co., Inc.	20,943,443
260,769	Novartis AG, ADR	21,083,174
592,981	Pfizer, Inc.	21,044,896
519,582	Sanofi, ADR	20,824,846
		168,318,468

	Professional Services — 1.0%
648,708	Nielsen Holdings PLC	20,622,427
365,298	Robert Half International, Inc.	21,147,101
		41,769,528

	Road & Rail — 1.1%
289,388	Canadian National Railway Co.	21,162,944
156,225	Union Pacific Corp.	21,001,327
		42,164,271

	Semiconductors & Semiconductor Equipment — 2.5%
223,157	Analog Devices, Inc.	20,336,297
395,925	Intel Corp.	20,619,774
370,177	QUALCOMM, Inc.	20,511,508
469,348	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	20,538,669
194,917	Texas Instruments, Inc.	20,249,927
		102,256,175

	Software — 0.5%
608,435	CA, Inc.	20,625,946

	Specialty Retail — 1.6%
117,803	Home Depot (The), Inc.	20,997,206
212,477	Tiffany & Co.	20,750,504
402,676	Williams-Sonoma, Inc.	21,245,186
		62,992,896

	Technology Hardware, Storage & Peripherals — 0.5%
571,140	Canon, Inc., ADR	20,818,053

	Textiles, Apparel & Luxury Goods — 0.5%
278,415	VF Corp.	20,636,120

	Thrifts & Mortgage Finance — 1.0%
1,664,911	Capitol Federal Financial, Inc.	20,561,651
1,253,203	Northwest Bancshares, Inc.	20,753,041
		41,314,692

	Tobacco — 1.6%
348,626	Altria Group, Inc.	21,726,372
372,969	British American Tobacco PLC, ADR	21,516,582

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco (Continued)
215,652	Philip Morris International, Inc.	$21,435,809
		64,678,763

	Trading Companies & Distributors — 1.6%
378,265	Fastenal Co.	20,649,486
227,157	MSC Industrial Direct Co., Inc., Class A	20,832,569
116,874	Watsco, Inc.	21,150,688
		62,632,743

	Water Utilities — 0.5%
629,257	Aqua America, Inc.	21,432,493

	Total Investments — 99.7%	4,010,778,415
	(Cost $3,904,277,385) (a)
	Net Other Assets and Liabilities — 0.3%	10,425,241
	Net Assets — 100.0%	$4,021,203,656

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $229,694,971 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $123,193,941. The net unrealized appreciation was $106,501,030.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$4,010,778,415	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.1%
	Aerospace & Defense — 1.0%
6,647	Spirit AeroSystems Holdings, Inc., Class A	$556,354

	Air Freight & Logistics — 2.2%
2,160	FedEx Corp.	518,638
6,567	XPO Logistics, Inc. (a)	668,586
		1,187,224

	Airlines — 1.1%
10,742	SkyWest, Inc.	584,365

	Auto Components — 7.1%
4,455	Cooper-Standard Holdings, Inc. (a)	547,118
5,385	LCI Industries	560,848
3,177	Lear Corp.	591,208
9,876	Magna International, Inc.	556,513
24,102	Modine Manufacturing Co. (a)	509,757
10,094	Tenneco, Inc.	553,858
20,040	Tower International, Inc.	556,110
		3,875,412

	Automobiles — 3.0%
14,781	General Motors Co.	537,141
4,787	Thor Industries, Inc.	551,319
15,155	Winnebago Industries, Inc.	569,828
		1,658,288

	Banks — 2.0%
12,688	Citizens Financial Group, Inc.	532,642
9,583	Toronto-Dominion (The) Bank	544,794
		1,077,436

	Building Products — 2.9%
9,207	Fortune Brands Home & Security, Inc.	542,200
6,016	Owens Corning	483,686
16,721	Universal Forest Products, Inc.	542,597
		1,568,483

	Capital Markets — 2.1%
3,796	Ameriprise Financial, Inc.	561,580
6,534	Raymond James Financial, Inc.	584,205
		1,145,785

	Chemicals — 9.2%
5,488	Celanese Corp., Series A	549,953
12,033	Chemours (The) Co.	586,127
18,201	Huntsman Corp.	532,379
7,755	Innospec, Inc.	531,993
5,206	LyondellBasell Industries N.V., Class A	550,170
9,043	Methanex Corp.	548,458
6,559	Stepan Co.	545,578
7,643	Trinseo S.A.	565,964

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
5,634	Westlake Chemical Corp.	$626,219
		5,036,841

	Commercial Services & Supplies — 2.0%
45,141	ACCO Brands Corp.	566,520
10,051	KAR Auction Services, Inc.	544,764
		1,111,284

	Communications Equipment — 0.9%
44,955	Extreme Networks, Inc. (a)	497,652

	Construction & Engineering — 1.0%
7,078	EMCOR Group, Inc.	551,589

	Construction Materials — 2.0%
5,182	Eagle Materials, Inc.	534,005
17,885	Summit Materials, Inc., Class A (a)	541,558
		1,075,563

	Containers & Packaging — 3.0%
10,132	Berry Global Group, Inc. (a)	555,335
10,390	International Paper Co.	555,138
4,649	Packaging Corp. of America	523,942
		1,634,415

	Electronic Equipment, Instruments & Components — 9.2%
6,846	Arrow Electronics, Inc. (a)	527,279
8,467	CDW Corp.	595,315
2,823	Coherent, Inc. (a)	529,030
20,004	CTS Corp.	544,109
15,730	Insight Enterprises, Inc. (a)	549,449
13,678	Methode Electronics, Inc.	534,810
5,879	TE Connectivity Ltd.	587,312
25,500	Vishay Intertechnology, Inc.	474,300
5,019	Zebra Technologies Corp., Class A (a)	698,594
		5,040,198

	Food & Staples Retailing — 2.0%
18,116	Performance Food Group Co. (a)	540,763
8,109	Walgreens Boots Alliance, Inc.	530,896
		1,071,659

	Food Products — 2.1%
10,087	Pinnacle Foods, Inc.	545,707
7,916	Tyson Foods, Inc., Class A	579,372
		1,125,079

	Gas Utilities — 1.0%
14,101	New Jersey Resources Corp.	565,450

	Health Care Equipment & Supplies — 1.2%
7,260	Hill-Rom Holdings, Inc.	631,620

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 1.0%
5,584	HCA Healthcare, Inc.	$541,648

	Hotels, Restaurants & Leisure — 2.0%
10,433	Norwegian Cruise Line Holdings Ltd. (a)	552,636
12,294	Scientific Games Corp. (a)	511,431
		1,064,067

	Household Durables — 4.1%
13,344	D.R. Horton, Inc.	585,001
20,449	PulteGroup, Inc.	603,041
11,241	Sony Corp., ADR	543,390
11,260	Toll Brothers, Inc.	486,995
		2,218,427

	Insurance — 1.0%
3,751	Aon PLC	526,378

	Leisure Products — 1.0%
6,431	Hasbro, Inc.	542,133

	Life Sciences Tools & Services — 2.0%
5,029	Charles River Laboratories International, Inc. (a)	536,795
5,462	IQVIA Holdings, Inc. (a)	535,877
		1,072,672

	Machinery — 3.8%
5,675	Kadant, Inc.	536,287
23,385	Meritor, Inc. (a)	480,796
6,954	Oshkosh Corp.	537,336
3,481	Stanley Black & Decker, Inc.	533,289
		2,087,708

	Media — 2.0%
18,421	Marcus (The) Corp.	559,077
8,144	Nexstar Media Group, Inc., Class A	541,576
		1,100,653

	Metals & Mining — 1.0%
12,566	Steel Dynamics, Inc.	555,668

	Multi-Utilities — 2.0%
5,358	DTE Energy Co.	559,375
8,947	WEC Energy Group, Inc.	560,977
		1,120,352

	Oil, Gas & Consumable Fuels — 0.9%
4,107	Diamondback Energy, Inc. (a)	519,618

	Paper & Forest Products — 1.1%
21,035	Louisiana-Pacific Corp.	605,177

	Professional Services — 3.4%
14,514	Korn/Ferry International	748,777

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
4,949	ManpowerGroup, Inc.	$569,630
11,733	TriNet Group, Inc. (a)	543,473
		1,861,880

	Semiconductors & Semiconductor Equipment — 11.6%
7,721	Advanced Energy Industries, Inc. (a)	493,372
6,121	Analog Devices, Inc.	557,807
10,296	Applied Materials, Inc.	572,561
14,551	Entegris, Inc.	506,375
10,425	Intel Corp.	542,934
21,239	Kulicke & Soffa Industries, Inc. (a)	531,187
2,828	Lam Research Corp.	574,536
7,102	Microchip Technology, Inc.	648,839
13,422	Micron Technology, Inc. (a)	699,823
25,579	ON Semiconductor Corp. (a)	625,662
5,663	Skyworks Solutions, Inc.	567,772
		6,320,868

	Specialty Retail — 3.0%
4,139	Burlington Stores, Inc. (a)	551,108
4,191	Children’s Place (The), Inc.	566,832
5,392	Lithia Motors, Inc., Class A	542,004
		1,659,944

	Technology Hardware, Storage & Peripherals — 2.1%
3,167	Apple, Inc.	531,359
6,970	Western Digital Corp.	643,122
		1,174,481

	Trading Companies & Distributors — 2.1%
3,499	United Rentals, Inc. (a)	604,382
19,723	Univar, Inc. (a)	547,313
		1,151,695

	Wireless Telecommunication Services — 1.0%
110,576	Sprint Corp. (a)	539,611

	Total Investments — 100.1%	54,657,677
	(Cost $55,110,788) (b)
	Net Other Assets and Liabilities — (0.1)%	(41,431)
	Net Assets — 100.0%	$54,616,246

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $843,380 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,296,491. The net unrealized depreciation was $453,111.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$54,657,677	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

March 31, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty exchange-traded funds. This report covers the eight funds listed below:

First Trust Dow Jones Select MicroCap Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDM”)

First Trust Morningstar Dividend Leaders Index Fund – (NYSE Arca ticker “FDL”)

First Trust US Equity Opportunities ETF – (NYSE Arca ticker “FPX”)

First Trust NYSE Arca Biotechnology Index Fund – (NYSE Arca ticker “FBT”)

First Trust Dow Jones Internet Index Fund – (NYSE Arca ticker “FDN”)

First Trust Capital Strength ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FTCS”)

First Trust Value Line® Dividend Index Fund – (NYSE Arca ticker “FVD”)

First Trust Value Line® 100 Exchange-Traded Fund – (NYSE Arca ticker “FVL”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2018 (Unaudited)

has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2018 (Unaudited)

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2018, only FDM, FPX, FBT and FDN had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2018 through March 31, 2018) were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2018 (Unaudited)

Licensing Information

The “Dow Jones Internet Composite IndexSM” and “Dow Jones Select MicroCap IndexSM” are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by First Trust. Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing marks have been licensed to SPDJI and have been sublicensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones or their respective affiliates. SPDJI, Dow Jones and their respective affiliates make no representation or warranty, express or implied, to the owners of the First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund or any member of the public regarding the advisability of investing in securities generally or in the First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund particularly.

SPDJI, DOW JONES AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INTERNET COMPOSITE INDEX AND DOW JONES SELECT MICROCAP INDEX OR ANY DATA INCLUDED THEREIN AND SPDJI, DOW JONES AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

MORNINGSTAR, INC. (“MORNINGSTAR”), DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OR USERS OF THE FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITIES OF SUCH DAMAGES.

The First Trust US Equity Opportunities ETF is not sponsored, endorsed, sold or promoted by IPOX®. IPOX® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX®’s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX® and of the U.S. IPOX® 100 Index, which is determined, composed and calculated by IPOX® without regard to First Trust or the Fund. IPOX® IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX® SCHUSTER LLC AND IPOX® SCHUSTER AND IPOX®-100 ARE TRADEMARKS AND SERVICE MARKS OF IPOX® SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX® SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX® INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197). IPOX® is a registered international trademark of IPOX® Schuster LLC (www.ipoxschuster.com).

Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “NYSE®” is a service/trade mark of ICE Data Indices, LLC or its affiliates and has been licensed, along with the NYSE Arca Biotechnology IndexSM (“Index”) for use by First Trust Advisors L.P. in connection with the First Trust NYSE Arca Biotechnology Index Fund (the “Product”). Neither First Trust Advisors L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to First Trust Advisors L.P. is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to First Trust Advisors L.P. or the Fund or its holders.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM.

The First Trust Capital Strength ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of The Capital Strength IndexTM to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Fund is in the licensing of The Capital Strength IndexTM, and certain trade names of the Corporations and the use of The Capital Strength IndexTM, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Fund.

Additional Information (Continued)

First Trust Exchange-Traded Fund

March 31, 2018 (Unaudited)

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE CAPITAL STRENGTH INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CAPITAL STRENGTH INDEXSM OR ANY DATA INCLUDED THEREIN.

VALUE LINE PUBLISHING LLC’S (“VLP”) ONLY RELATIONSHIP TO FIRST TRUST IS VLP’S LICENSING TO FIRST TRUST OF CERTAIN VLP TRADEMARKS AND TRADE NAMES AND THE VALUE LINE® EQUITY ALLOCATION INDEX, THE VALUE LINE® DIVIDEND INDEX AND VALUE LINE® 100 INDEX (THE “INDEXES”), WHICH ARE COMPOSED BY VLP WITHOUT REGARD TO FIRST TRUST, THE FIRST TRUST VALUE LINE® DIVIDEND INDEX FUND AND THE FIRST TRUST VALUE LINE® 100 EXCHANGE-TRADED FUND (THE “PRODUCTS”) OR ANY INVESTOR. VLP HAS NO OBLIGATION TO TAKE THE NEEDS OF FIRST TRUST OR ANY INVESTOR IN THE PRODUCTS INTO CONSIDERATION IN COMPOSING THE INDEXES.

VALUE LINE, THE VALUE LINE INVESTMENT SURVEY, TIMELINESS AND SAFETY ARE TRADEMARKS OR REGISTERED TRADEMARKS OF VALUE LINE, INC. THAT ARE LICENSED TO FIRST TRUST. THE PRODUCTS ARE NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING LLC, VALUE LINE, INC. OR ANY OF THEIR AFFILIATES. FIRST TRUST IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Airlines — 1.0%
99,840	American Airlines Group, Inc.	$5,187,686

	Automobiles — 0.9%
17,285	Tesla, Inc. (a) (b)	4,600,057

	Beverages — 1.0%
94,892	Monster Beverage Corp. (b)	5,428,771

	Biotechnology — 10.1%
43,516	Alexion Pharmaceuticals, Inc. (b)	4,850,293
29,504	Amgen, Inc.	5,029,842
19,144	Biogen, Inc. (b)	5,242,010
66,531	BioMarin Pharmaceutical, Inc. (b)	5,393,668
61,795	Celgene Corp. (b)	5,512,732
69,765	Gilead Sciences, Inc.	5,259,583
62,577	Incyte Corp. (b)	5,214,542
16,156	Regeneron Pharmaceuticals, Inc. (b)	5,563,480
41,617	Shire PLC, ADR	6,217,164
31,847	Vertex Pharmaceuticals, Inc. (b)	5,190,424
		53,473,738

	Commercial Services & Supplies — 1.1%
32,244	Cintas Corp.	5,500,182

	Communications Equipment — 1.0%
123,723	Cisco Systems, Inc.	5,306,479

	Food & Staples Retailing — 2.1%
30,143	Costco Wholesale Corp.	5,679,845
82,246	Walgreens Boots Alliance, Inc.	5,384,646
		11,064,491

	Food Products — 2.0%
85,070	Kraft Heinz (The) Co.	5,299,010
128,935	Mondelez International, Inc., Class A	5,380,458
		10,679,468

	Health Care Equipment & Supplies — 4.9%
20,691	Align Technology, Inc. (b)	5,196,131
98,548	DENTSPLY SIRONA, Inc.	4,957,950
143,824	Hologic, Inc. (b)	5,373,265
27,205	IDEXX Laboratories, Inc. (b)	5,206,765
12,814	Intuitive Surgical, Inc. (b)	5,290,003
		26,024,114

	Health Care Providers & Services — 2.0%
73,063	Express Scripts Holding Co. (b)	5,047,192
81,386	Henry Schein, Inc. (b)	5,469,953
		10,517,145

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology — 1.0%
91,731	Cerner Corp. (b)	$5,320,398

	Hotels, Restaurants & Leisure — 3.1%
39,411	Marriott International, Inc., Class A	5,359,108
94,405	Starbucks Corp.	5,465,106
30,240	Wynn Resorts Ltd.	5,514,566
		16,338,780

	Internet & Direct Marketing Retail — 6.9%
3,551	Amazon.com, Inc. (b)	5,139,504
2,560	Booking Holdings, Inc. (b)	5,325,799
112,349	Ctrip.com International Ltd., ADR (b)	5,237,711
49,457	Expedia Group, Inc.	5,460,547
124,231	JD.com, Inc., ADR (b)	5,030,113
204,471	Liberty Interactive Corp. QVC Group, Class A (b)	5,146,535
17,463	Netflix, Inc. (b)	5,157,697
		36,497,906

	Internet Software & Services — 5.7%
2,458	Alphabet, Inc., Class A (b)	2,549,290
2,455	Alphabet, Inc., Class C (b)	2,533,044
21,423	Baidu, Inc., ADR (b)	4,781,399
131,249	eBay, Inc. (b)	5,281,460
30,229	Facebook, Inc., Class A (b)	4,830,292
14,875	MercadoLibre, Inc.	5,301,301
17,063	NetEase, Inc., ADR	4,784,295
		30,061,081

	IT Services — 5.0%
47,521	Automatic Data Processing, Inc.	5,392,683
66,162	Cognizant Technology Solutions Corp., Class A	5,326,041
75,329	Fiserv, Inc. (b)	5,371,711
84,242	Paychex, Inc.	5,188,465
68,346	PayPal Holdings, Inc. (b)	5,185,411
		26,464,311

	Leisure Products — 1.0%
63,666	Hasbro, Inc.	5,367,044

	Life Sciences Tools & Services — 1.0%
21,928	Illumina, Inc. (b)	5,184,218

	Machinery — 1.0%
82,457	PACCAR, Inc.	5,456,180

	Media — 6.0%
16,327	Charter Communications, Inc., Class A (b)	5,081,289
154,793	Comcast Corp., Class A	5,289,277

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
136,092	DISH Network Corp., Class A (b)	$5,156,526
84,383	Liberty Global PLC, Class A (b)	2,642,032
87,417	Liberty Global PLC, Class C (b)	2,660,099
867,071	Sirius XM Holdings, Inc. (a)	5,410,523
74,813	Twenty-First Century Fox, Inc., Class A	2,744,889
75,729	Twenty-First Century Fox, Inc., Class B	2,754,263
		31,738,898

	Multiline Retail — 1.1%
58,403	Dollar Tree, Inc. (b)	5,542,445

	Pharmaceuticals — 1.0%
133,059	Mylan N.V. (b)	5,478,039

	Professional Services — 1.1%
53,194	Verisk Analytics, Inc. (b)	5,532,176

	Road & Rail — 2.1%
97,990	CSX Corp.	5,459,023
46,369	J.B. Hunt Transport Services, Inc.	5,432,128
		10,891,151

	Semiconductors & Semiconductor Equipment — 14.8%
59,195	Analog Devices, Inc.	5,394,440
93,846	Applied Materials, Inc.	5,218,776
26,100	ASML Holding N.V.	5,182,416
21,648	Broadcom Ltd.	5,101,351
108,563	Intel Corp.	5,653,961
46,138	KLA-Tencor Corp.	5,029,503
25,107	Lam Research Corp.	5,100,738
88,768	Maxim Integrated Products, Inc.	5,345,609
56,913	Microchip Technology, Inc.	5,199,572
93,210	Micron Technology, Inc. (b)	4,859,969
22,337	NVIDIA Corp.	5,173,026
91,695	QUALCOMM, Inc.	5,080,820
50,294	Skyworks Solutions, Inc.	5,042,477
50,768	Texas Instruments, Inc.	5,274,288
73,459	Xilinx, Inc.	5,306,678
		77,963,624

	Software — 14.0%
77,764	Activision Blizzard, Inc.	5,245,959
24,732	Adobe Systems, Inc. (b)	5,344,091
41,010	Autodesk, Inc. (b)	5,150,036
155,772	CA, Inc.	5,280,671
144,285	Cadence Design Systems, Inc. (b)	5,305,359
53,797	Check Point Software Technologies Ltd. (b)	5,344,194
58,299	Citrix Systems, Inc. (b)	5,410,147
43,448	Electronic Arts, Inc. (b)	5,267,635

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
31,311	Intuit, Inc.	$5,427,762
59,253	Microsoft Corp.	5,408,021
201,447	Symantec Corp.	5,207,405
63,523	Synopsys, Inc. (b)	5,287,655
52,379	Take-Two Interactive Software, Inc. (b)	5,121,619
41,354	Workday, Inc., Class A (b)	5,256,507
		74,057,061

	Specialty Retail — 3.1%
22,106	O’Reilly Automotive, Inc. (b)	5,468,582
72,807	Ross Stores, Inc.	5,677,490
25,252	Ulta Beauty, Inc. (b)	5,158,226
		16,304,298

	Technology Hardware, Storage & Peripherals — 3.0%
31,249	Apple, Inc.	5,242,957
92,741	Seagate Technology PLC	5,427,204
52,800	Western Digital Corp.	4,871,856
		15,542,017

	Trading Companies & Distributors — 1.0%
95,902	Fastenal Co.	5,235,290

	Wireless Telecommunication Services — 2.0%
86,339	T-Mobile US, Inc. (b)	5,270,133
195,698	Vodafone Group PLC, ADR	5,444,318
		10,714,451

	Total Common Stocks — 100.0%	527,471,499
	(Cost $455,953,181)

	Money Market Funds — 0.7%
3,515,294	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (c) (d)	3,515,294
	(Cost $3,515,294)

Principal Value	Description	Value

	Repurchase Agreements — 1.0%
$100,231	BNP Paribas S.A., 1.73% (c), dated 03/29/18, due 04/02/18, with a maturity value of $100,250. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $103,240. (d)	100,231

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$5,280,153	JPMorgan Chase & Co., 1.72% (c), dated 03/29/18, due 04/02/18, with a maturity value of $5,281,162. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 06/30/21 to 03/31/22. The value of the collateral including accrued interest is $5,417,536. (d)	$5,280,153

	Total Repurchase Agreements — 1.0%	5,380,384
	(Cost $5,380,384)

	Total Investments — 101.7%	536,367,177
	(Cost $464,848,859) (e)
	Net Other Assets and Liabilities — (1.7)%	(8,778,301)
	Net Assets — 100.0%	$527,588,876

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $8,767,310 and the total value of the collateral held by the Fund is $8,895,678.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $94,957,114 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $23,438,796. The net unrealized appreciation was $71,518,318.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$527,471,499	$—	$—
Money Market Funds	3,515,294	—	—
Repurchase Agreements	—	5,380,384	—
Total Investments	$530,986,793	$5,380,384	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Communications Equipment — 2.8%
1,599,430	Cisco Systems, Inc.	$68,599,553

	Health Care Technology — 2.8%
1,186,548	Cerner Corp. (a)	68,819,784

	Internet Software & Services — 10.4%
31,760	Alphabet, Inc., Class A (a)	32,939,566
31,748	Alphabet, Inc., Class C (a)	32,757,269
277,248	Baidu, Inc., ADR (a)	61,878,981
390,971	Facebook, Inc., Class A (a)	62,473,256
220,571	NetEase, Inc., ADR	61,845,903
		251,894,975

	IT Services — 2.8%
855,394	Cognizant Technology Solutions Corp., Class A	68,859,217

	Semiconductors & Semiconductor Equipment — 41.6%
765,910	Analog Devices, Inc.	69,797,378
1,214,928	Applied Materials, Inc.	67,562,146
337,527	ASML Holding N.V.	67,019,361
281,063	Broadcom Ltd.	66,232,496
1,404,446	Intel Corp.	73,143,548
596,955	KLA-Tencor Corp.	65,074,065
324,770	Lam Research Corp.	65,980,273
1,147,464	Maxim Integrated Products, Inc.	69,100,282
735,972	Microchip Technology, Inc.	67,238,402
1,204,580	Micron Technology, Inc. (a)	62,806,801
288,795	NVIDIA Corp.	66,882,034
1,188,011	QUALCOMM, Inc.	65,827,690
651,063	Skyworks Solutions, Inc.	65,275,576
656,577	Texas Instruments, Inc.	68,211,785
951,052	Xilinx, Inc.	68,703,996
		1,008,855,833

	Software — 31.2%
319,059	Adobe Systems, Inc. (a)	68,942,269
530,240	Autodesk, Inc. (a)	66,587,539
2,015,037	CA, Inc.	68,309,754
1,863,041	Cadence Design Systems, Inc. (a)	68,504,018
695,518	Check Point Software Technologies Ltd. (a)	69,092,758
754,373	Citrix Systems, Inc. (a)	70,005,814
405,091	Intuit, Inc.	70,222,525
765,909	Microsoft Corp.	69,904,515
2,607,311	Symantec Corp.	67,398,989
821,580	Synopsys, Inc. (a)	68,388,319
534,049	Workday, Inc., Class A (a)	67,882,968
		755,239,468

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 8.3%
404,022	Apple, Inc.	$67,786,811
1,201,172	Seagate Technology PLC	70,292,586
683,263	Western Digital Corp.	63,044,677
		201,124,074

	Total Investments — 99.9%	2,423,392,904
	(Cost $1,954,096,593) (b)
	Net Other Assets and Liabilities — 0.1%	1,223,238
	Net Assets — 100.0%	$2,424,616,142

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $494,329,160 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $25,032,849. The net unrealized appreciation was $469,296,311.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$2,423,392,904	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Airlines — 1.5%
28,275	American Airlines Group, Inc.	$1,469,169

	Automobiles — 1.4%
4,911	Tesla, Inc. (b) (c)	1,306,964

	Beverages — 1.6%
26,960	Monster Beverage Corp. (b)	1,542,382

	Biotechnology — 15.7%
12,375	Alexion Pharmaceuticals, Inc. (b)	1,379,317
8,389	Amgen, Inc.	1,430,157
5,443	Biogen, Inc. (b)	1,490,402
18,900	BioMarin Pharmaceutical, Inc. (b)	1,532,223
17,569	Celgene Corp. (b)	1,567,330
19,845	Gilead Sciences, Inc.	1,496,115
17,697	Incyte Corp. (b)	1,474,691
4,596	Regeneron Pharmaceuticals, Inc. (b)	1,582,679
11,840	Shire PLC, ADR	1,768,778
9,037	Vertex Pharmaceuticals, Inc. (b)	1,472,850
		15,194,542

	Commercial Services & Supplies — 1.6%
9,152	Cintas Corp.	1,561,148

	Food & Staples Retailing — 3.3%
8,565	Costco Wholesale Corp.	1,613,903
23,441	Walgreens Boots Alliance, Inc.	1,534,682
		3,148,585

	Food Products — 3.2%
24,193	Kraft Heinz (The) Co.	1,506,982
36,592	Mondelez International, Inc., Class A	1,526,984
		3,033,966

	Health Care Equipment & Supplies — 7.7%
5,883	Align Technology, Inc. (b)	1,477,398
28,005	DENTSPLY SIRONA, Inc.	1,408,931
40,874	Hologic, Inc. (b)	1,527,053
7,720	IDEXX Laboratories, Inc. (b)	1,477,531
3,642	Intuitive Surgical, Inc. (b)	1,503,527
		7,394,440

	Health Care Providers & Services — 3.1%
20,753	Express Scripts Holding Co. (b)	1,433,617
23,140	Henry Schein, Inc. (b)	1,555,240
		2,988,857

	Hotels, Restaurants & Leisure — 4.8%
11,207	Marriott International, Inc., Class A	1,523,928
26,800	Starbucks Corp.	1,551,452

Shares	Description	Value

	Common Stocks (a) (Continued)
	Hotels, Restaurants & Leisure (Continued)
8,590	Wynn Resorts Ltd.	$1,566,472
		4,641,852

	Internet & Direct Marketing Retail — 10.7%
1,007	Amazon.com, Inc. (b)	1,457,471
727	Booking Holdings, Inc. (b)	1,512,443
31,913	Ctrip.com International Ltd., ADR (b)	1,487,784
14,107	Expedia Group, Inc.	1,557,554
35,271	JD.com, Inc., ADR (b)	1,428,123
58,129	Liberty Interactive Corp. QVC Group, Class A (b)	1,463,107
4,940	Netflix, Inc. (b)	1,459,029
		10,365,511

	Internet Software & Services — 3.1%
37,308	eBay, Inc. (b)	1,501,274
4,174	MercadoLibre, Inc.	1,487,572
		2,988,846

	IT Services — 6.2%
13,499	Automatic Data Processing, Inc.	1,531,866
21,370	Fiserv, Inc. (b)	1,523,895
23,925	Paychex, Inc.	1,473,541
19,340	PayPal Holdings, Inc. (b)	1,467,326
		5,996,628

	Leisure Products — 1.6%
18,090	Hasbro, Inc.	1,524,987

	Life Sciences Tools & Services — 1.5%
6,221	Illumina, Inc. (b)	1,470,769

	Machinery — 1.6%
23,452	PACCAR, Inc.	1,551,819

	Media — 9.3%
4,631	Charter Communications, Inc., Class A (b)	1,441,260
43,885	Comcast Corp., Class A	1,499,551
38,734	DISH Network Corp., Class A (b)	1,467,631
23,959	Liberty Global PLC, Class A (b)	750,156
24,831	Liberty Global PLC, Class C (b)	755,607
245,501	Sirius XM Holdings, Inc. (c)	1,531,926
21,207	Twenty-First Century Fox, Inc., Class A	778,085
21,499	Twenty-First Century Fox, Inc., Class B	781,919
		9,006,135

	Multiline Retail — 1.6%
16,592	Dollar Tree, Inc. (b)	1,574,581

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Pharmaceuticals — 1.6%
37,763	Mylan N.V. (b)	$1,554,703

	Professional Services — 1.6%
15,094	Verisk Analytics, Inc. (b)	1,569,776

	Road & Rail — 3.2%
27,782	CSX Corp.	1,547,735
13,187	J.B. Hunt Transport Services, Inc.	1,544,857
		3,092,592

	Software — 4.6%
22,079	Activision Blizzard, Inc.	1,489,449
12,342	Electronic Arts, Inc. (b)	1,496,344
14,856	Take-Two Interactive Software, Inc. (b)	1,452,620
		4,438,413

	Specialty Retail — 4.8%
6,299	O’Reilly Automotive, Inc. (b)	1,558,247
20,707	Ross Stores, Inc.	1,614,732
7,171	Ulta Beauty, Inc. (b)	1,464,820
		4,637,799

	Trading Companies & Distributors — 1.5%
27,206	Fastenal Co.	1,485,175

	Wireless Telecommunication Services — 3.2%
24,522	T-Mobile US, Inc. (b)	1,496,823
55,626	Vodafone Group PLC, ADR	1,547,515
		3,044,338

	Total Common Stocks — 100.0%	96,583,977
	(Cost $87,891,280)

	Money Market Funds — 1.1%
1,019,758	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (d) (e)	1,019,758
84,110	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.56% (d)	84,110
	Total Money Market Funds — 1.1%	1,103,868
	(Cost $1,103,868)

Principal Value	Description	Value

	Repurchase Agreements — 1.6%
$29,076	BNP Paribas S.A., 1.73% (d), dated 03/29/18, due 04/02/18, with a maturity value of $29,082. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $29,949. (e)	$29,076
1,531,729	JPMorgan Chase & Co., 1.72% (d), dated 03/29/18, due 04/02/18, with a maturity value of $1,532,022. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 06/30/21 to 03/31/22. The value of the collateral including accrued interest is $1,571,583. (e)	1,531,729

	Total Repurchase Agreements — 1.6%	1,560,805
	(Cost $1,560,805)

	Total Investments — 102.7%	99,248,650
	(Cost $90,555,953) (f)
	Net Other Assets and Liabilities — (2.7)%	(2,618,649)
	Net Assets — 100.0%	$96,630,001

(a)	The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $2,539,175 and the total value of the collateral held by the Fund is $2,580,563.
(d)	Rate shown reflects yield as of March 31, 2018.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,980,167 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,287,470. The net unrealized appreciation was $8,692,697.

ADR	-	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$96,583,977	$—	$—
Money Market Funds	1,103,868	—	—
Repurchase Agreements	—	1,560,805	—
Total Investments	$97,687,845	$1,560,805	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 3.9%
55,488	Hexcel Corp.	$3,583,970

	Automobiles — 6.3%
21,764	Tesla, Inc. (a) (b)	5,792,053

	Chemicals — 10.3%
74,346	Albemarle Corp.	6,894,848
52,032	Sociedad Quimica y Minera de Chile S.A., ADR (a)	2,557,373
		9,452,221

	Construction & Engineering — 0.4%
26,210	Ameresco, Inc., Class A (b)	340,730

	Electrical Equipment — 10.7%
26,184	Acuity Brands, Inc.	3,644,551
169,325	Ballard Power Systems, Inc. (a) (b)	601,104
39,939	EnerSys	2,770,568
81,509	Enphase Energy, Inc. (a) (b)	372,496
217,723	Plug Power, Inc. (a) (b)	411,496
102,249	Sunrun, Inc. (a) (b)	913,084
32,410	TPI Composites, Inc. (b)	727,604
109,364	Vivint Solar, Inc. (a) (b)	399,179
		9,840,082

	Electronic Equipment, Instruments & Components — 10.1%
160,444	AVX Corp.	2,655,348
36,904	Itron, Inc. (b)	2,640,481
17,992	Littelfuse, Inc.	3,745,575
35,467	Maxwell Technologies, Inc. (a) (b)	210,319
		9,251,723

	Independent Power and Renewable Electricity Producers — 11.8%
95,503	Atlantica Yield PLC	1,869,949
51,699	NextEra Energy Partners, L.P. (c)	2,067,443
61,673	NRG Yield, Inc., Class C	1,048,441
48,217	Ormat Technologies, Inc.	2,718,474
93,301	Pattern Energy Group, Inc., Class A	1,613,174
141,252	TerraForm Power, Inc., Class A	1,515,634
		10,833,115

	Mortgage Real Estate Investment Trusts — 1.1%
50,839	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	991,361

	Oil, Gas & Consumable Fuels — 0.5%
37,006	Renewable Energy Group, Inc. (b)	473,677

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 44.8%
37,765	Advanced Energy Industries, Inc. (b)	$2,413,184
55,275	Canadian Solar, Inc. (b)	899,324
95,258	Cree, Inc. (b)	3,839,850
6,831	Daqo New Energy Corp., ADR (b)	334,378
88,479	First Solar, Inc. (b)	6,280,239
123,047	Integrated Device Technology, Inc. (b)	3,760,316
27,055	JinkoSolar Holding Co., Ltd., ADR (a) (b)	493,754
99,537	Microsemi Corp. (b)	6,442,035
312,146	ON Semiconductor Corp. (b)	7,635,091
28,431	Power Integrations, Inc.	1,943,259
41,827	SolarEdge Technologies, Inc. (b)	2,200,100
133,345	SunPower Corp. (a) (b)	1,064,093
28,762	Universal Display Corp.	2,904,962
45,892	Veeco Instruments, Inc. (b)	780,164
		40,990,749

	Total Common Stocks — 99.9%	91,549,681
	(Cost $79,738,939)

	Money Market Funds — 4.3%
3,934,093	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (d) (e)	3,934,093
	(Cost $3,934,093)

Principal Value	Description	Value

	Repurchase Agreements — 6.6%
$112,172	BNP Paribas S.A., 1.73% (d), dated 03/29/18, due 04/02/18, with a maturity value of $112,193. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $115,540. (e)	112,172

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$5,909,211	JPMorgan Chase & Co., 1.72% (d), dated 03/29/18, due 04/02/18, with a maturity value of $5,910,341. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 06/30/21 to 03/31/22. The value of the collateral including accrued interest is $6,062,962. (e)	$5,909,211
	Total Repurchase Agreements — 6.6%	6,021,383
	(Cost $6,021,383)

	Total Investments — 110.8%	101,505,157
	(Cost $89,694,415) (f)
	Net Other Assets and Liabilities — (10.8)%	(9,871,462)
	Net Assets — 100.0%	$91,633,695

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $10,049,893 and the total value of the collateral held by the Fund is $9,955,476. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2018, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 28 to March 29, the value of the related securities loaned was above the collateral value received.
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership (“MLP”), which is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of March 31, 2018.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,431,559 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,620,817. The net unrealized appreciation was $11,810,742.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$91,549,681	$—	$—
Money Market Funds	3,934,093	—	—
Repurchase Agreements	—	6,021,383	—
Total Investments	$95,483,774	$6,021,383	$—

 * See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.4%
	Diversified REITs — 6.8%
11,132	Alexander & Baldwin, Inc.	$257,483
6,824	American Assets Trust, Inc.	227,990
7,424	Armada Hoffler Properties, Inc.	101,635
89,782	Colony NorthStar, Inc., Class A	504,575
21,144	Empire State Realty Trust, Inc., Class A	355,008
43,900	Forest City Realty Trust, Inc., Class A	889,414
4,677	Gladstone Commercial Corp.	81,099
11,081	Global Net Lease, Inc.	187,047
19,755	Investors Real Estate Trust	102,528
11,224	iStar, Inc. (a)	114,148
35,639	Lexington Realty Trust	280,479
24,270	Liberty Property Trust	964,247
2,657	One Liberty Properties, Inc.	58,720
3,274	PS Business Parks, Inc.	370,093
10,591	Select Income REIT	206,313
75,031	Spirit Realty Capital, Inc.	582,241
27,203	STORE Capital Corp.	675,178
160,328	VEREIT, Inc.	1,115,883
12,915	Washington Real Estate Investment Trust	352,579
17,596	WP Carey, Inc.	1,090,776
		8,517,436

	Health Care REITs — 11.5%
12,531	CareTrust REIT, Inc.	167,915
2,843	Community Healthcare Trust, Inc.	73,179
3,132	Global Medical REIT, Inc.	21,767
77,261	HCP, Inc.	1,794,773
20,553	Healthcare Realty Trust, Inc.	569,524
33,720	Healthcare Trust of America, Inc., Class A	891,894
6,521	LTC Properties, Inc.	247,798
5,231	MedEquities Realty Trust, Inc.	54,978
60,020	Medical Properties Trust, Inc.	780,260
6,836	National Health Investors, Inc.	459,994
13,515	New Senior Investment Group, Inc.	110,553
32,684	Omega Healthcare Investors, Inc.	883,775
29,496	Physicians Realty Trust	459,253
15,439	Quality Care Properties, Inc. (a)	299,980
29,332	Sabra Health Care REIT, Inc.	517,710
39,109	Senior Housing Properties Trust	612,447
2,079	Universal Health Realty Income Trust	124,948
58,620	Ventas, Inc.	2,903,449
60,952	Welltower, Inc.	3,317,617
		14,291,814

	Hotel & Resort REITs — 7.0%
34,506	Apple Hospitality REIT, Inc.	606,270
5,287	Ashford Hospitality Prime, Inc.	51,390
14,589	Ashford Hospitality Trust, Inc.	94,245
7,547	Chatham Lodging Trust	144,525
9,889	Chesapeake Lodging Trust	275,013

Shares	Description	Value

	Hotel & Resort REITs (Continued)
33,004	DiamondRock Hospitality Co.	$344,562
6,160	Hersha Hospitality Trust	110,264
27,049	Hospitality Properties Trust	685,422
120,817	Host Hotels & Resorts, Inc.	2,252,029
18,634	LaSalle Hotel Properties	540,572
33,110	Park Hotels & Resorts, Inc.	894,632
11,348	Pebblebrook Hotel Trust	389,804
28,759	RLJ Lodging Trust	559,075
8,425	Ryman Hospitality Properties, Inc.	652,516
17,153	Summit Hotel Properties, Inc.	233,452
37,086	Sunstone Hotel Investors, Inc.	564,449
17,565	Xenia Hotels & Resorts, Inc.	346,382
		8,744,602

	Industrial REITs — 8.9%
7,733	Americold Realty Trust	147,546
15,421	DCT Industrial Trust, Inc.	868,819
58,753	Duke Realty Corp.	1,555,779
5,717	EastGroup Properties, Inc.	472,567
19,777	First Industrial Realty Trust, Inc.	578,082
26,442	Gramercy Property Trust	574,585
3,211	Industrial Logistics Properties Trust (a)	65,312
12,787	Monmouth Real Estate Investment Corp.	192,316
87,602	Prologis, Inc.	5,518,050
12,919	Rexford Industrial Realty, Inc.	371,938
15,485	STAG Industrial, Inc.	370,401
9,129	Terreno Realty Corp.	315,042
		11,030,437

	Office REITs — 13.8%
16,663	Alexandria Real Estate Equities, Inc.	2,081,042
25,401	Boston Properties, Inc.	3,129,911
28,825	Brandywine Realty Trust	457,741
5,926	City Office REIT, Inc.	68,505
19,731	Columbia Property Trust, Inc.	403,696
16,670	Corporate Office Properties Trust	430,586
69,121	Cousins Properties, Inc.	599,970
26,233	Douglas Emmett, Inc.	964,325
7,401	Easterly Government Properties, Inc.	150,981
20,478	Equity Commonwealth (a)	628,060
17,647	Franklin Street Properties Corp.	148,411
16,319	Government Properties Income Trust	222,918
16,999	Highwoods Properties, Inc.	744,896
25,561	Hudson Pacific Properties, Inc.	831,499
15,369	JBG SMITH Properties	518,089
16,247	Kilroy Realty Corp.	1,152,887
14,834	Mack-Cali Realty Corp.	247,876
9,094	NorthStar Realty Europe Corp.	118,404
33,584	Paramount Group, Inc.	478,236
22,229	Piedmont Office Realty Trust, Inc., Class A	391,008
14,866	SL Green Realty Corp.	1,439,475
7,866	Tier REIT, Inc.	145,364

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Office REITs (Continued)
28,454	Vornado Realty Trust	$1,914,954
		17,268,834

	Residential REITs — 17.5%
22,464	American Campus Communities, Inc.	867,560
41,436	American Homes 4 Rent, Class A	832,035
25,894	Apartment Investment & Management Co., Class A	1,055,180
22,693	AvalonBay Communities, Inc.	3,732,091
3,986	Bluerock Residential Growth REIT, Inc.	33,881
15,252	Camden Property Trust	1,283,913
2,493	Clipper Realty, Inc.	21,116
12,470	Education Realty Trust, Inc.	408,393
14,578	Equity LifeStyle Properties, Inc.	1,279,511
60,592	Equity Residential	3,733,679
10,868	Essex Property Trust, Inc.	2,615,710
13,982	Independence Realty Trust, Inc.	128,355
46,935	Invitation Homes, Inc.	1,071,526
18,700	Mid-America Apartment Communities, Inc.	1,706,188
3,154	NexPoint Residential Trust, Inc.	78,345
6,350	Preferred Apartment Communities, Inc., Class A	90,107
13,057	Sun Communities, Inc.	1,193,018
44,134	UDR, Inc.	1,572,053
5,230	UMH Properties, Inc.	70,134
		21,772,795

	Retail REITs — 19.4%
13,780	Acadia Realty Trust	338,988
5,100	Agree Realty Corp.	245,004
623	Alexander’s, Inc.	237,506
50,146	Brixmor Property Group, Inc.	764,727
28,413	CBL & Associates Properties, Inc.	118,482
12,968	Cedar Realty Trust, Inc.	51,094
50,383	DDR Corp.	369,307
12,046	Federal Realty Investment Trust	1,398,661
5,425	Getty Realty Corp.	136,819
103,953	GGP, Inc.	2,126,878
70,022	Kimco Realty Corp.	1,008,317
13,756	Kite Realty Group Trust	209,504
17,848	Macerich (The) Co.	999,845
25,329	National Retail Properties, Inc.	994,417
11,582	Pennsylvania Real Estate Investment Trust	111,766
13,062	Ramco-Gershenson Properties Trust	161,446
46,774	Realty Income Corp.	2,419,619
24,455	Regency Centers Corp.	1,442,356
18,502	Retail Opportunity Investments Corp.	326,930
37,377	Retail Properties of America, Inc., Class A	435,816
1,991	Saul Centers, Inc.	101,481
4,248	Seritage Growth Properties, Class A	151,016
51,137	Simon Property Group, Inc.	7,892,996

Shares	Description	Value

	Retail REITs (Continued)
15,559	Tanger Factory Outlet Centers, Inc.	$342,298
10,023	Taubman Centers, Inc.	570,409
17,420	Urban Edge Properties	371,917
4,908	Urstadt Biddle Properties, Inc., Class A	94,724
30,574	Washington Prime Group, Inc.	203,929
19,660	Weingarten Realty Investors	552,053
1,470	Wheeler Real Estate Investment Trust, Inc.	5,263
6,456	Whitestone REIT	67,078
		24,250,646

	Specialized REITs — 14.5%
19,454	CoreCivic, Inc.	379,742
5,636	CoreSite Realty Corp.	565,065
30,000	CubeSmart	846,000
15,821	CyrusOne, Inc.	810,193
33,811	Digital Realty Trust, Inc.	3,563,003
10,641	EPR Properties	589,511
20,744	Extra Space Storage, Inc.	1,812,196
5,323	Farmland Partners, Inc.	44,447
10,071	Four Corners Property Trust, Inc.	232,539
32,872	Gaming and Leisure Properties, Inc.	1,100,226
20,414	GEO Group (The), Inc.	417,875
1,899	Gladstone Land Corp.	22,940
6,410	InfraREIT, Inc.	124,546
46,318	Iron Mountain, Inc.	1,522,010
7,657	Life Storage, Inc.	639,513
8,275	National Storage Affiliates Trust	207,537
24,622	Public Storage	4,934,003
8,324	QTS Realty Trust, Inc., Class A	301,495
		18,112,841

	Total Common Stocks — 99.4%	123,989,405
	(Cost $151,361,130)

	Money Market Funds — 0.1%
145,350	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.56% (b)	145,350
	(Cost $145,350)

	Total Investments — 99.5%	124,134,755
	(Cost $151,506,480) (c)
	Net Other Assets and Liabilities — 0.5%	572,559
	Net Assets — 100.0%	$124,707,314

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,596,271 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $29,967,996. The net unrealized depreciation was $27,371,725.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$123,989,405	$—	$—
Money Market Funds	145,350	—	—
Total Investments	$124,134,755	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust Water ETF (FIW)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Building Products — 5.9%
187,940	A.O. Smith Corp.	$11,951,105
236,084	Advanced Drainage Systems, Inc.	6,114,575
		18,065,680

	Chemicals — 4.1%
92,479	Ecolab, Inc.	12,676,096

	Commercial Services & Supplies — 3.0%
184,840	Tetra Tech, Inc.	9,047,918

	Construction & Engineering — 8.8%
297,266	AECOM (a)	10,591,588
262,716	Aegion Corp. (a)	6,018,823
71,760	Valmont Industries, Inc.	10,498,488
		27,108,899

	Construction Materials — 1.4%
531,730	Forterra, Inc. (a)	4,423,994

	Electronic Equipment, Instruments & Components — 5.0%
126,722	Badger Meter, Inc.	5,974,942
129,256	Itron, Inc. (a)	9,248,267
		15,223,209

	Health Care Equipment & Supplies — 8.0%
123,378	Danaher Corp.	12,079,940
64,434	IDEXX Laboratories, Inc. (a)	12,332,023
		24,411,963

	Industrial Conglomerates — 4.0%
43,854	Roper Technologies, Inc.	12,309,379

	Life Sciences Tools & Services — 3.8%
175,884	Agilent Technologies, Inc.	11,766,640

	Machinery — 35.7%
549,558	Energy Recovery, Inc. (a) (b)	4,517,367
395,106	Evoqua Water Technologies Corp. (a)	8,411,807
249,254	Flowserve Corp.	10,800,176
154,073	Franklin Electric Co., Inc.	6,278,475
141,303	Gorman-Rupp (The) Co.	4,133,113
88,186	IDEX Corp.	12,567,387
68,204	Lindsay Corp.	6,236,574
227,707	Mueller Industries, Inc.	5,956,815
548,359	Mueller Water Products, Inc., Class A	5,960,662
175,628	Pentair PLC	11,965,536
364,248	Rexnord Corp. (a)	10,810,880
119,840	Watts Water Technologies, Inc., Class A	9,311,568

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
161,758	Xylem, Inc.	$12,442,425
		109,392,785

	Water Utilities — 20.2%
170,330	American States Water Co.	9,037,710
152,015	American Water Works Co., Inc.	12,484,992
308,743	Aqua America, Inc.	10,515,787
158,945	California Water Service Group	5,920,701
523,607	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	5,544,998
73,019	Connecticut Water Service, Inc.	4,419,840
106,376	Middlesex Water Co.	3,903,999
113,939	SJW Group	6,005,725
134,162	York Water (The) Co.	4,159,022
		61,992,774

	Total Common Stocks — 99.9%	306,419,337
	(Cost $264,704,734)

	Money Market Funds — 0.5%
1,368,594	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (c) (d)	1,368,594
324,942	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.56% (c)	324,942

	Total Money Market Funds — 0.5%	1,693,536
	(Cost $1,693,536)

Principal Value	Description	Value

	Repurchase Agreements — 0.7%
39,022	BNP Paribas S.A., 1.73% (c), dated 03/29/18, due 04/02/18, with a maturity value of $39,030. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $40,194. (d)	39,022

See Notes to Portfolio of Investments

First Trust Water ETF (FIW)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
2,055,698	JPMorgan Chase & Co., 1.72% (c), dated 03/29/18, due 04/02/18, with a maturity value of $2,056,091. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 06/30/21 to 03/31/22. The value of the collateral including accrued interest is $2,109,185. (d)	$2,055,698

	Total Repurchase Agreements — 0.7%	2,094,720
	(Cost $2,094,720)

	Total Investments — 101.1%	310,207,593
	(Cost $268,492,990) (e)
	Net Other Assets and Liabilities — (1.1)%	(3,509,280)
	Net Assets — 100.0%	$306,698,313

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,388,021 and the total value of the collateral held by the Fund is $3,463,314.
(c)	Rate shown reflects yield as of March 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $45,514,643 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,800,040. The net unrealized appreciation was $41,714,603.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$306,419,337	$—	$—
Money Market Funds	1,693,536	—	—
Repurchase Agreements	—	2,094,720	—
Total Investments	$308,112,873	$2,094,720	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust Natural Gas ETF (FCG)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Energy Equipment & Services — 0.8%
61,930	Unit Corp. (a)	$1,223,737

	Gas Utilities — 2.9%
86,420	National Fuel Gas Co.	4,446,309

	Oil, Gas & Consumable Fuels — 96.3%
134,124	Anadarko Petroleum Corp.	8,102,431
39,956	Antero Midstream Partners, L.P. (b)	1,034,461
353,272	Antero Resources Corp. (a)	7,012,449
285,000	Cabot Oil & Gas Corp.	6,834,300
71,654	Cimarex Energy Co.	6,699,649
50,733	Concho Resources, Inc. (a)	7,626,692
144,926	Continental Resources, Inc. (a)	8,543,388
58,218	DCP Midstream, L.P. (b)	2,044,616
249,452	Devon Energy Corp.	7,930,079
45,164	Enable Midstream Partners, L.P. (b)	619,650
655,767	Encana Corp.	7,213,437
322,160	Enerplus Corp.	3,627,522
128,624	EnLink Midstream Partners, L.P. (b)	1,757,004
152,067	EQT Corp.	7,224,703
33,917	EQT Midstream Partners, L.P. (b)	2,002,120
366,997	Gulfport Energy Corp. (a)	3,541,521
131,572	Matador Resources Co. (a)	3,935,318
120,855	MPLX, L.P. (b)	3,993,049
205,964	Murphy Oil Corp.	5,322,110
295,004	Newfield Exploration Co. (a)	7,203,998
230,825	Noble Energy, Inc.	6,993,997
85,839	PDC Energy, Inc. (a)	4,208,686
468,041	QEP Resources, Inc. (a)	4,582,121
518,101	Range Resources Corp.	7,533,189
84,399	SandRidge Energy, Inc. (a)	1,224,629
258,806	SM Energy Co.	4,666,272
84,970	Spectra Energy Partners, L.P. (b)	2,858,391
347,825	SRC Energy, Inc. (a)	3,279,990
25,480	TC PipeLines, L.P. (b)	883,901
514,523	Ultra Petroleum Corp. (a)	2,145,561
108,106	Vermilion Energy, Inc.	3,489,662
62,752	Western Gas Partners, L.P. (b)	2,677,628
97,878	Williams Partners, L.P. (b)	3,369,940
		150,182,464

	Total Common Stocks — 100.0%	155,852,510
	(Cost $177,879,911)

Shares	Description	Value

	Money Market Funds — 0.0%
76,751	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.56% (c)	$76,751
	(Cost $76,751)

	Total Investments — 100.0%	155,929,261
	(Cost $177,956,662) (d)
	Net Other Assets and Liabilities — (0.0)%	(61,248)
	Net Assets — 100.0%	$155,868,013

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership (“MLP”).
(c)	Rate shown reflects yield as of March 31, 2018.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,647,436 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $30,674,837. The net unrealized depreciation was $22,027,401.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$155,852,510	$—	$—
Money Market Funds	76,751	—	—
Total Investments	$155,929,261	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust Chindia ETF (FNI)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Air Freight & Logistics — 0.6%
172,335	ZTO Express Cayman, Inc., ADR (a)	$2,583,302

	Automobiles — 3.2%
516,284	Tata Motors Ltd., ADR (b)	13,268,499

	Banks — 13.3%
290,215	HDFC Bank Ltd., ADR	28,664,535
2,953,882	ICICI Bank Ltd., ADR	26,141,856
		54,806,391

	Biotechnology — 2.0%
34,596	BeiGene Ltd., ADR (b)	5,812,128
33,110	China Biologic Products Holdings, Inc. (b)	2,681,910
		8,494,038

	Capital Markets — 0.8%
68,508	Noah Holdings Ltd., ADR (a) (b)	3,234,263

	Consumer Finance — 0.7%
69,435	Yirendai Ltd., ADR (a)	2,793,370

	Diversified Consumer Services — 3.5%
151,904	Bright Scholar Education Holdings Ltd., ADR (b)	2,345,398
94,880	New Oriental Education & Technology Group, Inc., ADR	8,316,232
99,270	TAL Education Group, ADR	3,681,924
		14,343,554

	Diversified Telecommunication Services — 1.2%
57,079	China Telecom Corp., Ltd., ADR (a)	2,538,874
190,089	China Unicom (Hong Kong) Ltd., ADR (a) (b)	2,438,842
		4,977,716

	Health Care Providers & Services — 0.6%
252,297	Global Cord Blood Corp. (b)	2,573,430

	Hotels, Restaurants & Leisure — 3.5%
25,937	China Lodging Group Ltd., ADR	3,416,162
106,000	Melco Resorts & Entertainment Ltd., ADR	3,071,880
197,196	Yum China Holdings, Inc.	8,183,634
		14,671,676

	Insurance — 0.6%
169,175	China Life Insurance Co., Ltd., ADR (a)	2,366,758

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail — 14.9%
349,454	Ctrip.com International Ltd., ADR (b)	$16,291,545
752,471	JD.com, Inc., ADR (b)	30,467,551
264,849	MakeMyTrip Ltd. (b)	9,190,260
336,293	Vipshop Holdings Ltd., ADR (b)	5,589,190
		61,538,546

	Internet Software & Services — 25.9%
38,580	58.com, Inc., ADR (b)	3,080,999
159,137	Alibaba Group Holding Ltd., ADR (b)	29,208,005
50,520	Autohome, Inc., ADR	4,341,689
118,116	Baidu, Inc., ADR (b)	26,362,310
97,626	Baozun, Inc., ADR (a) (b)	4,479,081
93,409	Bitauto Holdings Ltd., ADR (a) (b)	1,975,600
596,484	Fang Holdings Ltd., ADR (b)	3,065,928
115,322	Momo, Inc., ADR (b)	4,310,736
48,988	NetEase, Inc., ADR	13,735,745
28,308	SINA Corp. (b)	2,951,675
57,195	Sohu.com, Inc. (b)	1,768,470
74,164	Weibo Corp., ADR (b)	8,865,565
26,821	YY, Inc., ADR (b)	2,821,569
		106,967,372

	IT Services — 13.7%
1,811,056	Infosys Ltd., ADR	32,327,349
2,987,548	Wipro Ltd., ADR (a)	15,415,748
195,757	WNS (Holdings) Ltd., ADR (b)	8,873,665
		56,616,762

	Marine — 0.8%
471,498	Seaspan Corp. (a)	3,149,607

	Media — 0.6%
219,657	Eros International PLC (a) (b)	2,394,261

	Metals & Mining — 4.3%
166,326	Aluminum Corp. of China Ltd., ADR (a) (b)	2,315,258
883,804	Vedanta Ltd., ADR	15,528,436
		17,843,694

	Oil, Gas & Consumable Fuels — 2.2%
38,387	China Petroleum & Chemical Corp., ADR (a)	3,396,482
20,226	CNOOC Ltd., ADR	2,990,818
40,978	PetroChina Co., Ltd., ADR	2,857,806
		9,245,106

See Notes to Portfolio of Investments

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals — 1.8%
229,911	Dr. Reddy’s Laboratories Ltd., ADR (a)	$7,515,791

	Professional Services — 1.0%
48,133	51job, Inc., ADR (b)	4,141,363

	Semiconductors & Semiconductor Equipment — 0.5%
112,784	JinkoSolar Holding Co., Ltd., ADR (a) (b)	2,058,308

	Software — 0.5%
75,870	Changyou.com Ltd., ADR (b)	2,116,014

	Wireless Telecommunication Services — 3.5%
316,736	China Mobile Ltd., ADR	14,490,672

	Total Common Stocks — 99.7%	412,190,493
	(Cost $348,108,525)

	Money Market Funds — 1.8%
7,535,187	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (c) (d)	7,535,187
	(Cost $7,535,187)

Principal Value	Description	Value

	Repurchase Agreements — 2.8%
$214,849	BNP Paribas S.A., 1.73% (c), dated 03/29/18, due 04/02/18, with a maturity value of $214,890. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $221,300. (d)	214,849

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$11,318,240	JPMorgan Chase & Co., 1.72% (c), dated 03/29/18, due 04/02/18, with a maturity value of $11,320,403. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 06/30/21 to 03/31/22. The value of the collateral including accrued interest is $11,612,727. (d)	$11,318,240

	Total Repurchase Agreements — 2.8%	11,533,089
	(Cost $11,533,089)

	Total Investments — 104.3%	431,258,769
	(Cost $367,176,801) (e)
	Net Other Assets and Liabilities — (4.3)%	(17,957,662)
	Net Assets — 100.0%	$413,301,107

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $18,978,126 and the total value of the collateral held by the Fund is $19,068,276.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $78,791,492 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,709,524.The net unrealized appreciation was $64,081,968.

ADR	-	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$412,190,493	$—	$—
Money Market Funds	7,535,187	—	—
Repurchase Agreements	—	11,533,089	—
Total Investments	$419,725,680	$11,533,089	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

Country Allocation as a percentage of net assets**:
Cayman Islands	49.9%
India	33.6
United States	7.0
Hong Kong	4.8
China	3.3
Mauritius	2.2
Jersey	2.1
Marshall Islands	0.8
Isle of Man	0.6
Net Other Assets and Liabilities	(4.3)
100.0%

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 88.7%
30,352	1st Source Corp.	$1,536,418
23,918	Access National Corp.	682,381
15,415	Allegiance Bancshares, Inc. (a)	603,497
44,682	Ameris Bancorp	2,363,678
16,279	Arrow Financial Corp.	552,672
30,088	Atlantic Capital Bancshares, Inc. (a)	544,593
37,270	BancFirst Corp.	1,979,037
65,325	Bancorp (The), Inc. (a)	705,510
7,660	Bank of (The) Princeton (a)	264,193
7,225	Bank of Marin Bancorp	498,164
149,900	Bank of the Ozarks	7,235,673
9,025	Bankwell Financial Group, Inc.	291,327
38,154	Banner Corp.	2,117,165
17,579	BCB Bancorp, Inc.	275,111
31,372	Blue Hills Bancorp, Inc.	654,106
76,657	BOK Financial Corp.	7,588,276
98,542	Boston Private Financial Holdings, Inc.	1,483,057
23,050	Bridge Bancorp, Inc.	773,328
89,845	Brookline Bancorp, Inc.	1,455,489
19,954	Bryn Mawr Bank Corp.	876,978
4,079	C&F Financial Corp.	214,555
18,145	Camden National Corp.	807,453
19,841	Capital City Bank Group, Inc.	491,065
13,284	Capstar Financial Holdings, Inc. (a)	250,138
24,627	Carolina Financial Corp.	967,349
94,514	Cathay General Bancorp	3,778,670
97,771	CenterState Bank Corp.	2,593,865
15,882	Central Valley Community Bancorp	310,652
4,217	Century Bancorp, Inc., Class A	334,830
83,385	Chemical Financial Corp.	4,559,492
18,137	City Holding Co.	1,243,473
11,894	Civista Bancshares, Inc.	271,897
17,873	CNB Financial Corp.	519,926
49,384	CoBiz Financial, Inc.	967,926
85,386	Columbia Banking System, Inc.	3,581,943
124,791	Commerce Bancshares, Inc.	7,476,229
20,712	Community Trust Bancorp, Inc.	936,182
37,440	ConnectOne Bancorp, Inc.	1,078,272
128,826	CVB Financial Corp.	2,916,621
39,969	Eagle Bancorp, Inc. (a)	2,392,145
169,036	East West Bancorp, Inc.	10,571,511
27,087	Enterprise Financial Services Corp.	1,270,380
17,080	Equity Bancshares, Inc., Class A (a)	668,853
10,836	Farmers & Merchants Bancorp, Inc. (b)	437,449
32,211	Farmers National Banc Corp.	446,122
31,381	Fidelity Southern Corp.	723,960
18,274	Financial Institutions, Inc.	540,910
34,667	First Bancorp	1,235,879
13,058	First Bancshares, (The), Inc.	421,121
56,942	First Busey Corp.	1,692,316

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
12,870	First Citizens BancShares, Inc., Class A	$5,318,399
19,866	First Community Bancshares, Inc.	593,000
18,656	First Connecticut Bancorp, Inc.	477,594
72,614	First Financial Bancorp	2,131,221
79,025	First Financial Bankshares, Inc.	3,658,858
14,295	First Financial Corp.	594,672
44,670	First Foundation, Inc. (a)	828,182
163,255	First Hawaiian, Inc.	4,543,387
9,836	First Internet Bancorp	363,932
39,271	First Interstate BancSystem, Inc., Class A	1,553,168
57,470	First Merchants Corp.	2,396,499
14,822	First Mid-Illinois Bancshares, Inc.	540,262
120,461	First Midwest Bancorp, Inc.	2,962,136
28,805	First of Long Island (The) Corp.	790,697
33,703	Flushing Financial Corp.	908,633
204,795	Fulton Financial Corp.	3,635,111
26,815	German American Bancorp, Inc.	894,280
93,305	Glacier Bancorp, Inc.	3,581,046
16,441	Great Southern Bancorp, Inc.	821,228
43,406	Green Bancorp, Inc. (a)	965,784
34,271	Guaranty Bancorp	971,583
12,933	Guaranty Bancshares, Inc.	430,798
99,699	Hancock Holding Co.	5,154,438
37,901	Hanmi Financial Corp.	1,165,456
38,197	HarborOne Bancorp, Inc. (a)	674,559
36,316	Heartland Financial USA, Inc.	1,926,564
44,725	Heritage Commerce Corp.	737,068
39,777	Heritage Financial Corp.	1,217,176
203,214	Home BancShares, Inc.	4,635,311
22,202	HomeTrust Bancshares, Inc. (a)	578,362
158,457	Hope Bancorp, Inc.	2,882,333
29,892	Horizon Bancorp	897,059
63,047	IBERIABANK Corp.	4,917,666
32,166	Independent Bank Corp.	2,301,477
25,143	Independent Bank Corp./MI	575,775
33,149	Independent Bank Group, Inc.	2,343,634
77,297	International Bancshares Corp.	3,006,853
358,033	Investors Bancorp, Inc.	4,883,570
55,388	Lakeland Bancorp, Inc.	1,099,452
29,464	Lakeland Financial Corp.	1,362,121
56,367	LegacyTexas Financial Group, Inc.	2,413,635
41,203	Live Oak Bancshares, Inc.	1,145,443
98,219	MB Financial, Inc.	3,975,905
19,286	Mercantile Bank Corp.	641,260
22,517	Midland States Bancorp, Inc.	710,637
14,289	MidWestOne Financial Group, Inc.	475,681
20,093	National Commerce Corp. (a)	875,050
50,915	NBT Bancorp, Inc.	1,806,464
11,462	Nicolet Bankshares, Inc. (a)	631,212
8,015	Northrim BanCorp, Inc.	276,918
14,669	Old Line Bancshares, Inc.	484,077

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
177,826	Old National Bancorp	$3,005,259
34,647	Old Second Bancorp, Inc.	481,593
41,988	Opus Bank	1,175,664
54,076	Pacific Premier Bancorp, Inc. (a)	2,173,855
150,783	PacWest Bancorp	7,468,282
21,354	Peapack-Gladstone Financial Corp.	713,010
5,483	Penns Woods Bancorp, Inc.	231,986
21,465	Peoples Bancorp, Inc.	760,934
21,080	People’s Utah Bancorp	680,884
91,084	Pinnacle Financial Partners, Inc.	5,847,593
119,486	Popular, Inc.	4,973,007
17,404	Preferred Bank	1,117,337
16,242	QCR Holdings, Inc.	728,454
57,695	Renasant Corp.	2,455,499
21,772	Republic Bancorp, Inc., Class A	833,868
66,646	Republic First Bancorp, Inc. (a)	579,820
40,906	S&T Bancorp, Inc.	1,633,786
41,461	Sandy Spring Bancorp, Inc.	1,607,028
54,867	Seacoast Banking Corp. of Florida (a)	1,452,329
62,077	ServisFirst Bancshares, Inc.	2,533,983
14,838	Shore Bancshares, Inc.	279,845
17,797	Sierra Bancorp	474,112
107,827	Simmons First National Corp., Class A	3,067,678
43,018	South State Corp.	3,669,435
8,612	Southern First Bancshares, Inc. (a)	383,234
27,969	Southern National Bancorp of Virginia, Inc.	443,029
40,963	Southside Bancshares, Inc.	1,423,055
45,623	State Bank Financial Corp.	1,369,146
26,512	Stock Yards Bancorp, Inc.	930,571
14,534	Summit Financial Group, Inc.	363,495
58,063	Texas Capital Bancshares, Inc. (a)	5,219,864
84,261	TowneBank	2,409,865
26,846	TriCo Bancshares	999,208
33,810	TriState Capital Holdings, Inc. (a)	786,083
24,355	Triumph Bancorp, Inc. (a)	1,003,426
79,309	Trustmark Corp.	2,471,268
58,529	UMB Financial Corp.	4,236,914
257,791	Umpqua Holdings Corp.	5,519,305
76,902	Union Bankshares Corp.	2,823,072
122,783	United Bankshares, Inc.	4,328,101
92,514	United Community Banks, Inc.	2,928,068
33,896	Univest Corp. of Pennsylvania	938,919
28,190	Veritex Holdings, Inc. (a)	780,017
20,152	Washington Trust Bancorp, Inc.	1,083,170
51,518	WesBanco, Inc.	2,179,211
18,963	West Bancorporation, Inc.	485,453
31,069	Westamerica Bancorporation	1,804,488
65,749	Wintrust Financial Corp.	5,657,701
		277,449,367

Shares	Description	Value

	Common Stocks (Continued)
	IT Services — 0.3%
14,368	Cass Information Systems, Inc.	$855,040

	Thrifts & Mortgage Finance — 10.9%
20,971	BankFinancial Corp.	356,088
88,601	Beneficial Bancorp, Inc.	1,377,746
73,090	BofI Holding, Inc. (a) (b)	2,962,338
161,658	Capitol Federal Financial, Inc.	1,996,476
17,696	Charter Financial Corp.	360,821
43,764	Dime Community Bancshares, Inc.	805,258
11,908	First Defiance Financial Corp.	682,567
4,298	FS Bancorp, Inc.	229,943
2,494	Hingham Institution for Savings	513,764
10,973	Home Bancorp, Inc.	473,704
31,449	HomeStreet, Inc. (a)	901,014
92,203	Kearny Financial Corp.	1,198,639
63,115	Meridian Bancorp, Inc.	1,271,767
11,325	Meta Financial Group, Inc.	1,236,690
57,162	Northfield Bancorp, Inc.	892,299
120,009	Northwest Bancshares, Inc.	1,987,349
56,120	OceanFirst Financial Corp.	1,501,210
54,170	Oritani Financial Corp.	831,509
26,394	Riverview Bancorp, Inc.	246,520
10,068	Southern Missouri Bancorp, Inc.	368,489
11,555	Territorial Bancorp, Inc.	342,721
328,450	TFS Financial Corp.	4,824,930
8,628	Timberland Bancorp, Inc.	262,291
112,392	TrustCo Bank Corp.	949,712
58,203	United Community Financial Corp.	573,882
59,667	United Financial Bancorp, Inc.	966,605
100,541	Washington Federal, Inc.	3,478,719
34,486	Waterstone Financial, Inc.	596,608
35,825	Western New England Bancorp, Inc.	381,536
36,709	WSFS Financial Corp.	1,758,361
		34,329,556

	Total Common Stocks — 99.9%	312,633,963
	(Cost $295,577,759)

	Money Market Funds — 0.3%
826,929	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (c) (d)	826,929
	(Cost $826,929)

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$23,578	BNP Paribas S.A., 1.73% (c), dated 03/29/18, due 04/02/18, with a maturity value of $23,583. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $24,286. (d)	$23,578
1,242,089	JPMorgan Chase & Co., 1.72% (c), dated 03/29/18, due 04/02/18, with a maturity value of $1,242,327. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 06/30/21 to 03/31/22. The value of the collateral including accrued interest is $1,274,407. (d)	1,242,089

	Total Repurchase Agreements — 0.4%	1,265,667
	(Cost $1,265,667)

	Total Investments — 100.6%	314,726,559
	(Cost $297,670,355) (e)
	Net Other Assets and Liabilities — (0.6)%	(1,876,254)
	Net Assets — 100.0%	$312,850,305

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $2,076,972 and the total value of the collateral held by the Fund is $2,092,596.
(c)	Rate shown reflects yield as of March 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $24,881,202 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,824,998. The net unrealized appreciation was $17,056,204.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$312,633,963	$—	$—
Money Market Funds	826,929	—	—
Repurchase Agreements	—	1,265,667	—
Total Investments	$313,460,892	$1,265,667	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

March 31, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty exchange-traded funds. This report covers the nine funds listed below:

First Trust NASDAQ-100 Equal Weighted Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “QQEW”)

First Trust NASDAQ-100-Technology Sector Index Fund – (Nasdaq ticker “QTEC”)

First Trust NASDAQ-100 Ex-Technology Sector Index Fund – (Nasdaq ticker “QQXT”)

First Trust NASDAQ® Clean Edge® Green Energy Index Fund – (Nasdaq ticker “QCLN”)

First Trust S&P REIT Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FRI”)

First Trust Water ETF – (NYSE Arca ticker “FIW”)

First Trust Natural Gas ETF – (NYSE Arca ticker “FCG”)

First Trust Chindia ETF – (NYSE Arca ticker “FNI”)

First Trust NASDAQ® ABA Community Bank Index Fund – (Nasdaq ticker “QABA”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using the data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks, real estate investment trusts, master limited partnerships, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include,

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2018 (Unaudited)

but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2018 (Unaudited)

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2018, QQEW, QQXT, QCLN, FIW, FNI, and QABA had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2018 through March 31, 2018) were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2018 (Unaudited)

Licensing Information

The First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund and First Trust NASDAQ-100-Technology Sector Index Fund (the “Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Technology Sector IndexSM or NASDAQ-100 Ex-Tech Sector IndexSM to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Funds is in the licensing of the Nasdaq®, NASDAQ-100®, NASDAQ-100 Index®, NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM and NASDAQ-100 Technology Sector IndexSM trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM and the NASDAQ-100 Technology Sector IndexSM. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THESE FUNDS.

The First Trust NASDAQ® Clean Edge® Green Energy Index Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc., Clean Edge®, Inc. or their affiliates (Nasdaq, Inc. and Clean Edge®, Inc., collectively with their affiliates, are referred to herein as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ® Clean Edge® Green Energy IndexSM to track general stock market or sector performance. The Corporations’ relationship to First Trust, with respect to the Fund, consists of: (i) the licensing of certain indexes, trade names, trademarks, and service marks and other proprietary data; (ii) the listing and trading of certain exchange-traded funds; and (iii) the calculating of intra-day portfolio values for the Fund’s shares. The Corporations neither recommend nor endorse any investment in the Index or the Fund based thereon. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund. Neither the Index nor the Fund should be construed as investment advice by the Corporations.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/ORUNINTERRUPTED CALCULATION OF THE NASDAQ® CLEAN EDGE® GREEN ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ® CLEAN EDGE® GREEN ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN.

The First Trust NASDAQ® ABA Community Bank Index Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. ("Nasdaq"), American Bankers Association ("ABA") or their affiliates (Nasdaq and ABA, collectively with their affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy of descriptions and disclosures relating to, the Fund. The Corporations' only relationship to First Trust Advisors L.P. is in the licensing of the Nasdaq, OMX®, American Bankers Association, ABA, and NASDAQ OMX® ABA Community Bank IndexSM trademarks, and certain trade names and service marks of the Corporations and the use of the NASDAQ OMX® ABA Community Bank IndexSM which is determined and composed by the Corporations without regard to Licensee or the Fund. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The First Trust Chindia ETF, First Trust Natural Gas ETF and First Trust Water ETF are not sponsored, endorsed, sold or promoted by International Securities Exchange, LLC, as Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Provider's only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Indexes which are determined, composed and calculated by the Index Provider without regard to First Trust or the Funds. THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN ND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN.

Additional Information (Continued)

First Trust Exchange-Traded Fund

March 31, 2018 (Unaudited)

The S&P REIT Index is a product of S&P Dow Jones Indices LLC (“SPDJI”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“SPFS”). The foregoing marks have been licensed for use by SPDJI and sublicensed by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by SPDJI or its affiliates. None of such parties make any representation regarding the advisability of investing in such Fund.

THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY SPDJI, SPFS AND/OR ITS AFFILIATES (COLLECTIVELY, “SPDJI”). SPDJI DOES NOT MAKE ANY REPRESENTATION, CONDITION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE S&P UNITED STATES REIT INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE. SPDJI’S ONLY RELATIONSHIP TO FIRST TRUST ADVISORS L.P. (“FTA”) IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES AND OF THE S&P UNITED STATES REIT INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY SPDJI WITHOUT REGARD TO FTA OR THE FUND.

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.7%
84	AAR Corp.	$3,705
117	Aerovironment, Inc. (a)	5,325
124	Axon Enterprise, Inc. (a)	4,874
210	Boeing (The) Co.	68,855
61	Curtiss-Wright Corp.	8,239
174	Engility Holdings, Inc. (a)	4,246
110	Esterline Technologies Corp. (a)	8,047
87	Harris Corp.	14,031
147	HEICO Corp.	12,761
120	Hexcel Corp.	7,751
47	Huntington Ingalls Industries, Inc.	12,115
24	KLX, Inc. (a)	1,705
64	Mercury Systems, Inc. (a)	3,092
38	Moog, Inc., Class A (a)	3,132
87	National Presto Industries, Inc.	8,156
121	Northrop Grumman Corp.	42,244
213	Spirit AeroSystems Holdings, Inc., Class A	17,828
20	Teledyne Technologies, Inc. (a)	3,743
219	Textron, Inc.	12,914
97	United Technologies Corp.	12,205
		254,968

	Air Freight & Logistics — 0.6%
214	Air Transport Services Group, Inc. (a)	4,991
112	Atlas Air Worldwide Holdings, Inc. (a)	6,770
42	C.H. Robinson Worldwide, Inc.	3,936
57	Expeditors International of Washington, Inc.	3,608
198	FedEx Corp.	47,542
57	Forward Air Corp.	3,013
34	Hub Group, Inc., Class A (a)	1,423
203	XPO Logistics, Inc. (a)	20,667
		91,950

	Airlines — 1.3%
50	Alaska Air Group, Inc.	3,098
21	Allegiant Travel Co.	3,624
475	American Airlines Group, Inc.	24,681
1,104	Delta Air Lines, Inc.	60,510
207	Hawaiian Holdings, Inc.	8,011
332	JetBlue Airways Corp. (a)	6,746
378	Southwest Airlines Co.	21,652
184	Spirit Airlines, Inc. (a)	6,951
917	United Continental Holdings, Inc. (a)	63,704
		198,977

	Auto Components — 1.0%
236	Adient PLC	14,103
484	American Axle & Manufacturing Holdings, Inc. (a)	7,366
145	BorgWarner, Inc.	7,283
233	Cooper Tire & Rubber Co.	6,827

Shares	Description	Value

	Common Stocks (Continued)
	Auto Components (Continued)
54	Cooper-Standard Holdings, Inc. (a)	$6,632
579	Dana, Inc.	14,915
42	Fox Factory Holding Corp. (a)	1,466
885	Gentex Corp.	20,373
260	Gentherm, Inc. (a)	8,827
574	Goodyear Tire & Rubber (The) Co.	15,257
51	LCI Industries	5,312
105	Lear Corp.	19,539
326	Modine Manufacturing Co. (a)	6,895
147	Standard Motor Products, Inc.	6,993
56	Tenneco, Inc.	3,073
30	Visteon Corp. (a)	3,307
		148,168

	Automobiles — 0.9%
5,006	Ford Motor Co.	55,466
1,508	General Motors Co.	54,801
219	Harley-Davidson, Inc.	9,391
123	Thor Industries, Inc.	14,166
59	Winnebago Industries, Inc.	2,218
		136,042

	Banks — 3.9%
438	Associated Banc-Corp.	10,884
105	BancorpSouth Bank	3,339
1,257	Bank of America Corp.	37,697
182	BankUnited, Inc.	7,276
249	BB&T Corp.	12,958
40	BOK Financial Corp.	3,960
107	Boston Private Financial Holdings, Inc.	1,610
69	Chemical Financial Corp.	3,773
499	Citigroup, Inc.	33,683
589	Citizens Financial Group, Inc.	24,726
82	CoBiz Financial, Inc.	1,607
142	Comerica, Inc.	13,622
66	Commerce Bancshares, Inc.	3,954
70	Community Trust Bancorp, Inc.	3,164
61	East West Bancorp, Inc.	3,815
37	Enterprise Financial Services Corp.	1,735
805	F.N.B. Corp.	10,827
157	FB Financial Corp. (a)	6,373
1,630	Fifth Third Bancorp	51,753
970	First BanCorp (a)	5,839
18	First Citizens BancShares, Inc., Class A	7,438
178	First Foundation, Inc. (a)	3,300
254	First Hawaiian, Inc.	7,069
186	First Horizon National Corp.	3,502
69	First Midwest Bancorp, Inc.	1,697
184	Fulton Financial Corp.	3,266
96	Great Southern Bancorp, Inc.	4,795
124	Great Western Bancorp, Inc.	4,994
60	Guaranty Bancorp	1,701
109	Hanmi Financial Corp.	3,352

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
54	Heritage Financial Corp.	$1,652
130	Hilltop Holdings, Inc.	3,050
271	Hope Bancorp, Inc.	4,930
48	IBERIABANK Corp.	3,744
83	International Bancshares Corp.	3,229
347	JPMorgan Chase & Co.	38,160
613	KeyCorp	11,984
39	LegacyTexas Financial Group, Inc.	1,670
69	Live Oak Bancshares, Inc.	1,918
45	NBT Bancorp, Inc.	1,597
283	Old National Bancorp	4,783
397	People’s United Financial, Inc.	7,408
171	PNC Financial Services Group (The), Inc.	25,862
314	Popular, Inc.	13,069
28	Preferred Bank	1,798
106	Prosperity Bancshares, Inc.	7,699
1,431	Regions Financial Corp.	26,588
40	ServisFirst Bancshares, Inc.	1,633
383	SunTrust Banks, Inc.	26,059
63	SVB Financial Group (a)	15,121
155	Synovus Financial Corp.	7,741
241	TCF Financial Corp.	5,497
83	Texas Capital Bancshares, Inc. (a)	7,462
103	Trustmark Corp.	3,209
103	UMB Financial Corp.	7,456
357	Umpqua Holdings Corp.	7,643
107	United Bankshares, Inc.	3,772
294	Valley National Bancorp	3,663
66	Webster Financial Corp.	3,656
408	Wells Fargo & Co.	21,383
81	WesBanco, Inc.	3,426
131	Western Alliance Bancorp (a)	7,612
45	Wintrust Financial Corp.	3,872
219	Zions Bancorporation	11,548
		583,603

	Beverages — 1.1%
9	Boston Beer (The) Co., Inc., Class A (a)	1,701
688	Brown-Forman Corp., Class B	37,427
23	Coca-Cola Bottling Co. Consolidated	3,971
108	Constellation Brands, Inc., Class A	24,615
86	MGP Ingredients, Inc.	7,705
753	Molson Coors Brewing Co., Class B	56,724
586	Monster Beverage Corp. (a)	33,525
38	National Beverage Corp.	3,383
		169,051

	Biotechnology — 1.7%
384	AbbVie, Inc.	36,346
39	Acceleron Pharma, Inc. (a)	1,525
97	Adamas Pharmaceuticals, Inc. (a)	2,318
117	Alnylam Pharmaceuticals, Inc. (a)	13,935
344	Amicus Therapeutics, Inc. (a)	5,174

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
243	Arena Pharmaceuticals, Inc. (a)	$9,599
104	Bluebird Bio, Inc. (a)	17,758
22	Blueprint Medicines Corp. (a)	2,017
281	CRISPR Therapeutics AG (a)	12,845
312	CytomX Therapeutics, Inc. (a)	8,876
88	Dynavax Technologies Corp. (a)	1,747
268	Editas Medicine, Inc. (a)	8,884
71	Emergent BioSolutions, Inc. (a)	3,738
112	Enanta Pharmaceuticals, Inc. (a)	9,062
353	Exact Sciences Corp. (a)	14,236
610	Exelixis, Inc. (a)	13,512
121	Foundation Medicine, Inc. (a)	9,529
163	Halozyme Therapeutics, Inc. (a)	3,193
204	Immunomedics, Inc. (a)	2,980
12	Ligand Pharmaceuticals, Inc. (a)	1,982
131	MiMedx Group, Inc. (a) (b)	913
144	Myriad Genetics, Inc. (a)	4,255
239	Neurocrine Biosciences, Inc. (a)	19,820
149	REGENXBIO, Inc. (a)	4,448
402	Sangamo Therapeutics, Inc. (a)	7,638
148	Sarepta Therapeutics, Inc. (a)	10,965
174	Spectrum Pharmaceuticals, Inc. (a)	2,800
50	United Therapeutics Corp. (a)	5,618
83	Vertex Pharmaceuticals, Inc. (a)	13,527
		249,240

	Building Products — 1.0%
121	A.O. Smith Corp.	7,694
63	American Woodmark Corp. (a)	6,202
27	Armstrong World Industries, Inc. (a)	1,520
378	Builders FirstSource, Inc. (a)	7,500
176	Continental Building Products, Inc. (a)	5,025
108	Fortune Brands Home & Security, Inc.	6,360
50	Gibraltar Industries, Inc. (a)	1,693
377	JELD-WEN Holding, Inc. (a)	11,544
71	Lennox International, Inc.	14,510
844	Masco Corp.	34,131
85	NCI Building Systems, Inc. (a)	1,505
121	Owens Corning	9,728
119	Patrick Industries, Inc. (a)	7,360
391	PGT Innovations, Inc. (a)	7,292
178	Ply Gem Holdings, Inc. (a)	3,845
211	Quanex Building Products Corp.	3,671
29	Simpson Manufacturing Co., Inc.	1,670
61	Trex Co., Inc. (a)	6,635
131	Universal Forest Products, Inc.	4,251
192	USG Corp. (a)	7,761
		149,897

	Capital Markets — 4.2%
36	Affiliated Managers Group, Inc.	6,825
85	Artisan Partners Asset Management, Inc., Class A	2,830
689	Bank of New York Mellon (The) Corp.	35,504
436	BGC Partners, Inc., Class A	5,864

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
149	Cboe Global Markets, Inc.	$17,001
722	Charles Schwab (The) Corp.	37,703
105	Cohen & Steers, Inc.	4,269
998	E*TRADE Financial Corp. (a)	55,299
197	Eaton Vance Corp.	10,967
73	Evercore, Inc., Class A	6,366
38	FactSet Research Systems, Inc.	7,578
46	Federated Investors, Inc., Class B	1,536
1,551	Franklin Resources, Inc.	53,789
146	Goldman Sachs Group (The), Inc.	36,772
181	Houlihan Lokey, Inc.	8,073
56	Interactive Brokers Group, Inc., Class A	3,765
677	Invesco Ltd.	21,671
217	Lazard Ltd., Class A	11,406
442	Legg Mason, Inc.	17,967
65	LPL Financial Holdings, Inc.	3,970
18	MarketAxess Holdings, Inc.	3,914
168	Moody’s Corp.	27,098
943	Morgan Stanley	50,884
153	Morningstar, Inc.	14,615
88	MSCI, Inc.	13,153
145	PJT Partners, Inc., Class A	7,265
415	Raymond James Financial, Inc.	37,105
73	S&P Global, Inc.	13,947
206	SEI Investments Co.	15,431
253	State Street Corp.	25,232
125	Stifel Financial Corp.	7,404
354	T. Rowe Price Group, Inc.	38,221
417	TPG Specialty Lending, Inc. (b)	7,448
43	Virtus Investment Partners, Inc.	5,323
295	Waddell & Reed Financial, Inc., Class A	5,962
		622,157

	Chemicals — 2.4%
39	AdvanSix, Inc. (a)	1,356
104	Ashland Global Holdings, Inc.	7,258
229	Axalta Coating Systems Ltd. (a)	6,914
301	Cabot Corp.	16,772
231	Celanese Corp., Series A	23,148
27	Chase Corp.	3,144
222	Chemours (The) Co.	10,814
667	Eastman Chemical Co.	70,422
78	FMC Corp.	5,972
61	H.B. Fuller Co.	3,034
23	Ingevity Corp. (a)	1,695
106	Innophos Holdings, Inc.	4,262
93	Innospec, Inc.	6,380
75	KMG Chemicals, Inc.	4,496
34	Kraton Corp. (a)	1,622
448	LyondellBasell Industries N.V., Class A	47,345
96	Minerals Technologies, Inc.	6,427

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
723	Mosaic (The) Co.	$17,554
19	NewMarket Corp.	7,632
209	Olin Corp.	6,352
76	PolyOne Corp.	3,232
11	Quaker Chemical Corp.	1,629
161	Rayonier Advanced Materials, Inc.	3,457
69	Scotts Miracle-Gro (The) Co.	5,917
151	Sherwin-Williams (The) Co.	59,210
84	Stepan Co.	6,987
68	Trinseo S.A.	5,035
296	Valvoline, Inc.	6,550
139	Westlake Chemical Corp.	15,450
		360,066

	Commercial Services & Supplies — 1.7%
405	ACCO Brands Corp.	5,083
131	Brady Corp., Class A	4,867
141	Brink’s (The) Co.	10,060
358	Casella Waste Systems, Inc., Class A (a)	8,370
69	Cimpress N.V. (a)	10,674
317	Cintas Corp.	54,074
429	Copart, Inc. (a)	21,849
193	Deluxe Corp.	14,284
211	Healthcare Services Group, Inc.	9,174
82	Herman Miller, Inc.	2,620
85	HNI Corp.	3,068
220	KAR Auction Services, Inc.	11,924
265	Kimball International, Inc., Class B	4,516
215	Knoll, Inc.	4,341
94	Matthews International Corp., Class A	4,756
105	McGrath RentCorp	5,637
96	Mobile Mini, Inc.	4,176
292	Quad/Graphics, Inc.	7,402
183	Republic Services, Inc.	12,120
80	Rollins, Inc.	4,082
133	SP Plus Corp. (a)	4,735
434	Steelcase, Inc., Class A	5,902
68	Tetra Tech, Inc.	3,329
10	UniFirst Corp.	1,617
60	Viad Corp.	3,147
287	Waste Management, Inc.	24,142
		245,949

	Communications Equipment — 1.0%
256	ADTRAN, Inc.	3,981
79	Arista Networks, Inc. (a)	20,169
77	CalAmp Corp. (a)	1,762
886	Ciena Corp. (a)	22,947
646	Cisco Systems, Inc.	27,707
98	CommScope Holding Co., Inc. (a)	3,917
658	Extreme Networks, Inc. (a)	7,284
28	F5 Networks, Inc. (a)	4,049
405	Finisar Corp. (a)	6,403

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment (Continued)
651	Juniper Networks, Inc.	$15,839
56	NETGEAR, Inc. (a)	3,203
108	NetScout Systems, Inc. (a)	2,846
33	Plantronics, Inc.	1,992
209	Ubiquiti Networks, Inc. (a) (b)	14,379
377	Viavi Solutions, Inc. (a)	3,665
		140,143

	Construction & Engineering — 0.7%
399	AECOM (a)	14,216
151	Comfort Systems USA, Inc.	6,229
74	Dycom Industries, Inc. (a)	7,965
136	EMCOR Group, Inc.	10,598
72	Fluor Corp.	4,120
112	Jacobs Engineering Group, Inc.	6,625
303	MasTec, Inc. (a)	14,256
182	Primoris Services Corp.	4,546
474	Quanta Services, Inc. (a)	16,282
325	Tutor Perini Corp. (a)	7,166
89	Valmont Industries, Inc.	13,021
		105,024

	Construction Materials — 0.1%
98	Eagle Materials, Inc.	10,099
743	Forterra, Inc. (a)	6,182
59	US Concrete, Inc. (a)	3,563
		19,844

	Consumer Finance — 1.3%
636	Ally Financial, Inc.	17,267
497	Capital One Financial Corp.	47,622
46	Credit Acceptance Corp. (a)	15,199
161	Discover Financial Services	11,581
78	Encore Capital Group, Inc. (a)	3,525
49	FirstCash, Inc.	3,981
137	Green Dot Corp., Class A (a)	8,790
1,114	Navient Corp.	14,616
120	Nelnet, Inc., Class A	6,289
571	OneMain Holdings, Inc. (a)	17,096
50	PRA Group, Inc. (a)	1,900
996	Santander Consumer USA Holdings, Inc.	16,235
657	SLM Corp. (a)	7,365
320	Synchrony Financial	10,730
102	World Acceptance Corp. (a)	10,741
		192,937

	Containers & Packaging — 1.1%
129	AptarGroup, Inc.	11,588
161	Avery Dennison Corp.	17,106
233	Bemis Co., Inc.	10,140
63	Berry Global Group, Inc. (a)	3,453
132	Crown Holdings, Inc. (a)	6,699
720	Graphic Packaging Holding Co.	11,052

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
27	Greif, Inc., Class A	$1,411
502	Owens-Illinois, Inc. (a)	10,873
92	Packaging Corp. of America	10,369
75	Sealed Air Corp.	3,209
252	Silgan Holdings, Inc.	7,018
279	Sonoco Products Co.	13,532
978	WestRock Co.	62,758
		169,208

	Distributors — 0.2%
52	Core-Mark Holding Co., Inc.	1,106
182	LKQ Corp. (a)	6,907
114	Pool Corp.	16,669
		24,682

	Diversified Consumer Services — 0.5%
157	Adtalem Global Education, Inc. (a)	7,465
118	Bright Horizons Family Solutions, Inc. (a)	11,767
101	Chegg, Inc. (a)	2,087
12	Graham Holdings Co., Class B	7,227
83	Grand Canyon Education, Inc. (a)	8,708
298	Service Corp. International	11,247
289	ServiceMaster Global Holdings, Inc. (a)	14,696
64	Sotheby’s (a)	3,284
149	Weight Watchers International, Inc. (a)	9,494
		75,975

	Diversified Financial Services — 0.2%
62	Berkshire Hathaway, Inc., Class B (a)	12,368
560	Leucadia National Corp.	12,729
		25,097

	Diversified Telecommunication Services — 0.9%
1,590	AT&T, Inc.	56,683
2,965	CenturyLink, Inc.	48,715
406	Consolidated Communications Holdings, Inc.	4,450
699	Iridium Communications, Inc. (a)	7,864
234	Verizon Communications, Inc.	11,190
302	Zayo Group Holdings, Inc. (a)	10,316
		139,218

	Electric Utilities — 3.7%
200	ALLETE, Inc.	14,450
348	Alliant Energy Corp.	14,219
672	American Electric Power Co., Inc.	46,093
441	Duke Energy Corp.	34,164
978	Edison International	62,260
119	El Paso Electric Co.	6,069
152	Entergy Corp.	11,975
783	Eversource Energy	46,134

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
1,569	Exelon Corp.	$61,207
308	Hawaiian Electric Industries, Inc.	10,589
122	IDACORP, Inc.	10,769
564	OGE Energy Corp.	18,482
74	Otter Tail Corp.	3,208
1,379	PG&E Corp.	60,579
174	Pinnacle West Capital Corp.	13,885
163	PNM Resources, Inc.	6,235
407	Portland General Electric Co.	16,488
1,998	PPL Corp.	56,523
1,028	Xcel Energy, Inc.	46,753
		540,082

	Electrical Equipment — 1.1%
42	Acuity Brands, Inc.	5,846
341	AMETEK, Inc.	25,906
231	Atkore International Group, Inc. (a)	4,585
97	AZZ, Inc.	4,239
782	Eaton Corp. PLC	62,490
136	Encore Wire Corp.	7,711
71	EnerSys	4,925
55	Hubbell, Inc.	6,698
242	Regal Beloit Corp.	17,751
126	Rockwell Automation, Inc.	21,949
		162,100

	Electronic Equipment, Instruments & Components — 2.4%
141	Amphenol Corp., Class A	12,144
87	Anixter International, Inc. (a)	6,590
231	Arrow Electronics, Inc. (a)	17,792
468	Avnet, Inc.	19,544
381	AVX Corp.	6,306
43	Belden, Inc.	2,964
283	Benchmark Electronics, Inc.	8,448
214	CDW Corp.	15,046
243	Cognex Corp.	12,634
66	Coherent, Inc. (a)	12,368
222	Control4 Corp. (a)	4,769
773	Corning, Inc.	21,551
128	CTS Corp.	3,482
27	Dolby Laboratories, Inc., Class A	1,716
385	Electro Scientific Industries, Inc. (a)	7,442
22	ePlus, Inc. (a)	1,709
287	Fabrinet (a)	9,006
80	FLIR Systems, Inc.	4,001
176	II-VI, Inc. (a)	7,198
172	Insight Enterprises, Inc. (a)	6,008
87	IPG Photonics Corp. (a)	20,304
141	Jabil, Inc.	4,051
547	KEMET Corp. (a)	9,917
56	Littelfuse, Inc.	11,658
164	Methode Electronics, Inc.	6,412
31	MTS Systems Corp.	1,601
51	OSI Systems, Inc. (a)	3,329

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
315	PC Connection, Inc.	$7,875
109	Plexus Corp. (a)	6,511
51	Rogers Corp. (a)	6,097
250	Sanmina Corp. (a)	6,537
230	ScanSource, Inc. (a)	8,176
109	SYNNEX Corp.	12,906
248	Systemax, Inc.	7,080
390	TE Connectivity Ltd.	38,961
151	Tech Data Corp. (a)	12,855
183	Trimble, Inc. (a)	6,566
105	TTM Technologies, Inc. (a)	1,605
318	Vishay Intertechnology, Inc.	5,915
		359,074

	Energy Equipment & Services — 0.4%
628	Archrock, Inc.	5,495
246	C&J Energy Services, Inc. (a)	6,352
443	Diamond Offshore Drilling, Inc. (a) (b)	6,494
52	Exterran Corp. (a)	1,388
57	Helmerich & Payne, Inc.	3,794
1,253	McDermott International, Inc. (a)	7,631
192	Newpark Resources, Inc. (a)	1,555
234	Oceaneering International, Inc.	4,338
322	Patterson-UTI Energy, Inc.	5,638
101	U.S. Silica Holdings, Inc.	2,578
375	Unit Corp. (a)	7,410
		52,673

	Equity Real Estate Investment Trusts — 2.4%
121	Acadia Realty Trust	2,977
189	Apple Hospitality REIT, Inc.	3,321
106	Armada Hoffler Properties, Inc.	1,451
91	Brandywine Realty Trust	1,445
795	Brixmor Property Group, Inc.	12,124
1,456	CBL & Associates Properties, Inc. (b)	6,071
243	Chesapeake Lodging Trust	6,758
65	CoreSite Realty Corp.	6,517
56	Corporate Office Properties Trust	1,446
802	Cousins Properties, Inc.	6,961
257	CubeSmart	7,247
62	CyrusOne, Inc.	3,175
63	DCT Industrial Trust, Inc.	3,549
828	DDR Corp.	6,069
584	DiamondRock Hospitality Co.	6,097
122	Equity Commonwealth (a)	3,742
85	Extra Space Storage, Inc.	7,426
154	Forest City Realty Trust, Inc., Class A	3,120
64	Four Corners Property Trust, Inc.	1,478
307	Franklin Street Properties Corp.	2,582
100	Gaming and Leisure Properties, Inc.	3,347
267	Government Properties Income Trust	3,647

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
278	Gramercy Property Trust	$6,041
1,422	HCP, Inc.	33,033
474	Hersha Hospitality Trust	8,485
621	Hospitality Properties Trust	15,736
292	iStar, Inc. (a)	2,970
818	Kimco Realty Corp.	11,779
661	LaSalle Hotel Properties	19,176
42	Life Storage, Inc.	3,508
229	Mack-Cali Realty Corp.	3,827
1,077	Medical Properties Trust, Inc.	14,001
93	Monmouth Real Estate Investment Corp.	1,399
172	National Retail Properties, Inc.	6,753
121	National Storage Affiliates Trust	3,035
142	Outfront Media, Inc.	2,661
44	Pebblebrook Hotel Trust	1,511
277	Pennsylvania Real Estate Investment Trust (b)	2,673
336	Piedmont Office Realty Trust, Inc., Class A	5,910
33	PotlatchDeltic Corp.	1,718
244	Preferred Apartment Communities, Inc., Class A	3,462
352	Rayonier, Inc.	12,383
225	RLJ Lodging Trust	4,374
227	SBA Communications Corp. (a)	38,799
262	Select Income REIT	5,104
775	Senior Housing Properties Trust	12,136
865	Spirit Realty Capital, Inc.	6,712
80	Sun Communities, Inc.	7,310
57	Taubman Centers, Inc.	3,244
81	Tier REIT, Inc.	1,497
209	Uniti Group, Inc. (b)	3,396
1,158	Washington Prime Group, Inc.	7,724
382	Xenia Hotels & Resorts, Inc.	7,533
		358,440

	Food & Staples Retailing — 0.8%
106	Andersons (The), Inc.	3,509
99	Casey’s General Stores, Inc.	10,867
1,351	Kroger (The) Co.	32,343
19	PriceSmart, Inc.	1,588
837	Rite Aid Corp. (a) (b)	1,406
68	Sprouts Farmers Market, Inc. (a)	1,596
153	SUPERVALU, Inc. (a)	2,330
167	United Natural Foods, Inc. (a)	7,171
349	US Foods Holding Corp. (a)	11,437
511	Walgreens Boots Alliance, Inc.	33,455
125	Walmart, Inc.	11,121
		116,823

	Food Products — 2.4%
1,543	Archer-Daniels-Midland Co.	66,920

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
47	B&G Foods, Inc.	$1,114
453	Blue Buffalo Pet Products, Inc. (a)	18,034
922	Bunge Ltd.	68,173
98	Calavo Growers, Inc.	9,036
257	Campbell Soup Co.	11,131
364	Darling Ingredients, Inc. (a)	6,297
570	Dean Foods Co.	4,913
192	Flowers Foods, Inc.	4,197
173	Fresh Del Monte Produce, Inc.	7,827
340	Hormel Foods Corp.	11,669
106	Ingredion, Inc.	13,665
199	J.M. Smucker (The) Co.	24,678
78	John B. Sanfilippo & Son, Inc.	4,514
159	Kraft Heinz (The) Co.	9,904
263	Lamb Weston Holdings, Inc.	15,312
29	Lancaster Colony Corp.	3,571
597	Pilgrim’s Pride Corp. (a)	14,692
62	Pinnacle Foods, Inc.	3,354
59	Sanderson Farms, Inc.	7,022
610	Tyson Foods, Inc., Class A	44,646
		350,669

	Gas Utilities — 0.6%
130	Atmos Energy Corp.	10,951
42	Chesapeake Utilities Corp.	2,955
270	National Fuel Gas Co.	13,891
185	New Jersey Resources Corp.	7,419
83	Northwest Natural Gas Co.	4,785
203	ONE Gas, Inc.	13,402
184	Southwest Gas Holdings, Inc.	12,444
197	Spire, Inc.	14,243
316	UGI Corp.	14,037
		94,127

	Health Care Equipment & Supplies — 1.9%
79	ABIOMED, Inc. (a)	22,988
278	Align Technology, Inc. (a)	69,814
31	Anika Therapeutics, Inc. (a)	1,541
291	AxoGen, Inc. (a)	10,622
48	Cantel Medical Corp.	5,348
65	DexCom, Inc. (a)	4,820
160	Globus Medical, Inc., Class A (a)	7,971
36	Halyard Health, Inc. (a)	1,659
132	Hill-Rom Holdings, Inc.	11,484
86	ICU Medical, Inc. (a)	21,706
55	Inogen, Inc. (a)	6,756
96	Insulet Corp. (a)	8,321
36	Integer Holdings Corp. (a)	2,036
68	Intuitive Surgical, Inc. (a)	28,072
118	iRhythm Technologies, Inc. (a)	7,428
322	Lantheus Holdings, Inc. (a)	5,120
76	Merit Medical Systems, Inc. (a)	3,447
43	Natus Medical, Inc. (a)	1,447
27	Neogen Corp. (a)	1,809

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
245	Novocure Ltd. (a)	$5,341
90	Orthofix International N.V. (a)	5,290
18	Penumbra, Inc. (a)	2,082
76	Quidel Corp. (a)	3,938
146	ResMed, Inc.	14,377
80	Stryker Corp.	12,874
45	Teleflex, Inc.	11,474
33	Varian Medical Systems, Inc. (a)	4,047
		281,812

	Health Care Providers & Services — 4.0%
568	Acadia Healthcare Co., Inc. (a)	22,254
134	AMN Healthcare Services, Inc. (a)	7,605
55	Anthem, Inc.	12,084
404	Cardinal Health, Inc.	25,323
613	Centene Corp. (a)	65,511
27	Chemed Corp.	7,367
62	CorVel Corp. (a)	3,134
853	CVS Health Corp.	53,065
342	DaVita, Inc. (a)	22,552
75	Encompass Health Corp.	4,288
223	Ensign Group (The), Inc.	5,865
828	Express Scripts Holding Co. (a)	57,198
141	HCA Healthcare, Inc.	13,677
354	Henry Schein, Inc. (a)	23,792
155	Laboratory Corp. of America Holdings (a)	25,071
166	LifePoint Health, Inc. (a)	7,802
51	Magellan Health, Inc. (a)	5,462
396	McKesson Corp.	55,785
278	MEDNAX, Inc. (a)	15,465
135	National HealthCare Corp.	8,050
437	Owens & Minor, Inc.	6,795
308	Patterson Cos., Inc.	6,847
139	Providence Service (The) Corp. (a)	9,610
251	Quest Diagnostics, Inc.	25,175
93	Select Medical Holdings Corp. (a)	1,604
69	U.S. Physical Therapy, Inc.	5,610
224	UnitedHealth Group, Inc.	47,936
164	Universal Health Services, Inc., Class B	19,419
92	WellCare Health Plans, Inc. (a)	17,814
		582,160

	Health Care Technology — 0.1%
340	Allscripts Healthcare Solutions, Inc. (a)	4,199
28	athenahealth, Inc. (a)	4,005
95	Teladoc, Inc. (a)	3,828
67	Veeva Systems, Inc., Class A (a)	4,892
109	Vocera Communications, Inc. (a)	2,553
		19,477

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 3.2%
174	Aramark	$6,884
621	BBX Capital Corp.	5,719
136	BJ’s Restaurants, Inc.	6,106
47	Boyd Gaming Corp.	1,498
85	Brinker International, Inc.	3,069
137	Cheesecake Factory (The), Inc.	6,606
143	Choice Hotels International, Inc.	11,462
28	Churchill Downs, Inc.	6,833
70	Cracker Barrel Old Country Store, Inc.	11,144
116	Darden Restaurants, Inc.	9,889
90	Dave & Buster’s Entertainment, Inc. (a)	3,757
249	Denny’s Corp. (a)	3,842
20	Domino’s Pizza, Inc.	4,671
115	Dunkin’ Brands Group, Inc.	6,864
199	Eldorado Resorts, Inc. (a)	6,567
252	Golden Entertainment, Inc. (a)	5,854
354	Hilton Grand Vacations, Inc. (a)	15,229
465	Hilton Worldwide Holdings, Inc.	36,623
22	Hyatt Hotels Corp., Class A	1,678
232	ILG, Inc.	7,218
207	International Speedway Corp., Class A	9,129
179	La Quinta Holdings, Inc. (a)	3,385
455	Marriott International, Inc., Class A	61,871
49	Marriott Vacations Worldwide Corp.	6,527
370	MGM Resorts International	12,957
147	Monarch Casino & Resort, Inc. (a)	6,217
16	OBH, Inc. (a)	6,535
263	Penn National Gaming, Inc. (a)	6,906
95	Planet Fitness, Inc., Class A (a)	3,588
153	Playa Hotels & Resorts N.V. (a)	1,564
88	Red Robin Gourmet Burgers, Inc. (a)	5,104
147	Red Rock Resorts, Inc., Class A	4,304
362	Scientific Games Corp. (a)	15,059
153	Shake Shack, Inc., Class A (a) (b)	6,369
111	Six Flags Entertainment Corp.	6,911
437	Speedway Motorsports, Inc.	7,787
141	Texas Roadhouse, Inc.	8,147
17	Vail Resorts, Inc.	3,769
226	Wendy’s (The) Co.	3,966
136	Wingstop, Inc.	6,423
427	Wyndham Worldwide Corp.	48,862
367	Wynn Resorts Ltd.	66,926
		463,819

	Household Durables — 1.8%
32	Cavco Industries, Inc. (a)	5,560
265	Century Communities, Inc. (a)	7,937
726	D.R. Horton, Inc.	31,828
175	Ethan Allen Interiors, Inc.	4,016
249	Garmin Ltd.	14,674
34	Helen of Troy Ltd. (a)	2,958
109	Installed Building Products, Inc. (a)	6,545
52	KB Home	1,479

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
211	La-Z-Boy, Inc.	$6,319
233	Leggett & Platt, Inc.	10,336
391	Lennar Corp., Class A	23,046
110	LGI Homes, Inc. (a)	7,763
259	M.D.C. Holdings, Inc.	7,231
240	M/I Homes, Inc. (a)	7,644
161	Meritage Homes Corp. (a)	7,285
90	Mohawk Industries, Inc. (a)	20,900
5	NVR, Inc. (a)	14,000
446	PulteGroup, Inc.	13,153
386	Toll Brothers, Inc.	16,695
460	TRI Pointe Group, Inc. (a)	7,558
293	Whirlpool Corp.	44,861
113	William Lyon Homes, Class A (a)	3,106
		264,894

	Household Products — 0.1%
44	Central Garden & Pet Co., Class A (a)	1,743
34	Energizer Holdings, Inc.	2,026
219	HRG Group, Inc. (a)	3,611
66	Spectrum Brands Holdings, Inc. (b)	6,844
		14,224

	Independent Power and Renewable Electricity Producers — 0.3%
521	NRG Energy, Inc.	15,906
174	NRG Yield, Inc., Class C	2,958
1,012	Vistra Energy Corp. (a)	21,080
		39,944

	Industrial Conglomerates — 0.4%
131	Carlisle Cos., Inc.	13,678
2,126	General Electric Co.	28,658
48	Roper Technologies, Inc.	13,473
		55,809

	Insurance — 3.8%
563	Aflac, Inc.	24,637
354	Allstate (The) Corp.	33,559
161	American Equity Investment Life Holding Co.	4,727
103	American Financial Group, Inc.	11,559
39	American National Insurance Co.	4,561
27	AMERISAFE, Inc.	1,492
491	AmTrust Financial Services, Inc. (b)	6,044
92	Argo Group International Holdings Ltd.	5,281
176	Arthur J. Gallagher & Co.	12,096
37	Assurant, Inc.	3,382
548	Assured Guaranty Ltd.	19,838
359	Athene Holding Ltd., Class A (a)	17,164
144	Brown & Brown, Inc.	3,663
85	Chubb Ltd.	11,625
751	CNO Financial Group, Inc.	16,274
111	Employers Holdings, Inc.	4,490

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
30	Erie Indemnity Co., Class A	$3,529
17	Everest Re Group Ltd.	4,366
48	FBL Financial Group, Inc., Class A	3,329
199	First American Financial Corp.	11,677
1,576	FNF Group	63,072
164	Greenlight Capital Re, Ltd., Class A (a)	2,632
47	Infinity Property & Casualty Corp.	5,565
82	James River Group Holdings Ltd.	2,909
110	Kinsale Capital Group, Inc.	5,646
322	Lincoln National Corp.	23,525
247	Loews Corp.	12,283
69	Mercury General Corp.	3,165
336	National General Holdings Corp.	8,168
20	National Western Life Group, Inc., Class A	6,098
729	Old Republic International Corp.	15,637
183	Primerica, Inc.	17,678
350	Principal Financial Group, Inc.	21,319
58	ProAssurance Corp.	2,816
323	Prudential Financial, Inc.	33,447
95	Reinsurance Group of America, Inc.	14,630
41	Safety Insurance Group, Inc.	3,151
56	Selective Insurance Group, Inc.	3,399
156	Stewart Information Services Corp.	6,855
563	Third Point Reinsurance Ltd. (a)	7,854
41	Torchmark Corp.	3,451
273	Travelers (The) Cos., Inc.	37,909
282	Trupanion, Inc. (a)	8,429
241	Universal Insurance Holdings, Inc.	7,688
676	Unum Group	32,184
155	W. R. Berkley Corp.	11,268
		564,071

	Internet & Direct Marketing Retail — 1.6%
53	Amazon.com, Inc. (a)	76,709
37	Liberty Expedia Holdings, Inc., Class A (a)	1,453
2,532	Liberty Interactive Corp. QVC Group, Class A (a)	63,730
700	Liberty TripAdvisor Holdings, Inc., Class A (a)	7,525
193	Netflix, Inc. (a)	57,003
31	Nutrisystem, Inc.	836
145	PetMed Express, Inc. (b)	6,054
33	Shutterfly, Inc. (a)	2,681
231	Wayfair, Inc., Class A (a)	15,599
		231,590

	Internet Software & Services — 2.2%
102	2U, Inc. (a)	8,571
114	Akamai Technologies, Inc. (a)	8,092
12	Alphabet, Inc., Class A (a)	12,446
79	Appfolio, Inc., Class A (a)	3,227
280	Apptio, Inc., Class A (a)	7,935

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
75	Blucora, Inc. (a)	$1,845
234	Box, Inc., Class A (a)	4,809
263	Carbonite, Inc. (a)	7,574
286	Cars.com, Inc. (a)	8,102
75	CommerceHub, Inc., Series A (a)	1,688
53	Coupa Software, Inc. (a)	2,418
1,638	eBay, Inc. (a)	65,913
196	Endurance International Group Holdings, Inc. (a)	1,450
99	Envestnet, Inc. (a)	5,673
322	Etsy, Inc. (a)	9,035
140	Facebook, Inc., Class A (a)	22,371
133	Five9, Inc. (a)	3,962
148	GoDaddy, Inc., Class A (a)	9,090
146	Gogo, Inc. (a) (b)	1,260
258	GrubHub, Inc. (a)	26,179
176	GTT Communications, Inc. (a)	9,979
410	Hortonworks, Inc. (a)	8,352
61	IAC/InterActiveCorp (a)	9,539
100	Instructure, Inc. (a)	4,215
65	LogMeIn, Inc.	7,511
158	Match Group, Inc. (a) (b)	7,022
162	MINDBODY, Inc., Class A (a)	6,302
114	New Relic, Inc. (a)	8,450
234	Nutanix, Inc., Class A (a)	11,492
18	Stamps.com, Inc. (a)	3,619
1,030	Twitter, Inc. (a)	29,880
97	VeriSign, Inc. (a)	11,500
39	Yelp, Inc. (a)	1,628
		331,129

	IT Services — 3.9%
323	Accenture PLC, Class A	49,581
97	Booz Allen Hamilton Holding Corp.	3,756
205	Broadridge Financial Solutions, Inc.	22,486
37	CACI International, Inc., Class A (a)	5,600
351	Convergys Corp.	7,940
80	CoreLogic, Inc. (a)	3,618
38	CSG Systems International, Inc.	1,721
521	DXC Technology Co.	52,376
173	EPAM Systems, Inc. (a)	19,812
44	Euronet Worldwide, Inc. (a)	3,472
27	ExlService Holdings, Inc. (a)	1,506
321	FleetCor Technologies, Inc. (a)	65,003
351	Genpact Ltd.	11,228
242	International Business Machines Corp.	37,130
63	Jack Henry & Associates, Inc.	7,620
287	Leidos Holdings, Inc.	18,770
66	ManTech International Corp., Class A	3,661
163	Mastercard, Inc., Class A	28,551
155	MAXIMUS, Inc.	10,345
840	PayPal Holdings, Inc. (a)	63,731
181	Sabre Corp.	3,882
535	Square, Inc., Class A (a)	26,322

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
262	Sykes Enterprises, Inc. (a)	$7,582
143	Syntel, Inc. (a)	3,651
782	Total System Services, Inc.	67,455
325	Visa, Inc., Class A	38,877
101	Worldpay, Inc., Class A (a)	8,306
		573,982

	Leisure Products — 0.3%
235	Acushnet Holdings Corp.	5,426
642	American Outdoor Brands Corp. (a)	6,626
269	Brunswick Corp.	15,976
592	Callaway Golf Co.	9,685
118	Sturm Ruger & Co., Inc.	6,195
		43,908

	Life Sciences Tools & Services — 0.6%
63	Accelerate Diagnostics, Inc. (a)	1,440
57	Bio-Techne Corp.	8,609
432	Bruker Corp.	12,925
102	Charles River Laboratories International, Inc. (a)	10,887
113	Illumina, Inc. (a)	26,715
251	Luminex Corp.	5,289
45	Medpace Holdings, Inc. (a)	1,571
51	PerkinElmer, Inc.	3,862
204	PRA Health Sciences, Inc. (a)	16,924
		88,222

	Machinery — 2.9%
208	AGCO Corp.	13,489
44	Alamo Group, Inc.	4,836
80	Albany International Corp., Class A	5,016
345	Allison Transmission Holdings, Inc.	13,476
198	American Railcar Industries, Inc.	7,407
28	Astec Industries, Inc.	1,545
26	Barnes Group, Inc.	1,557
260	Briggs & Stratton Corp.	5,567
34	CIRCOR International, Inc.	1,450
281	Colfax Corp. (a)	8,964
210	Cummins, Inc.	34,039
152	Donaldson Co., Inc.	6,848
44	Douglas Dynamics, Inc.	1,907
122	Dover Corp.	11,983
53	EnPro Industries, Inc.	4,101
27	ESCO Technologies, Inc.	1,581
82	Federal Signal Corp.	1,806
88	Flowserve Corp.	3,813
72	Franklin Electric Co., Inc.	2,934
149	Global Brass & Copper Holdings, Inc.	4,984
53	Gorman-Rupp (The) Co.	1,550
246	Graco, Inc.	11,247
155	Greenbrier (The) Cos., Inc.	7,789
88	Harsco Corp. (a)	1,817
37	Hillenbrand, Inc.	1,698

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
39	Hyster-Yale Materials Handling, Inc.	$2,727
84	IDEX Corp.	11,971
148	Illinois Tool Works, Inc.	23,186
209	ITT, Inc.	10,237
45	John Bean Technologies Corp.	5,103
49	Kadant, Inc.	4,630
41	Lincoln Electric Holdings, Inc.	3,688
97	Lydall, Inc. (a)	4,680
211	Meritor, Inc. (a)	4,338
27	Middleby (The) Corp. (a)	3,342
47	Mueller Industries, Inc.	1,230
115	Navistar International Corp. (a)	4,022
101	Nordson Corp.	13,770
122	Oshkosh Corp.	9,427
696	PACCAR, Inc.	46,054
64	Proto Labs, Inc. (a)	7,523
13	RBC Bearings, Inc. (a)	1,615
63	Rexnord Corp. (a)	1,870
85	Snap-on, Inc.	12,541
16	Standex International Corp.	1,526
291	Stanley Black & Decker, Inc.	44,581
127	Sun Hydraulics Corp.	6,802
302	Timken (The) Co.	13,771
57	Toro (The) Co.	3,560
396	Trinity Industries, Inc.	12,921
26	WABCO Holdings, Inc. (a)	3,481
46	Wabtec Corp.	3,744
22	Watts Water Technologies, Inc., Class A	1,709
70	Welbilt, Inc. (a)	1,362
97	Woodward, Inc.	6,951
		433,766

	Marine — 0.1%
99	Kirby Corp. (a)	7,618
221	Matson, Inc.	6,329
		13,947

	Media — 1.3%
437	AMC Entertainment Holdings, Inc., Class A	6,140
69	AMC Networks, Inc., Class A (a)	3,567
426	Cinemark Holdings, Inc.	16,047
829	Discovery, Inc., Class A (a)	17,765
105	E.W. Scripps (The) Co., Class A	1,259
569	Gannett Co., Inc.	5,679
394	Gray Television, Inc. (a)	5,004
552	Interpublic Group of Cos. (The), Inc.	12,713
50	John Wiley & Sons, Inc., Class A	3,185
349	Live Nation Entertainment, Inc. (a)	14,707
35	Madison Square Garden (The) Co., Class A (a)	8,603
301	Marcus (The) Corp.	9,135
75	Meredith Corp.	4,035
98	New Media Investment Group, Inc.	1,680

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
105	Nexstar Media Group, Inc., Class A	$6,982
82	Scholastic Corp.	3,185
87	Sinclair Broadcast Group, Inc., Class A	2,723
2,007	Viacom, Inc., Class B	62,337
270	World Wrestling Entertainment, Inc., Class A	9,723
		194,469

	Metals & Mining — 1.3%
275	Alcoa Corp. (a)	12,364
97	Carpenter Technology Corp.	4,280
420	Century Aluminum Co. (a)	6,947
229	Cleveland-Cliffs, Inc. (a)	1,592
220	Coeur Mining, Inc. (a)	1,760
155	Commercial Metals Co.	3,171
68	Compass Minerals International, Inc.	4,100
652	Freeport-McMoRan, Inc. (a)	11,456
1,661	Hecla Mining Co.	6,096
46	Kaiser Aluminum Corp.	4,641
102	Materion Corp.	5,207
972	Nucor Corp.	59,379
216	Reliance Steel & Aluminum Co.	18,520
246	Schnitzer Steel Industries, Inc., Class A	7,958
430	Steel Dynamics, Inc.	19,015
138	SunCoke Energy, Inc. (a)	1,485
316	United States Steel Corp.	11,120
150	Worthington Industries, Inc.	6,438
		185,529

	Mortgage Real Estate Investment Trusts — 0.8%
919	AGNC Investment Corp.	17,387
321	ARMOUR Residential REIT, Inc.	7,473
572	Capstead Mortgage Corp.	4,948
1,004	Chimera Investment Corp.	17,480
462	Invesco Mortgage Capital, Inc.	7,568
363	Ladder Capital Corp.	5,474
2,342	MFA Financial, Inc.	17,635
446	MTGE Investment Corp.	7,983
622	New Residential Investment Corp.	10,232
513	PennyMac Mortgage Investment Trust	9,249
521	Starwood Property Trust, Inc.	10,915
456	Two Harbors Investment Corp.	7,009
		123,353

	Multiline Retail — 1.2%
117	Big Lots, Inc.	5,093
137	Dillard’s, Inc., Class A (b)	11,007
266	Dollar General Corp.	24,884
2,087	J.C. Penney Co., Inc. (a) (b)	6,303
342	Kohl’s Corp.	22,404
736	Macy’s, Inc.	21,889
235	Nordstrom, Inc.	11,376
124	Ollie’s Bargain Outlet Holdings, Inc. (a)	7,477

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multiline Retail (Continued)
948	Target Corp.	$65,820
		176,253

	Multi-Utilities — 2.4%
838	Ameren Corp.	47,456
247	Black Hills Corp.	13,412
872	CenterPoint Energy, Inc.	23,893
261	CMS Energy Corp.	11,821
582	Consolidated Edison, Inc.	45,361
452	DTE Energy Co.	47,189
552	MDU Resources Group, Inc.	15,544
434	NiSource, Inc.	10,377
110	NorthWestern Corp.	5,918
720	Public Service Enterprise Group, Inc.	36,173
466	SCANA Corp.	17,498
347	Sempra Energy	38,593
171	Vectren Corp.	10,930
372	WEC Energy Group, Inc.	23,325
		347,490

	Oil, Gas & Consumable Fuels — 4.7%
433	Andeavor	43,543
781	Antero Resources Corp. (a)	15,503
1,171	Apache Corp.	45,060
71	Arch Coal, Inc., Class A	6,524
136	Callon Petroleum Co. (a)	1,801
232	Carrizo Oil & Gas, Inc. (a)	3,712
276	Cheniere Energy, Inc. (a)	14,752
937	Chesapeake Energy Corp. (a)	2,830
395	Chevron Corp.	45,046
61	Cimarex Energy Co.	5,704
1,014	CNX Resources Corp. (a)	15,646
165	Concho Resources, Inc. (a)	24,804
189	Delek US Holdings, Inc.	7,692
1,492	Denbury Resources, Inc. (a)	4,088
1,195	Devon Energy Corp.	37,989
118	Diamondback Energy, Inc. (a)	14,929
129	Energen Corp. (a)	8,109
591	Exxon Mobil Corp.	44,095
489	Green Plains, Inc.	8,215
517	Gulfport Energy Corp. (a)	4,989
1,089	Halcon Resources Corp. (a)	5,303
290	HollyFrontier Corp.	14,169
2,737	Kinder Morgan, Inc.	41,219
311	Laredo Petroleum, Inc. (a)	2,709
750	Marathon Petroleum Corp.	54,833
212	Matador Resources Co. (a)	6,341
478	Murphy Oil Corp.	12,352
471	Newfield Exploration Co. (a)	11,502
784	Oasis Petroleum, Inc. (a)	6,350
428	Par Pacific Holdings, Inc. (a)	7,349
126	Parsley Energy, Inc., Class A (a)	3,653
186	PBF Energy, Inc., Class A	6,305
96	PDC Energy, Inc. (a)	4,707

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
84	Peabody Energy Corp.	$3,066
122	Phillips 66	11,702
72	Pioneer Natural Resources Co.	12,368
689	QEP Resources, Inc. (a)	6,745
870	Range Resources Corp.	12,650
52	Resolute Energy Corp. (a)	1,802
274	RSP Permian, Inc. (a)	12,845
224	SM Energy Co.	4,039
1,477	Southwestern Energy Co. (a)	6,395
673	Valero Energy Corp.	62,434
249	Whiting Petroleum Corp. (a)	8,426
117	World Fuel Services Corp.	2,872
791	WPX Energy, Inc. (a)	11,691
		688,858

	Paper & Forest Products — 0.3%
124	Boise Cascade Co.	4,786
145	Clearwater Paper Corp. (a)	5,669
166	Domtar Corp.	7,062
218	KapStone Paper and Packaging Corp.	7,480
424	Louisiana-Pacific Corp.	12,198
55	Neenah, Inc.	4,312
154	P.H. Glatfelter Co.	3,162
145	Schweitzer-Mauduit International, Inc.	5,677
		50,346

	Personal Products — 0.6%
389	Estee Lauder (The) Cos., Inc., Class A	58,241
110	Herbalife Ltd. (a)	10,722
114	Inter Parfums, Inc.	5,375
109	Nu Skin Enterprises, Inc., Class A	8,034
45	USANA Health Sciences, Inc. (a)	3,866
		86,238

	Pharmaceuticals — 1.0%
271	Catalent, Inc. (a)	11,127
274	Corcept Therapeutics, Inc. (a)	4,507
226	Horizon Pharma PLC (a)	3,209
232	Innoviva, Inc. (a)	3,867
153	Intersect ENT, Inc. (a)	6,013
284	Lannett Co., Inc. (a)	4,558
1,169	Mylan N.V. (a)	48,128
311	Nektar Therapeutics (a)	33,047
341	Pfizer, Inc.	12,102
92	Revance Therapeutics, Inc. (a)	2,834
41	Supernus Pharmaceuticals, Inc. (a)	1,878
172	Zoetis, Inc.	14,364
82	Zogenix, Inc. (a)	3,284
		148,918

	Professional Services — 0.8%
128	ASGN, Inc. (a)	10,481
427	CBIZ, Inc. (a)	7,793
25	CoStar Group, Inc. (a)	9,067

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
31	Dun & Bradstreet (The) Corp.	$3,627
37	Forrester Research, Inc.	1,534
77	FTI Consulting, Inc. (a)	3,727
126	ICF International, Inc.	7,365
144	Insperity, Inc.	10,015
302	Kelly Services, Inc., Class A	8,770
120	Korn/Ferry International	6,191
88	ManpowerGroup, Inc.	10,129
425	Navigant Consulting, Inc. (a)	8,177
134	Robert Half International, Inc.	7,757
270	TransUnion (a)	15,331
186	TriNet Group, Inc. (a)	8,615
240	TrueBlue, Inc. (a)	6,216
		124,795

	Real Estate Management & Development — 0.8%
1,142	CBRE Group, Inc., Class A (a)	53,925
141	HFF, Inc., Class A	7,008
28	Howard Hughes (The) Corp. (a)	3,896
100	Jones Lang LaSalle, Inc.	17,464
101	Marcus & Millichap, Inc. (a)	3,642
68	RE/MAX Holdings, Inc., Class A	4,110
700	Realogy Holdings Corp.	19,096
83	RMR Group, (The), Inc., Class A	5,806
		114,947

	Road & Rail — 1.1%
39	AMERCO	13,459
184	ArcBest Corp.	5,897
188	Avis Budget Group, Inc. (a)	8,806
141	Genesee & Wyoming, Inc., Class A (a)	9,981
141	Heartland Express, Inc.	2,537
149	Hertz Global Holdings, Inc. (a)	2,958
97	J.B. Hunt Transport Services, Inc.	11,363
353	Kansas City Southern	38,777
36	Landstar System, Inc.	3,947
325	Marten Transport Ltd.	7,410
85	Norfolk Southern Corp.	11,541
113	Old Dominion Freight Line, Inc.	16,608
176	Ryder System, Inc.	12,811
117	Saia, Inc. (a)	8,793
115	Schneider National, Inc., Class B	2,997
128	Werner Enterprises, Inc.	4,672
		162,557

	Semiconductors & Semiconductor Equipment — 3.8%
28	Ambarella, Inc. (a)	1,372
820	Amkor Technology, Inc. (a)	8,307
726	Applied Materials, Inc.	40,373
287	Axcelis Technologies, Inc. (a)	7,060
69	Brooks Automation, Inc.	1,868
70	Cabot Microelectronics Corp.	7,498
36	CEVA, Inc. (a)	1,303

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
730	Cypress Semiconductor Corp.	$12,381
173	Diodes, Inc. (a)	5,270
487	Entegris, Inc.	16,948
316	FormFactor, Inc. (a)	4,313
250	Integrated Device Technology, Inc. (a)	7,640
1,339	Intel Corp.	69,735
118	KLA-Tencor Corp.	12,863
269	Lam Research Corp.	54,650
173	Marvell Technology Group Ltd.	3,633
1,504	Micron Technology, Inc. (a)	78,419
157	MKS Instruments, Inc.	18,157
99	Monolithic Power Systems, Inc.	11,461
256	NVIDIA Corp.	59,287
886	ON Semiconductor Corp. (a)	21,672
56	Qorvo, Inc. (a)	3,945
232	Rambus, Inc. (a)	3,116
56	Silicon Laboratories, Inc. (a)	5,034
124	Synaptics, Inc. (a)	5,670
443	Teradyne, Inc.	20,250
474	Texas Instruments, Inc.	49,244
286	Ultra Clean Holdings, Inc. (a)	5,505
107	Universal Display Corp.	10,807
196	Versum Materials, Inc.	7,375
		555,156

	Software — 4.5%
282	Adobe Systems, Inc. (a)	60,935
335	ANSYS, Inc. (a)	52,491
112	Aspen Technology, Inc. (a)	8,836
79	Blackbaud, Inc.	8,043
95	Bottomline Technologies de, Inc. (a)	3,681
1,115	CA, Inc.	37,798
266	Cadence Design Systems, Inc. (a)	9,781
156	CDK Global, Inc.	9,881
83	Ebix, Inc.	6,183
166	Everbridge, Inc. (a)	6,076
48	Fair Isaac Corp. (a)	8,130
340	Fortinet, Inc. (a)	18,217
50	Guidewire Software, Inc. (a)	4,041
75	HubSpot, Inc. (a)	8,122
157	Intuit, Inc.	27,216
434	Microsoft Corp.	39,611
139	Paycom Software, Inc. (a)	14,927
35	Paylocity Holding Corp. (a)	1,793
77	Progress Software Corp.	2,961
42	Proofpoint, Inc. (a)	4,773
61	PTC, Inc. (a)	4,759
127	QAD, Inc., Class A	5,290
83	Qualys, Inc. (a)	6,038
265	Rapid7, Inc. (a)	6,776
112	RealPage, Inc. (a)	5,768
412	Red Hat, Inc. (a)	61,598
136	RingCentral, Inc., Class A (a)	8,636
363	salesforce.com, Inc. (a)	42,217

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
379	ServiceNow, Inc. (a)	$62,706
224	Splunk, Inc. (a)	22,039
183	SS&C Technologies Holdings, Inc.	9,816
290	Synopsys, Inc. (a)	24,140
54	Tableau Software, Inc., Class A (a)	4,364
101	Take-Two Interactive Software, Inc. (a)	9,876
211	TiVo Corp.	2,859
21	Tyler Technologies, Inc. (a)	4,430
34	Ultimate Software Group (The), Inc. (a)	8,286
136	Varonis Systems, Inc. (a)	8,228
118	VMware, Inc., Class A (a)	14,310
154	Workiva, Inc. (a)	3,650
195	Zendesk, Inc. (a)	9,335
824	Zynga, Inc., Class A (a)	3,016
		661,633

	Specialty Retail — 3.0%
378	Abercrombie & Fitch Co., Class A	9,151
149	Advance Auto Parts, Inc.	17,664
351	American Eagle Outfitters, Inc.	6,995
103	Asbury Automotive Group, Inc. (a)	6,952
361	AutoNation, Inc. (a)	16,888
843	Bed Bath & Beyond, Inc.	17,695
542	Best Buy Co., Inc.	37,935
377	Buckle (The), Inc. (b)	8,350
151	Burlington Stores, Inc. (a)	20,106
148	Caleres, Inc.	4,973
935	Chico’s FAS, Inc.	8,452
57	Children’s Place (The), Inc.	7,709
232	Conn’s, Inc. (a)	7,888
287	Dick’s Sporting Goods, Inc.	10,059
385	DSW, Inc., Class A	8,647
650	Express, Inc. (a)	4,654
124	Five Below, Inc. (a)	9,094
396	Foot Locker, Inc.	18,034
459	GameStop Corp., Class A	5,793
545	Gap (The), Inc.	17,004
116	Group 1 Automotive, Inc.	7,579
326	Home Depot (The), Inc.	58,106
44	Lithia Motors, Inc., Class A	4,423
105	Lumber Liquidators Holdings, Inc. (a)	2,512
767	Michaels (The) Cos., Inc. (a)	15,118
29	Monro, Inc.	1,554
62	Murphy USA, Inc. (a)	4,514
2,329	Office Depot, Inc.	5,007
388	Penske Automotive Group, Inc.	17,200
176	Sally Beauty Holdings, Inc. (a)	2,895
328	Signet Jewelers Ltd.	12,635
219	Sleep Number Corp. (a)	7,698
447	Sonic Automotive, Inc., Class A	8,471
119	Tiffany & Co.	11,621
162	TJX (The) Cos., Inc.	13,213
149	Tractor Supply Co.	9,390
141	Urban Outfitters, Inc. (a)	5,211

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
359	Williams-Sonoma, Inc.	$18,941
		450,131

	Technology Hardware, Storage & Peripherals — 1.4%
219	Apple, Inc.	36,744
112	Electronics For Imaging, Inc. (a)	3,061
3,444	Hewlett Packard Enterprise Co.	60,408
327	NCR Corp. (a)	10,307
312	Pure Storage, Inc., Class A (a)	6,224
266	Seagate Technology PLC	15,566
394	Super Micro Computer, Inc. (a)	6,698
777	Western Digital Corp.	71,694
		210,702

	Textiles, Apparel & Luxury Goods — 0.6%
63	Carter’s, Inc.	6,558
155	Columbia Sportswear Co.	11,847
45	G-III Apparel Group Ltd. (a)	1,696
532	Hanesbrands, Inc.	9,799
102	Movado Group, Inc.	3,917
198	NIKE, Inc., Class B	13,155
66	Oxford Industries, Inc.	4,921
108	PVH Corp.	16,354
490	Skechers U.S.A., Inc., Class A (a)	19,056
35	Steven Madden Ltd.	1,537
257	Under Armour, Inc., Class A (a) (b)	4,202
		93,042

	Thrifts & Mortgage Finance — 0.7%
110	BofI Holding, Inc. (a)	4,458
123	Capitol Federal Financial, Inc.	1,519
256	Essent Group Ltd. (a)	10,895
84	Federal Agricultural Mortgage Corp., Class C	7,310
88	Flagstar Bancorp, Inc. (a)	3,115
114	HomeStreet, Inc. (a)	3,266
24	LendingTree, Inc. (a)	7,875
160	Meridian Bancorp, Inc.	3,224
18	Meta Financial Group, Inc.	1,966
526	MGIC Investment Corp. (a)	6,838
356	Nationstar Mortgage Holdings, Inc. (a)	6,394
855	New York Community Bancorp, Inc.	11,141
485	NMI Holdings, Inc., Class A (a)	8,027
197	Northwest Bancshares, Inc.	3,262
302	Oritani Financial Corp.	4,636
122	Provident Financial Services, Inc.	3,122
180	Radian Group, Inc.	3,427
35	Walker & Dunlop, Inc.	2,080
96	Washington Federal, Inc.	3,322
		95,877

	Tobacco — 0.0%
94	Universal Corp.	4,559

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco (Continued)
74	Vector Group Ltd.	$1,509
		6,068

	Trading Companies & Distributors — 0.8%
309	Air Lease Corp.	13,170
352	Aircastle Ltd.	6,991
73	Applied Industrial Technologies, Inc.	5,322
130	BMC Stock Holdings, Inc. (a)	2,541
678	Fastenal Co.	37,012
219	GMS, Inc. (a)	6,693
41	H&E Equipment Services, Inc.	1,578
17	MSC Industrial Direct Co., Inc., Class A	1,559
97	Rush Enterprises, Inc., Class A (a)	4,121
107	SiteOne Landscape Supply, Inc. (a)	8,243
220	Triton International Ltd.	6,732
108	United Rentals, Inc. (a)	18,655
16	W.W. Grainger, Inc.	4,516
97	WESCO International, Inc. (a)	6,019
		123,152

	Water Utilities — 0.1%
28	American States Water Co.	1,486
189	Aqua America, Inc.	6,437
109	California Water Service Group	4,060
52	SJW Group	2,741
		14,724

	Wireless Telecommunication Services — 0.1%
293	Boingo Wireless, Inc. (a)	7,258
49	Shenandoah Telecommunications Co.	1,764
237	Telephone & Data Systems, Inc.	6,643
131	United States Cellular Corp. (a)	5,265
		20,930

	Total Common Stocks — 99.8%	14,774,106
	(Cost $13,323,856)

	Money Market Funds — 0.5%
28,513	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (c) (d)	28,513
50,823	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.56% (c)	50,823
	Total Money Market Funds — 0.5%	79,336
	(Cost $79,336)

Principal Value	Description	Value

	Repurchase Agreements — 0.3%
$813	BNP Paribas S.A., 1.73% (c), dated 03/29/18, due 04/02/18, with a maturity value of $813. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $837. (d)	$813
42,829	JPMorgan Chase & Co., 1.72% (c), dated 03/29/18, due 04/02/18, with a maturity value of $42,837. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 06/30/21 to 03/31/22. The value of the collateral including accrued interest is $43,943. (d)	42,829

	Total Repurchase Agreements — 0.3%	43,642
	(Cost $43,642)

	Total Investments — 100.6%	14,897,084
	(Cost $13,446,834) (e)
	Net Other Assets and Liabilities — (0.6)%	(95,327)
	Net Assets — 100.0%	$14,801,757

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $71,155 and the total value of the collateral held by the Fund is $72,155.
(c)	Rate shown reflects yield as of March 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,953,169 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $502,919. The net unrealized appreciation was $1,450,250.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$14,774,106	$—	$—
Money Market Funds	79,336	—	—
Repurchase Agreements	—	43,642	—
Total Investments	$14,853,442	$43,642	$—

  * See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.7%
2,627	Arconic, Inc.	$60,526
195	Boeing (The) Co.	63,937
290	General Dynamics Corp.	64,061
412	Harris Corp.	66,447
253	Huntington Ingalls Industries, Inc.	65,213
314	L3 Technologies, Inc.	65,312
195	Lockheed Martin Corp.	65,896
190	Northrop Grumman Corp.	66,333
307	Raytheon Co.	66,257
755	Spirit AeroSystems Holdings, Inc., Class A	63,194
1,096	Textron, Inc.	64,631
215	TransDigm Group, Inc.	65,992
503	United Technologies Corp.	63,287
		841,086

	Air Freight & Logistics — 1.0%
700	C.H. Robinson Worldwide, Inc.	65,597
1,007	Expeditors International of Washington, Inc.	63,743
256	FedEx Corp.	61,468
582	United Parcel Service, Inc., Class B	60,912
617	XPO Logistics, Inc. (a)	62,817
		314,537

	Airlines — 0.8%
1,165	American Airlines Group, Inc.	60,533
1,138	Delta Air Lines, Inc.	62,374
1,060	Southwest Airlines Co.	60,717
911	United Continental Holdings, Inc. (a)	63,287
		246,911

	Auto Components — 0.4%
1,254	BorgWarner, Inc.	62,988
339	Lear Corp.	63,085
		126,073

	Automobiles — 0.6%
5,779	Ford Motor Co.	64,031
1,702	General Motors Co.	61,851
201	Tesla, Inc. (a)	53,492
		179,374

	Banks — 3.5%
2,006	Bank of America Corp.	60,160
1,172	BB&T Corp.	60,991
878	Citigroup, Inc.	59,265
1,438	Citizens Financial Group, Inc.	60,367
652	Comerica, Inc.	62,546
1,912	Fifth Third Bancorp	60,706
669	First Republic Bank	61,956
4,017	Huntington Bancshares, Inc.	60,657
559	JPMorgan Chase & Co.	61,473
3,078	KeyCorp	60,175

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
339	M&T Bank Corp.	$62,498
403	PNC Financial Services Group (The), Inc.	60,950
3,287	Regions Financial Corp.	61,072
902	SunTrust Banks, Inc.	61,372
245	SVB Financial Group (a)	58,802
1,211	U.S. Bancorp	61,156
1,155	Wells Fargo & Co.	60,534
1,162	Zions Bancorporation	61,272
		1,095,952

	Beverages — 1.2%
1,173	Brown-Forman Corp., Class B	63,811
1,485	Coca-Cola (The) Co.	64,494
282	Constellation Brands, Inc., Class A	64,273
804	Molson Coors Brewing Co., Class B	60,565
1,100	Monster Beverage Corp. (a)	62,931
578	PepsiCo, Inc.	63,089
		379,163

	Biotechnology — 2.3%
567	AbbVie, Inc.	53,667
509	Alexion Pharmaceuticals, Inc. (a)	56,733
445	Alnylam Pharmaceuticals, Inc. (a)	52,999
342	Amgen, Inc.	58,304
225	Biogen, Inc. (a)	61,610
767	BioMarin Pharmaceutical, Inc. (a)	62,181
323	Bluebird Bio, Inc. (a)	55,152
720	Celgene Corp. (a)	64,231
809	Gilead Sciences, Inc.	60,991
716	Incyte Corp. (a)	59,664
187	Regeneron Pharmaceuticals, Inc. (a)	64,395
367	Vertex Pharmaceuticals, Inc. (a)	59,814
		709,741

	Building Products — 1.0%
983	A.O. Smith Corp.	62,509
1,040	Fortune Brands Home & Security, Inc.	61,246
1,758	Johnson Controls International PLC	61,952
1,552	Masco Corp.	62,763
796	Owens Corning	63,998
		312,468

	Capital Markets — 4.6%
336	Affiliated Managers Group, Inc.	63,699
410	Ameriprise Financial, Inc.	60,655
1,173	Bank of New York Mellon (The) Corp.	60,445
115	BlackRock, Inc.	62,298
541	Cboe Global Markets, Inc.	61,728
1,158	Charles Schwab (The) Corp.	60,471
391	CME Group, Inc.	63,240
1,125	E*TRADE Financial Corp. (a)	62,336
1,656	Franklin Resources, Inc.	57,430
241	Goldman Sachs Group (The), Inc.	60,698

See Notes to Portfolio of Investments

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
866	Intercontinental Exchange, Inc.	$62,802
1,945	Invesco Ltd.	62,260
385	Moody’s Corp.	62,101
1,122	Morgan Stanley	60,543
416	MSCI, Inc.	62,180
768	Nasdaq, Inc.	66,217
602	Northern Trust Corp.	62,084
661	Raymond James Financial, Inc.	59,100
335	S&P Global, Inc.	64,005
842	SEI Investments Co.	63,074
604	State Street Corp.	60,237
559	T. Rowe Price Group, Inc.	60,355
1,056	TD Ameritrade Holding Corp.	62,547
		1,420,505

	Chemicals — 2.8%
381	Air Products and Chemicals, Inc.	60,590
656	Albemarle Corp.	60,837
605	Celanese Corp., Series A	60,627
1,683	CF Industries Holdings, Inc.	63,500
950	DowDuPont, Inc.	60,525
599	Eastman Chemical Co.	63,242
468	Ecolab, Inc.	64,149
785	FMC Corp.	60,107
465	International Flavors & Fragrances, Inc.	63,663
602	LyondellBasell Industries N.V., Class A	63,619
2,472	Mosaic (The) Co.	60,020
561	PPG Industries, Inc.	62,608
158	Sherwin-Williams (The) Co.	61,955
557	Westlake Chemical Corp.	61,911
		867,353

	Commercial Services & Supplies — 1.0%
372	Cintas Corp.	63,456
1,265	Copart, Inc. (a)	64,426
938	Republic Services, Inc.	62,124
1,254	Rollins, Inc.	63,991
747	Waste Management, Inc.	62,838
		316,835

	Communications Equipment — 1.0%
220	Arista Networks, Inc. (a)	56,166
1,434	Cisco Systems, Inc.	61,504
2,452	Juniper Networks, Inc.	59,657
593	Motorola Solutions, Inc.	62,443
344	Palo Alto Networks, Inc. (a)	62,443
		302,213

	Construction & Engineering — 0.2%
1,059	Jacobs Engineering Group, Inc.	62,640

Shares	Description	Value

	Common Stocks (Continued)
	Construction Materials — 0.4%
312	Martin Marietta Materials, Inc.	$64,677
551	Vulcan Materials Co.	62,908
		127,585

	Consumer Finance — 1.0%
2,330	Ally Financial, Inc.	63,260
675	American Express Co.	62,964
649	Capital One Financial Corp.	62,187
844	Discover Financial Services	60,709
1,833	Synchrony Financial	61,460
		310,580

	Containers & Packaging — 1.0%
578	Avery Dennison Corp.	61,413
1,587	Ball Corp.	63,020
1,182	International Paper Co.	63,154
544	Packaging Corp. of America	61,309
972	WestRock Co.	62,373
		311,269

	Distributors — 0.4%
711	Genuine Parts Co.	63,876
1,631	LKQ Corp. (a)	61,897
		125,773

	Diversified Financial Services — 0.2%
312	Berkshire Hathaway, Inc., Class B (a)	62,238

	Diversified Telecommunication Services — 0.6%
1,745	AT&T, Inc.	62,209
3,767	CenturyLink, Inc.	61,892
1,329	Verizon Communications, Inc.	63,553
		187,654

	Electric Utilities — 2.5%
952	American Electric Power Co., Inc.	65,298
831	Duke Energy Corp.	64,378
990	Edison International	63,023
818	Entergy Corp.	64,442
1,108	Eversource Energy	65,283
1,681	Exelon Corp.	65,576
1,903	FirstEnergy Corp.	64,721
401	NextEra Energy, Inc.	65,495
1,431	PG&E Corp.	62,864
2,294	PPL Corp.	64,897
1,460	Southern (The) Co.	65,204
1,462	Xcel Energy, Inc.	66,492
		777,673

	Electrical Equipment — 0.8%
820	AMETEK, Inc.	62,296
798	Eaton Corp. PLC	63,768
891	Emerson Electric Co.	60,855

See Notes to Portfolio of Investments

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment (Continued)
351	Rockwell Automation, Inc.	$61,144
		248,063

	Electronic Equipment, Instruments & Components — 1.4%
701	Amphenol Corp., Class A	60,377
850	CDW Corp.	59,764
1,167	Cognex Corp.	60,672
2,188	Corning, Inc.	61,002
261	IPG Photonics Corp. (a)	60,912
618	TE Connectivity Ltd.	61,738
1,684	Trimble, Inc. (a)	60,422
		424,887

	Energy Equipment & Services — 0.8%
2,085	Baker Hughes a GE Co.	57,900
1,405	Halliburton Co.	65,951
1,749	National Oilwell Varco, Inc.	64,381
976	Schlumberger Ltd.	63,225
		251,457

	Equity Real Estate Investment Trusts — 5.5%
503	Alexandria Real Estate Equities, Inc.	62,820
440	American Tower Corp.	63,950
389	AvalonBay Communities, Inc.	63,975
507	Boston Properties, Inc.	62,473
591	Crown Castle International Corp.	64,779
606	Digital Realty Trust, Inc.	63,860
154	Equinix, Inc.	64,394
1,072	Equity Residential	66,057
265	Essex Property Trust, Inc.	63,780
751	Extra Space Storage, Inc.	65,607
2,971	GGP, Inc.	60,787
2,783	HCP, Inc.	64,649
3,364	Host Hotels & Resorts, Inc.	62,705
2,832	Invitation Homes, Inc.	64,655
1,984	Iron Mountain, Inc.	65,194
702	Mid-America Apartment Communities, Inc.	64,050
1,011	Prologis, Inc.	63,683
326	Public Storage	65,327
1,253	Realty Income Corp.	64,818
1,108	Regency Centers Corp.	65,350
383	SBA Communications Corp. (a)	65,462
410	Simon Property Group, Inc.	63,283
1,794	UDR, Inc.	63,902
1,287	Ventas, Inc.	63,745
929	Vornado Realty Trust	62,522
1,195	Welltower, Inc.	65,044
1,801	Weyerhaeuser Co.	63,035
		1,729,906

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing — 1.0%
347	Costco Wholesale Corp.	$65,385
2,727	Kroger (The) Co.	65,285
1,073	Sysco Corp.	64,337
955	Walgreens Boots Alliance, Inc.	62,524
723	Walmart, Inc.	64,325
		321,856

	Food Products — 2.8%
1,484	Archer-Daniels-Midland Co.	64,361
879	Bunge Ltd.	64,993
1,481	Campbell Soup Co.	64,142
1,762	Conagra Brands, Inc.	64,983
1,279	General Mills, Inc.	57,632
639	Hershey (The) Co.	63,235
1,925	Hormel Foods Corp.	66,066
490	Ingredion, Inc.	63,171
513	J.M. Smucker (The) Co.	63,617
971	Kellogg Co.	63,125
987	Kraft Heinz (The) Co.	61,480
599	McCormick & Co., Inc.	63,728
1,496	Mondelez International, Inc., Class A	62,428
869	Tyson Foods, Inc., Class A	63,602
		886,563

	Health Care Equipment & Supplies — 3.8%
1,022	Abbott Laboratories	61,238
220	ABIOMED, Inc. (a)	64,018
238	Align Technology, Inc. (a)	59,769
951	Baxter International, Inc.	61,853
289	Becton, Dickinson and Co.	62,626
2,309	Boston Scientific Corp. (a)	63,082
274	Cooper (The) Cos., Inc.	62,694
632	Danaher Corp.	61,879
1,146	DENTSPLY SIRONA, Inc.	57,655
453	Edwards Lifesciences Corp. (a)	63,203
1,678	Hologic, Inc. (a)	62,690
315	IDEXX Laboratories, Inc. (a)	60,288
148	Intuitive Surgical, Inc. (a)	61,099
794	Medtronic PLC	63,695
657	ResMed, Inc.	64,695
385	Stryker Corp.	61,954
244	Teleflex, Inc.	62,215
517	Varian Medical Systems, Inc. (a)	63,410
552	Zimmer Biomet Holdings, Inc.	60,190
		1,178,253

	Health Care Providers & Services — 3.1%
668	AmerisourceBergen Corp.	57,588
283	Anthem, Inc.	62,175
910	Cardinal Health, Inc.	57,039
611	Centene Corp. (a)	65,298
383	Cigna Corp.	64,244
982	CVS Health Corp.	61,090

See Notes to Portfolio of Investments

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
941	DaVita, Inc. (a)	$62,050
848	Express Scripts Holding Co. (a)	58,580
627	HCA Healthcare, Inc.	60,819
948	Henry Schein, Inc. (a)	63,715
236	Humana, Inc.	63,444
371	Laboratory Corp. of America Holdings (a)	60,009
424	McKesson Corp.	59,729
618	Quest Diagnostics, Inc.	61,985
283	UnitedHealth Group, Inc.	60,562
522	Universal Health Services, Inc., Class B	61,810
		980,137

	Health Care Technology — 0.2%
1,053	Cerner Corp. (a)	61,074

	Hotels, Restaurants & Leisure — 3.2%
1,570	Aramark	62,109
5,060	Caesars Entertainment Corp. (a)	56,925
964	Carnival Corp.	63,219
682	Darden Restaurants, Inc.	58,140
792	Hilton Worldwide Holdings, Inc.	62,378
860	Las Vegas Sands Corp.	61,834
457	Marriott International, Inc., Class A	62,143
397	McDonald’s Corp.	62,083
1,791	MGM Resorts International	62,721
1,150	Norwegian Cruise Line Holdings Ltd. (a)	60,915
517	Royal Caribbean Cruises Ltd.	60,872
1,093	Starbucks Corp.	63,274
555	Wyndham Worldwide Corp.	63,509
349	Wynn Resorts Ltd.	63,644
1,553	Yum China Holdings, Inc.	64,449
772	Yum! Brands, Inc.	65,720
		993,935

	Household Durables — 1.4%
1,474	D.R. Horton, Inc.	64,620
1,073	Garmin Ltd.	63,232
1,089	Lennar Corp., Class A	64,186
260	Mohawk Industries, Inc. (a)	60,377
2,252	Newell Brands, Inc.	57,381
21	NVR, Inc. (a)	58,800
404	Whirlpool Corp.	61,856
		430,452

	Household Products — 1.0%
1,290	Church & Dwight Co., Inc.	64,964
502	Clorox (The) Co.	66,821
926	Colgate-Palmolive Co.	66,376
576	Kimberly-Clark Corp.	63,435

Shares	Description	Value

	Common Stocks (Continued)
	Household Products (Continued)
817	Procter & Gamble (The) Co.	$64,772
		326,368

	Industrial Conglomerates — 0.8%
272	3M Co.	59,710
4,509	General Electric Co.	60,781
425	Honeywell International, Inc.	61,417
225	Roper Technologies, Inc.	63,155
		245,063

	Insurance — 4.8%
1,426	Aflac, Inc.	62,402
102	Alleghany Corp.	62,673
663	Allstate (The) Corp.	62,852
571	American Financial Group, Inc.	64,078
1,188	American International Group, Inc.	64,651
759	Arch Capital Group Ltd. (a)	64,963
910	Arthur J. Gallagher & Co.	62,544
457	Chubb Ltd.	62,504
859	Cincinnati Financial Corp.	63,789
1,242	CNA Financial Corp.	61,293
1,645	FNF Group	65,833
1,197	Hartford Financial Services Group (The), Inc.	61,669
846	Lincoln National Corp.	61,809
1,261	Loews Corp.	62,710
55	Markel Corp. (a)	64,364
765	Marsh & McLennan Cos., Inc.	63,181
1,363	MetLife, Inc.	62,548
1,039	Principal Financial Group, Inc.	63,285
1,042	Progressive (The) Corp.	63,489
594	Prudential Financial, Inc.	61,509
403	Reinsurance Group of America, Inc.	62,062
754	Torchmark Corp.	63,464
456	Travelers (The) Cos., Inc.	63,320
1,284	Unum Group	61,131
		1,512,123

	Internet & Direct Marketing Retail — 1.0%
41	Amazon.com, Inc. (a)	59,341
30	Booking Holdings, Inc. (a)	62,412
570	Expedia Group, Inc.	62,934
2,344	Liberty Interactive Corp. QVC Group, Class A (a)	58,998
203	Netflix, Inc. (a)	59,956
		303,641

	Internet Software & Services — 1.3%
871	Akamai Technologies, Inc. (a)	61,824
56	Alphabet, Inc., Class A (a)	58,080
1,520	eBay, Inc. (a)	61,165
348	Facebook, Inc., Class A (a)	55,607
392	IAC/InterActiveCorp (a)	61,301
1,814	Twitter, Inc. (a)	52,624

See Notes to Portfolio of Investments

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
513	VeriSign, Inc. (a)	$60,821
		411,422

	IT Services — 3.9%
401	Accenture PLC, Class A	61,554
281	Alliance Data Systems Corp.	59,814
551	Automatic Data Processing, Inc.	62,528
602	Broadridge Financial Solutions, Inc.	66,033
763	Cognizant Technology Solutions Corp., Class A	61,422
617	DXC Technology Co.	62,027
641	Fidelity National Information Services, Inc.	61,728
870	Fiserv, Inc. (a)	62,040
309	FleetCor Technologies, Inc. (a)	62,573
520	Gartner, Inc. (a)	61,162
547	Global Payments, Inc.	61,001
403	International Business Machines Corp.	61,832
953	Leidos Holdings, Inc.	62,326
353	Mastercard, Inc., Class A	61,832
975	Paychex, Inc.	60,050
785	PayPal Holdings, Inc. (a)	59,558
1,176	Square, Inc., Class A (a)	57,859
716	Total System Services, Inc.	61,762
518	Visa, Inc., Class A	61,963
772	Worldpay, Inc., Class A (a)	63,489
		1,232,553

	Leisure Products — 0.2%
737	Hasbro, Inc.	62,129

	Life Sciences Tools & Services — 1.2%
924	Agilent Technologies, Inc.	61,816
254	Illumina, Inc. (a)	60,051
611	IQVIA Holdings, Inc. (a)	59,945
105	Mettler-Toledo International, Inc. (a)	60,378
307	Thermo Fisher Scientific, Inc.	63,383
302	Waters Corp. (a)	59,992
		365,565

	Machinery — 2.6%
412	Caterpillar, Inc.	60,720
397	Cummins, Inc.	64,350
394	Deere & Co.	61,196
645	Dover Corp.	63,352
825	Fortive Corp.	63,954
437	IDEX Corp.	62,277
378	Illinois Tool Works, Inc.	59,217
721	Ingersoll-Rand PLC	61,653
953	PACCAR, Inc.	63,060
353	Parker-Hannifin Corp.	60,374
422	Snap-on, Inc.	62,262
406	Stanley Black & Decker, Inc.	62,199

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
824	Xylem, Inc.	$63,382
		807,996

	Media — 2.4%
1,265	CBS Corp., Class B	65,008
188	Charter Communications, Inc., Class A (a)	58,510
1,801	Comcast Corp., Class A	61,540
1,581	DISH Network Corp., Class A (a)	59,904
725	Liberty Broadband Corp., Class C (a)	62,125
1,974	Liberty Media Corp.-Liberty Formula One, Class C (a)	60,898
3,886	News Corp., Class A	61,399
872	Omnicom Group, Inc.	63,368
9,956	Sirius XM Holdings, Inc.	62,126
1,762	Twenty-First Century Fox, Inc., Class B	64,084
2,038	Viacom, Inc., Class B	63,300
627	Walt Disney (The) Co.	62,976
		745,238

	Metals & Mining — 0.8%
3,514	Freeport-McMoRan, Inc. (a)	61,741
1,726	Newmont Mining Corp.	67,435
968	Nucor Corp.	59,135
1,375	Steel Dynamics, Inc.	60,802
		249,113

	Mortgage Real Estate Investment Trusts — 0.2%
6,075	Annaly Capital Management, Inc.	63,362

	Multiline Retail — 0.8%
676	Dollar General Corp.	63,240
673	Dollar Tree, Inc. (a)	63,867
1,021	Kohl’s Corp.	66,886
909	Target Corp.	63,112
		257,105

	Multi-Utilities — 1.9%
1,163	Ameren Corp.	65,861
2,376	CenterPoint Energy, Inc.	65,102
1,457	CMS Energy Corp.	65,987
833	Consolidated Edison, Inc.	64,924
913	Dominion Energy, Inc.	61,564
631	DTE Energy Co.	65,876
1,309	Public Service Enterprise Group, Inc.	65,764
571	Sempra Energy	63,507
1,033	WEC Energy Group, Inc.	64,769
		583,354

	Oil, Gas & Consumable Fuels — 5.6%
1,102	Anadarko Petroleum Corp.	66,572
650	Andeavor	65,364
1,785	Apache Corp.	68,687
2,582	Cabot Oil & Gas Corp.	61,916

See Notes to Portfolio of Investments

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,188	Cheniere Energy, Inc. (a)	$63,499
560	Chevron Corp.	63,862
697	Cimarex Energy Co.	65,169
434	Concho Resources, Inc. (a)	65,243
1,175	ConocoPhillips	69,666
1,216	Continental Resources, Inc. (a)	71,683
2,020	Devon Energy Corp.	64,216
514	Diamondback Energy, Inc. (a)	65,031
642	EOG Resources, Inc.	67,583
1,279	EQT Corp.	60,765
859	Exxon Mobil Corp.	64,090
1,317	Hess Corp.	66,667
3,931	Kinder Morgan, Inc.	59,201
4,267	Marathon Oil Corp.	68,827
926	Marathon Petroleum Corp.	67,700
2,195	Noble Energy, Inc.	66,509
1,001	Occidental Petroleum Corp.	65,025
1,117	ONEOK, Inc.	63,580
673	Phillips 66	64,554
381	Pioneer Natural Resources Co.	65,448
1,353	Targa Resources Corp.	59,532
688	Valero Energy Corp.	63,826
2,371	Williams (The) Cos., Inc.	58,943
		1,753,158

	Personal Products — 0.4%
3,425	Coty, Inc., Class A	62,677
441	Estee Lauder (The) Cos., Inc., Class A	66,027
		128,704

	Pharmaceuticals — 2.0%
382	Allergan PLC	64,287
969	Bristol-Myers Squibb Co.	61,289
802	Eli Lilly and Co.	62,051
483	Johnson & Johnson	61,896
1,159	Merck & Co., Inc.	63,131
1,547	Mylan N.V. (a)	63,690
627	Nektar Therapeutics (a)	66,625
766	Perrigo Co. PLC	63,838
1,753	Pfizer, Inc.	62,214
762	Zoetis, Inc.	63,635
		632,656

	Professional Services — 0.8%
175	CoStar Group, Inc. (a)	63,469
522	Equifax, Inc.	61,497
1,090	TransUnion (a)	61,890
617	Verisk Analytics, Inc. (a)	64,168
		251,024

	Real Estate Management & Development — 0.2%
1,360	CBRE Group, Inc., Class A (a)	64,219

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 1.2%
1,133	CSX Corp.	$63,119
537	J.B. Hunt Transport Services, Inc.	62,910
611	Kansas City Southern	67,118
466	Norfolk Southern Corp.	63,273
439	Old Dominion Freight Line, Inc.	64,520
471	Union Pacific Corp.	63,317
		384,257

	Semiconductors & Semiconductor Equipment — 3.3%
5,625	Advanced Micro Devices, Inc. (a)	56,531
685	Analog Devices, Inc.	62,424
1,087	Applied Materials, Inc.	60,448
253	Broadcom Ltd.	59,619
1,261	Intel Corp.	65,673
535	KLA-Tencor Corp.	58,320
291	Lam Research Corp.	59,120
2,783	Marvell Technology Group Ltd.	58,443
1,030	Maxim Integrated Products, Inc.	62,027
657	Microchip Technology, Inc.	60,023
1,065	Micron Technology, Inc. (a)	55,529
257	NVIDIA Corp.	59,519
2,492	ON Semiconductor Corp. (a)	60,954
1,064	QUALCOMM, Inc.	58,956
583	Skyworks Solutions, Inc.	58,452
586	Texas Instruments, Inc.	60,880
849	Xilinx, Inc.	61,332
		1,018,250

	Software — 4.5%
900	Activision Blizzard, Inc.	60,714
286	Adobe Systems, Inc. (a)	61,799
388	ANSYS, Inc. (a)	60,796
475	Autodesk, Inc. (a)	59,650
1,803	CA, Inc.	61,122
1,674	Cadence Design Systems, Inc. (a)	61,553
678	Citrix Systems, Inc. (a)	62,918
828	Dell Technologies, Inc., Class V (a)	60,618
502	Electronic Arts, Inc. (a)	60,862
362	Intuit, Inc.	62,753
682	Microsoft Corp.	62,246
1,234	Oracle Corp.	56,455
419	Red Hat, Inc. (a)	62,645
512	salesforce.com, Inc. (a)	59,546
380	ServiceNow, Inc. (a)	62,871
3,793	Snap, Inc., Class A (a)	60,195
604	Splunk, Inc. (a)	59,428
1,227	SS&C Technologies Holdings, Inc.	65,816
2,357	Symantec Corp.	60,928
732	Synopsys, Inc. (a)	60,932
602	Take-Two Interactive Software, Inc. (a)	58,864
518	VMware, Inc., Class A (a)	62,818
476	Workday, Inc., Class A (a)	60,504
		1,406,033

See Notes to Portfolio of Investments

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 2.4%
99	AutoZone, Inc. (a)	$64,220
925	Best Buy Co., Inc.	64,741
1,025	CarMax, Inc. (a)	63,488
2,033	Gap (The), Inc.	63,430
361	Home Depot (The), Inc.	64,345
1,591	L Brands, Inc.	60,792
741	Lowe’s Cos., Inc.	65,023
257	O’Reilly Automotive, Inc. (a)	63,577
841	Ross Stores, Inc.	65,581
662	Tiffany & Co.	64,651
793	TJX (The) Cos., Inc.	64,677
291	Ulta Beauty, Inc. (a)	59,442
		763,967

	Technology Hardware, Storage & Peripherals — 1.2%
363	Apple, Inc.	60,904
3,431	Hewlett Packard Enterprise Co.	60,180
2,744	HP, Inc.	60,149
1,009	NetApp, Inc.	62,245
1,074	Seagate Technology PLC	62,850
606	Western Digital Corp.	55,916
		362,244

	Textiles, Apparel & Luxury Goods — 0.8%
979	NIKE, Inc., Class B	65,045
449	PVH Corp.	67,992
1,222	Tapestry, Inc.	64,289
855	VF Corp.	63,373
		260,699

	Tobacco — 0.4%
1,020	Altria Group, Inc.	63,566
625	Philip Morris International, Inc.	62,125
		125,691

	Trading Companies & Distributors — 0.6%
1,106	Fastenal Co.	60,377
346	United Rentals, Inc. (a)	59,765
224	W.W. Grainger, Inc.	63,228
		183,370

	Water Utilities — 0.2%
785	American Water Works Co., Inc.	64,472

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.2%
997	T-Mobile US, Inc. (a)	$60,857

	Total Investments — 99.9%	31,208,839
	(Cost $29,948,069) (b)
	Net Other Assets and Liabilities — 0.1%	41,890

	Net Assets — 100.0%	$31,250,729

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,328,710 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,067,940. The net unrealized appreciation was $1,260,770.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$31,208,839	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 6.5%
419	Boeing (The) Co.	$137,381
1,107	United Technologies Corp.	139,283
		276,664

	Banks — 3.2%
1,258	JPMorgan Chase & Co.	138,342

	Beverages — 3.4%
3,312	Coca-Cola (The) Co.	143,840

	Capital Markets — 3.2%
548	Goldman Sachs Group (The), Inc.	138,019

	Chemicals — 3.1%
2,055	DowDuPont, Inc.	130,924

	Communications Equipment — 3.3%
3,272	Cisco Systems, Inc.	140,336

	Consumer Finance — 3.3%
1,499	American Express Co.	139,827

	Diversified Telecommunication Services — 3.4%
3,029	Verizon Communications, Inc.	144,847

	Food & Staples Retailing — 3.5%
1,673	Walmart, Inc.	148,847

	Health Care Providers & Services — 3.3%
659	UnitedHealth Group, Inc.	141,026

	Hotels, Restaurants & Leisure — 3.4%
944	McDonald’s Corp.	147,623

	Household Products — 3.4%
1,849	Procter & Gamble (The) Co.	146,589

	Industrial Conglomerates — 6.3%
615	3M Co.	135,005
9,937	General Electric Co.	133,951
		268,956

	Insurance — 3.4%
1,043	Travelers (The) Cos., Inc.	144,831

	IT Services — 6.7%
932	International Business Machines Corp.	142,997
1,192	Visa, Inc., Class A	142,587
		285,584

	Machinery — 3.2%
938	Caterpillar, Inc.	138,242

	Media — 3.3%
1,418	Walt Disney (The) Co.	142,424

	Oil, Gas & Consumable Fuels — 6.9%
1,267	Chevron Corp.	144,489

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,991	Exxon Mobil Corp.	$148,548
		293,037

	Pharmaceuticals — 10.1%
1,110	Johnson & Johnson	142,246
2,692	Merck & Co., Inc.	146,633
4,038	Pfizer, Inc.	143,309
		432,188

	Semiconductors & Semiconductor Equipment — 3.5%
2,845	Intel Corp.	148,168

	Software — 3.3%
1,538	Microsoft Corp.	140,373

	Specialty Retail — 3.4%
815	Home Depot (The), Inc.	145,266

	Technology Hardware, Storage & Peripherals — 3.2%
825	Apple, Inc.	138,418

	Textiles, Apparel & Luxury Goods — 3.5%
2,239	NIKE, Inc., Class B	148,759

	Total Investments — 99.8%	4,263,130
	(Cost $4,407,727) (a)
	Net Other Assets and Liabilities — 0.2%	9,143
	Net Assets — 100.0%	$4,272,273

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,394 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $157,991. The net unrealized depreciation was $144,597.

See Notes to Portfolio of Investments

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$4,263,130	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

March 31, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty exchange-traded funds. This report covers the three funds listed below:

First Trust Total US Market AlphaDEX® ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “TUSA”)

First Trust Dorsey Wright People’s Portfolio ETF – (Nasdaq ticker “DWPP”)

First Trust Dow 30 Equal Weight ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “EDOW”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2018 (Unaudited)

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2018 (Unaudited)

any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2018, only TUSA had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2018 through March 31, 2018) were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2018 (Unaudited)

Licensing Information

The Total US Market AlphaDEX® ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”). Nasdaq makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ AlphaDEX® Total US Market Index to track general stock market performance or a segment of the same. Nasdaq’s only relationship to First Trust is in the licensing of certain trademarks and trade names of Nasdaq and of the NASDAQ AlphaDEX® Total US Market Index, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Fund. Nasdaq is not responsible for and has not reviewed the Fund nor any associated literature or publications and makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Nasdaq reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the NASDAQ AlphaDEX® Total US Market Index. Nasdaq has no obligation or liability in connection with the administration, marketing or trading of the Fund. NASDAQ DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NASDAQ ALPHADEX® TOTAL US MARKET INDEX OR ANY DATA INCLUDED THEREIN AND NASDAQ SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NASDAQ MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, INVESTORS, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ ALPHADEX® TOTAL US MARKET INDEX OR ANY DATA INCLUDED THEREIN.

The First Trust Dorsey Wright People’s Portfolio ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. Nasdaq, Inc. makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Nasdaq, Inc.’s only relationship to First Trust is the licensing of certain trademarks and trade names of Nasdaq, Inc. and of the Dorsey Wright People’s Portfolio Index, which is determined, composed and calculated by Nasdaq, Inc., or its agent, without regard to First Trust or the Fund. Nasdaq, Inc. has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Nasdaq, Inc. is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Nasdaq, Inc. has no obligation or liability in connection with the administration, marketing or trading of the Fund.

NASDAQ, INC. DOES NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEX OR ANY DATA INCLUDED THEREIN. NASDAQ, INC. MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. NASDAQ, INC. MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ DORSEY WRIGHT PEOPLE’S PORTFOLIO INDEX, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NASDAQ, INC. HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The “Dow Jones Industrial Average Equal Weight Index” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Licensee. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); “Dow Jones®” and “Dow Jones Industrial Average Equal Weight” are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by the Fund and sublicensed for certain purposed by Licensee. Licensee’s Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Dow Jones Industrial Average Equal Weight to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the Dow Jones Industrial Average Equal Weight is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The Dow Jones Industrial Average Equal Weight is determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the Fund.

S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, MISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE EQUAL WEIGHT OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 30, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	May 30, 2018